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UNITED STATES	Estimated average burden hours per response. . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Tax-Exempt Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.4%

AIRPORT 3.3%

City of Fresno Airport (a)(b)
Refunding Revenue Bonds
Series 2013B AMT
07/01/28	5.000%	$500,000	$485,650
07/01/30	5.125%	1,050,000	1,013,670
City of Los Angeles Department of Airports Revenue Bonds Series 2009A
05/15/34	5.000%	1,000,000	1,035,410
County of Orange Airport Revenue Bonds Series 2009A
07/01/39	5.250%	2,500,000	2,598,975
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/39	5.750%	3,000,000	3,325,980
County of Sacramento Airport System (b)
Revenue Bonds
Senior Series 2008B (AGM) AMT
07/01/39	5.250%	1,000,000	1,022,970
San Francisco City & County Airports Commission (b)
Refunding Revenue Bonds
2nd Series 2008-34E (AGM) AMT
05/01/25	5.750%	1,500,000	1,663,290
2nd Series 2011F AMT
05/01/29	5.000%	5,210,000	5,286,483
Total			16,432,428

DISPOSAL 0.4%

California Pollution Control Financing Authority Refunding Revenue Bonds Waste Management Series 2002A AMT (b)
01/01/22	5.000%	2,000,000	1,985,020

HIGHER EDUCATION 4.9%

California Educational Facilities Authority
Revenue Bonds
California College of the Arts
Series 2005
06/01/26	5.000%	1,000,000	989,670
06/01/35	5.000%	1,500,000	1,383,750
California Lutheran University
Series 2008
10/01/21	5.250%	665,000	710,054
10/01/38	5.750%	3,000,000	3,021,030
Chapman University
Series 2011
04/01/31	5.000%	4,375,000	4,500,956
Loyola Marymount University
Series 2010A
10/01/40	5.125%	1,250,000	1,268,050
Woodbury University
Series 2006

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)

01/01/25	5.000%	$1,830,000	$1,814,225
California Municipal Finance Authority
Revenue Bonds
Biola University
Series 2008
10/01/28	5.800%	2,000,000	2,067,560
Series 2013
10/01/38	5.000%	1,000,000	961,180
10/01/42	5.000%	1,000,000	919,550
Emerson College
Series 2011
01/01/42	6.000%	1,250,000	1,362,738
California State University Revenue Bonds Systemwide Series 2009A
11/01/40	6.000%	2,000,000	2,258,640
California Statewide Communities Development Authority
Revenue Bonds
Lancer Plaza Project
Series 2013
11/01/33	5.625%	1,400,000	1,249,990
11/01/43	5.875%	1,875,000	1,640,531
Total			24,147,924

HOSPITAL 12.2%

California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2005
11/15/34	5.000%	4,025,000	4,030,715
Revenue Bonds
Adventist Health System West
Series 2009A
09/01/39	5.750%	7,000,000	7,253,540
Catholic Healthcare
Series 2011A
03/01/41	5.250%	3,000,000	3,025,980
Catholic Healthcare West
Series 2009A
07/01/39	6.000%	1,000,000	1,132,820
Series 2009E
07/01/25	5.625%	1,125,000	1,221,053
Kaiser Permanente
Series 2006A
04/01/39	5.250%	3,350,000	3,365,444
Providence Health & Services
Series 2008C
10/01/28	6.250%	500,000	575,405
St. Joseph Health System
Series 2009A
07/01/29	5.500%	1,500,000	1,642,215
St. Joseph Health Systems
Series 2013A
07/01/37	5.000%	2,000,000	1,994,380

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)

Sutter Health
Series 2008A
08/15/30	5.000%	$2,500,000	$2,537,725
Series 2011B
08/15/31	5.875%	1,815,000	1,990,874
Unrefunded Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	1,470,000	1,684,355
California Municipal Finance Authority
Certificate of Participation
Community Hospital of Central California
Series 2007
02/01/37	5.250%	2,500,000	2,483,325
Revenue Bonds
Community Hospitals of Central California
Series 2009
02/01/39	5.500%	4,000,000	4,033,960
California Statewide Communities Development Authority
Revenue Bonds
Catholic Healthcare West
Series 2008B
07/01/30	5.500%	1,935,000	2,099,049
John Muir Health
Series 2006A
08/15/32	5.000%	3,000,000	2,963,670
Series 2009
07/01/39	5.125%	500,000	497,490
Kaiser Permanente
Series 2006B
03/01/45	5.250%	1,000,000	1,000,190
Sutter Health
Series 2011A
08/15/42	6.000%	2,000,000	2,244,840
Various Kaiser
Series 2001C
08/01/31	5.250%	1,100,000	1,112,144
City of Marysville Revenue Bonds Fremont-Rideout Health Series 2011
01/01/42	5.250%	4,000,000	4,012,000
City of Newport Beach Prerefunded 12/01/21 Revenue Bonds Hoag Memorial Presbyterian Hospital Series 2011
12/01/40	6.000%	1,000,000	1,275,740
City of Torrance Revenue Bonds Torrance Memorial Medical Center Series 2010A
09/01/30	5.000%	3,000,000	3,086,340
Sierra View Local Health Care District Revenue Bonds Series 2007
07/01/37	5.250%	3,500,000	3,335,045

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)

University of California Revenue Bonds Series 2008D
05/15/27	5.000%	$1,500,000	$1,617,705
Total			60,216,004

INVESTOR OWNED 1.0%

City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/34	5.875%	1,000,000	1,109,740
City of Chula Vista (b)
Revenue Bonds
San Diego Gas & Electric Co.
Series 2005D AMT
12/01/27	5.000%	3,500,000	3,564,435
Total			4,674,175

JOINT POWER AUTHORITY 0.4%

California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/39	6.250%	2,000,000	2,110,740

LOCAL APPROPRIATION 4.2%

Anaheim Public Financing Authority Subordinated Revenue Bonds Public Improvements Project Series 1997C (AGM)
09/01/14	6.000%	2,000,000	2,119,580
City of Modesto Certificate of Participation Community Center Refinancing Project Series 1993A (AMBAC)
11/01/23	5.000%	2,235,000	2,184,042
County of San Joaquin Certificate of Participation Capital Facilities Project Series 1993 (NPFGC)
11/15/13	5.500%	620,000	627,403
Los Angeles Municipal Improvement Corp.
Revenue Bonds
Capital Equipment
Series 2008A
09/01/24	5.000%	1,000,000	1,061,280
Series 2008B
09/01/38	5.000%	3,000,000	3,009,210
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/31	5.500%	1,500,000	1,584,705

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL APPROPRIATION (CONTINUED)

San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/33	5.000%	$5,000,000	$5,069,500
San Mateo County Board of Education Refunding Certificate of Participation Series 2009
06/01/35	5.250%	2,000,000	2,072,960
Victor Elementary School District Certificate of Participation School Construction Refinancing Series 1996 (NPFGC)
05/01/18	6.450%	2,670,000	2,846,674
Total			20,575,354

LOCAL GENERAL OBLIGATION 7.0%

Central Valley Schools Financing Authority Refunding Revenue Bonds School District General Obligation Bond Program Series 1998A (NPFGC)
02/01/18	6.450%	710,000	766,012
Culver City School Facilities Financing Authority Revenue Bonds Culver City United School District Series 2005 (AGM)
08/01/26	5.500%	1,750,000	2,072,928
East Side Union High School District Unlimited General Obligation Refunding Bonds Series 2003B (NPFGC)
08/01/26	5.250%	2,010,000	2,198,498
Grossmont Healthcare District Unlimited General Obligation Bonds 2006 Election Series 2011B
07/15/34	6.000%	2,000,000	2,255,700
Lakeside Union School District San Diego County Unlimited General Obligation Bonds Series 2009
08/01/33	5.000%	3,340,000	3,478,610
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009D
01/01/34	5.000%	750,000	763,470
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (c)
08/01/32	0.000%	5,440,000	1,647,450

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)

Menifee Union School District Unlimited General Obligation Bonds Election of 2008 Series 2008A
08/01/33	5.500%	$3,125,000	$3,387,406
New Haven Unified School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/17	12.000%	1,565,000	2,198,371
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/22	5.000%	750,000	787,230
08/01/32	5.500%	2,500,000	2,476,750
Rocklin Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1995C (NPFGC) (c)
07/01/20	0.000%	3,460,000	2,682,780
San Bernardino City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2013A (AGM)
08/01/27	5.000%	1,000,000	1,048,810
08/01/28	5.000%	1,250,000	1,293,775
San Marino Unified School District Unlimited General Obligation Bonds Series 1998B
06/01/23	5.000%	1,000,000	1,149,210
Simi Valley Unified School District Refunding Certificate of Participation Capital Improvement Projects Series 1998 (AMBAC)
08/01/22	5.250%	925,000	977,984
South Bay Union School District/San Diego County
Unlimited General Obligation Bonds
Election of 2012
Series 2013A (AGM)
08/01/33	5.000%	1,535,000	1,556,720
08/01/37	5.000%	1,000,000	1,007,050
Tehachapi Valley Healthcare District Unlimited General Obligation Bonds Election of 2009 Series 2013
11/01/33	5.000%	2,500,000	2,487,200
Total			34,235,954

MULTI-FAMILY 2.0%

California Housing Finance Agency Revenue Bonds Multifamily Housing III Series 1999A AMT (b)
02/01/36	5.375%	2,280,000	2,280,296

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MULTI-FAMILY (CONTINUED)

California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2006
05/15/38	5.000%	$2,500,000	$2,373,850
Series 2012
05/15/31	5.125%	2,000,000	2,020,960
Revenue Bonds
CHF-Irvine LLC-UCI East Campus
Series 2008
05/15/17	5.000%	1,600,000	1,765,632
University of California Irvine East Campus Apartments
Series 2008
05/15/32	5.750%	1,500,000	1,540,830
Total			9,981,568

MUNICIPAL POWER 2.8%

Anaheim Public Financing Authority Revenue Bonds Anaheim Electric Systems Distribution Series 2009
10/01/25	5.000%	1,000,000	1,073,570
City of Redding Certificate of Participation Series 2008A (AGM)
06/01/27	5.000%	865,000	920,152
City of Riverside Electric Revenue Bonds Series 2008D (AGM)
10/01/28	5.000%	1,325,000	1,389,382
City of Vernon Electric System
Revenue Bonds
Series 2009A
08/01/21	5.125%	2,730,000	2,940,783
Series 2012A
08/01/30	5.000%	1,000,000	1,005,760
Imperial Irrigation District Refunding Revenue Bonds System Series 2011A
11/01/31	6.250%	1,000,000	1,113,360
Modesto Irrigation District Certificate of Participation Series 2004B
07/01/35	5.500%	2,000,000	2,093,540
Southern California Public Power Authority Revenue Bonds Milford Wind Corridor Project Series 2010-1
07/01/30	5.000%	500,000	523,315
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/29	5.000%	2,500,000	2,531,425
Total			13,591,287

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OTHER BOND ISSUE 1.3%

California Infrastructure & Economic Development Bank
Revenue Bonds
Series 2008
02/01/33	5.250%	$3,000,000	$3,092,730
02/01/38	5.250%	3,050,000	3,083,672
Total			6,176,402

PORTS 1.0%

Port Commission of the City & County of San Francisco Revenue Bonds Series 2010A
03/01/40	5.125%	5,000,000	5,070,850

PREP SCHOOL 0.3%

California Statewide Communities Development Authority Revenue Bonds Aspire Public Schools Series 2010
07/01/30	6.000%	1,420,000	1,436,245

PREPAID GAS 0.3%

M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/34	7.000%	1,000,000	1,212,710

REFUNDED / ESCROWED 4.1%

California Health Facilities Financing Authority
Prerefunded 02/01/20 Revenue Bonds
Insured Episcopal Home
Series 2010B
02/01/32	6.000%	2,000,000	2,475,000
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/38	6.500%	30,000	37,476
City of Pomona Refunding Revenue Bonds Series 1990B Escrowed to Maturity (GNMA/FHLMC)
08/01/23	7.500%	845,000	1,079,209
City of Redding Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) (d)
07/01/22	12.239%	400,000	572,528
County of Riverside Revenue Bonds Series 1989A Escrowed to Maturity (GNMA) AMT (b)
05/01/21	7.800%	2,500,000	3,428,525
Los Angeles Harbor Department Revenue Bonds Series 1988 Escrowed to Maturity
10/01/18	7.600%	530,000	617,922

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)

Manteca Financing Authority Prerefunded 02/01/13 Revenue Bonds Series 2003B (NPFGC)
12/01/33	5.000%	$345,000	$350,513
San Bernardino Community College District Prerefunded 08/01/18 Unlimited General Obligation Bonds Election of 2002 Series 2008A
08/01/33	6.250%	1,000,000	1,238,840
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (c)
01/01/20	0.000%	12,000,000	10,401,720
Total			20,201,733

RESOURCE RECOVERY 0.6%

California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Series 2011 AMT (b)(e)
12/01/32	7.500%	2,885,000	2,860,189

RETIREMENT COMMUNITIES 2.9%

ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/31	6.000%	2,200,000	2,334,882
Series 2012
07/01/47	5.000%	4,000,000	3,618,200
Revenue Bonds
Odd Fellows Home of California
Series 2012A
04/01/42	5.000%	1,000,000	955,960
California Statewide Communities Development Authority
Refunding Revenue Bonds
Episcopal Communities and Services
Series 2012
05/15/42	5.000%	3,000,000	2,772,030
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	1,500,000	1,547,745
Covenant Retirement Communities, Inc.
Series 2013
12/01/36	5.625%	2,000,000	1,930,600
Eskaton Properties, Inc.
Series 2012
11/15/34	5.250%	1,250,000	1,183,975
Total			14,343,392

SINGLE FAMILY 0.6%

California Housing Finance Agency (b)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SINGLE FAMILY (CONTINUED)

Revenue Bonds
Home Mortgage
Series 2006H (FGIC) AMT
08/01/30	5.750%	$530,000	$553,495
Series 2006K AMT
08/01/26	4.625%	2,500,000	2,311,875
02/01/42	5.500%	250,000	258,550
Total			3,123,920

SPECIAL NON PROPERTY TAX 1.1%

Riverside County Transportation Commission Revenue Bonds Limited Tax Series 2010A
06/01/32	5.000%	5,000,000	5,214,050

SPECIAL PROPERTY TAX 18.2%

Anaheim Community Facilities District No. 06-2 Special Tax Bonds Stadium Lofts Series 2007
09/01/37	5.000%	1,000,000	885,010
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/29	7.500%	1,785,000	1,818,094
Southeast Bakersfield
Series 2009B
08/01/29	7.250%	835,000	860,810
Carson Redevelopment Agency Tax Allocation Bonds Housing Series 2010A
10/01/30	5.000%	5,000,000	4,772,250
Cerritos Public Financing Authority Tax Allocation Bonds Los Coyotes Redevelopment Project Loan Series 1993A (AMBAC)
11/01/23	6.500%	2,000,000	2,222,860
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/30	5.000%	2,500,000	2,383,850
09/01/38	5.000%	625,000	564,650
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	105,000	105,118

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

City of Palo Alto Refunding & Improvement Special Assessment Bonds Limited Obligation-University Ave. Series 2012
09/02/29	5.000%	$800,000	$812,816
City of Yucaipa Refunding Special Tax Bonds Community Facilities District No. 98-1 Series 2011
09/01/30	5.375%	1,500,000	1,534,950
Corona-Norca Unified School District Refunding Special Tax Bonds Community Facilities District #98-1 Series 2013
09/01/32	5.000%	1,300,000	1,267,175
Corona-Norco Unified School District Public Financing Authority Refunding Special Tax Bonds Senior Lien Series 2013-A
09/01/32	5.000%	500,000	483,270
Eastern Municipal Water District
Special Tax Bonds
District No. 2004-27 Cottonwood
Series 2006
09/01/27	5.000%	190,000	185,674
09/01/36	5.000%	480,000	444,091
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/24	6.500%	3,000,000	3,410,580
Elk Grove Unified School District (c)
Refunding Special Tax Bonds
Capital Appreciation-Community Facilities No. 1
Series 1995 (AMBAC)
12/01/18	0.000%	2,720,000	2,076,067
Folsom Redevelopment Agency
Tax Allocation Bonds
Central Folsom Redevelopment Project
Series 2009
08/01/29	5.125%	1,000,000	995,140
08/01/36	5.500%	1,000,000	994,830
Inglewood Redevelopment Agency Refunding Tax Allocation Bonds Merged Redevelopment Project Series 1998A (AMBAC)
05/01/23	5.250%	2,100,000	2,186,016
Lammersville School District Community Facilities District No. 2002 Special Tax Bonds Mountain House Series 2006
09/01/35	5.125%	1,000,000	909,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

Lancaster Financing Authority Subordinated Tax Allocation Bonds No. 5 & 6 Redevelopment Projects Series 2003 (NPFGC)
02/01/17	5.125%	$1,270,000	$1,323,823
Long Beach Bond Finance Authority Tax Allocation Bonds Series 2006C (AMBAC)
08/01/31	5.500%	3,250,000	3,015,285
Los Angeles Community Redevelopment Agency Tax Allocation Bonds Hollywood Redevelopment Project Series 1998C (NPFGC)
07/01/18	5.375%	1,665,000	1,794,703
Los Angeles County Public Works Financing Authority Refunding Revenue Bonds Senior Lien Series 1996A (AGM)
10/01/18	5.500%	1,780,000	1,962,272
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/35	5.625%	1,300,000	1,326,416
08/01/40	5.750%	2,000,000	2,054,140
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	1,500,000	1,397,880
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	1,565,000	1,586,331
Oceanside Community Facilities District Special Tax Bonds Ocean Ranch Corp. Series 2004
09/01/34	5.875%	1,000,000	967,690
Orange County Community Facilities District Special Tax Bonds Ladera Ranch Series 2004A
08/15/34	5.625%	850,000	851,292
Orange Unified School District Community Facilities District No. 2005-2 Special Tax Bonds Del Rio School Facilities Series 2007
09/01/37	5.000%	1,000,000	885,010

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

Palmdale Civic Authority Refunding Revenue Bonds Redevelopment Project No. 1 Series 2009A
07/01/27	6.000%	$4,780,000	$5,133,242
Pittsburg Redevelopment Agency Tax Allocation Bonds Los Medanos Community Development Project Series 1999 (AMBAC) (c)
08/01/24	0.000%	2,100,000	1,172,787
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/31	5.000%	1,370,000	1,383,892
09/01/33	5.000%	1,000,000	1,000,680
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds Housing Set Aside Series 2007A (NPFGC)
09/01/34	5.000%	3,200,000	3,013,024
Riverside Public Financing Authority Unrefunded Revenue Bonds Multiple Loans Series 1991A
02/01/18	8.000%	15,000	15,251
San Diego Redevelopment Agency Tax Allocation Bonds Capital Appreciation Series 2001 (AGM) (c)
09/01/20	0.000%	3,630,000	2,827,770
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay North Redevelopment
Series 2009C
08/01/29	6.000%	1,035,000	1,120,936
08/01/39	6.500%	2,625,000	2,878,181
Mission Bay South Redevelopment
Series 2009D
08/01/29	6.375%	1,000,000	1,071,060
San Francisco Redevelopment Projects
Series 2009B
08/01/28	6.125%	1,010,000	1,091,477
08/01/32	6.500%	500,000	541,425
Series 2011B
08/01/26	6.125%	500,000	552,130
08/01/31	6.250%	2,600,000	2,791,126
08/01/41	6.625%	1,600,000	1,731,856
Santa Monica Redevelopment Agency Tax Allocation Bonds Earthquake Recovery Redevelopment Series 2011
07/01/36	5.875%	1,250,000	1,366,837

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL PROPERTY TAX (CONTINUED)

Santee Community Development Commission Tax Allocation Bonds Santee Community Redevelopment Project Series 2011A
08/01/31	7.000%	$1,000,000	$1,150,100
Sulphur Springs Union School District
Refunding Special Tax Bonds
Community Facilities District No. 2002-1-SE
Series 2012
09/01/30	5.000%	1,270,000	1,238,618
09/01/31	5.000%	1,365,000	1,319,218
09/01/33	5.000%	1,000,000	956,010
Temecula Redevelopment Agency
Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/31	6.750%	1,000,000	1,141,830
08/01/39	7.000%	2,100,000	2,411,451
Union City Community Redevelopment Agency Tax Allocation Bonds Subordinated Lien-Community Redevelopment Project Series 2011
12/01/33	6.875%	1,500,000	1,722,690
West Covina Community Development Commission Refunding Special Tax Bonds Fashion Plaza Series 1996
09/01/17	6.000%	2,435,000	2,632,016
Yorba Linda Redevelopment Agency
Tax Allocation Bonds
Subordinated Lien-Redevelopment Project
Series 2011A
09/01/26	6.000%	1,000,000	1,088,880
09/01/32	6.500%	2,000,000	2,235,420
Total			89,665,550

STATE APPROPRIATED 5.8%

California State Public Works Board
Refunding Revenue Bonds
Department of Corrections State Prisons
Series 1993A (AMBAC)
12/01/19	5.000%	6,000,000	6,615,240
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/31	5.000%	5,100,000	5,169,054
Series 2013A
03/01/32	5.000%	1,500,000	1,515,870
State University Projects
Series 2011B
10/01/31	5.000%	1,200,000	1,220,040
Various Capital Projects
Series 2011A
10/01/31	5.125%	5,000,000	5,108,400
Subordinated Series 2009I-1
11/01/29	6.125%	5,000,000	5,778,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE APPROPRIATED (CONTINUED)

Subordinated Series 2010A-1
03/01/35	6.000%	$2,750,000	$3,075,352
Total			28,482,106

STATE GENERAL OBLIGATION 15.7%

State of California
Unlimited General Obligation Bonds
Series 2003
02/01/20	5.250%	1,250,000	1,483,312
Series 2003 (AMBAC)
02/01/27	5.000%	1,140,000	1,268,011
Series 2004
02/01/22	5.000%	1,000,000	1,022,580
Series 2008
08/01/34	5.000%	3,000,000	3,092,220
Series 2010
11/01/29	5.200%	1,000,000	1,063,040
Various Purpose
Series 2005
03/01/32	5.000%	1,000,000	1,013,000
Series 2007
12/01/31	5.000%	3,500,000	3,581,830
12/01/32	5.000%	5,000,000	5,105,000
Series 2009
04/01/25	5.625%	500,000	558,175
10/01/29	5.000%	4,500,000	4,693,545
04/01/31	5.750%	2,750,000	2,985,895
04/01/35	6.000%	4,000,000	4,487,920
04/01/38	6.000%	10,500,000	11,746,560
11/01/39	5.500%	4,965,000	5,288,172
Series 2010
03/01/24	5.250%	1,000,000	1,108,800
03/01/30	5.250%	1,000,000	1,054,520
03/01/33	6.000%	4,000,000	4,563,120
03/01/40	5.500%	4,800,000	5,073,456
Unlimited General Obligation Refunding Bonds
Series 2005
05/01/29	4.625%	2,000,000	2,014,080
Various Purpose
Series 2008
04/01/33	5.125%	3,500,000	3,626,700
04/01/38	5.000%	12,110,000	12,387,198
Unrefunded Unlimited General Obligation Bonds
Series 2000
05/01/26	5.625%	95,000	95,385
Series 2004
04/01/29	5.300%	2,000	2,056
Total			77,314,575

TRANSPORTATION 0.2%

Alameda Corridor Transportation Authority Refunding Revenue Bonds Senior Lien Series 2013-A
10/01/26	5.000%	1,000,000	1,082,590

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TURNPIKE / BRIDGE / TOLL ROAD 2.6%

Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2008F1
04/01/47	5.125%	$2,500,000	$2,556,725
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 1999
01/15/40	5.750%	5,500,000	5,269,440
Revenue Bonds
Senior Lien
Series 1995A (NPFGC)
01/01/35	5.000%	2,000,000	1,954,920
Riverside County Transportation Commission Revenue Bonds Senior Lien Series 2013A
06/01/48	5.750%	1,500,000	1,472,835
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993
01/01/33	5.000%	1,400,000	1,302,042
Total			12,555,962

WATER & SEWER 2.5%

City of Big Bear Lake Water Refunding Revenue Bonds Series 1996 (NPFGC)
04/01/15	6.000%	715,000	744,866
City of Lodi Certificate of Participation Series 2007A (AGM)
10/01/37	5.000%	1,250,000	1,269,162
Eastern Municipal Water District Certificate of Participation Series 2008H
07/01/33	5.000%	1,000,000	1,024,130
Rowland Water District Certificate of Participation Recycled Water Project Series 2008
12/01/39	6.250%	2,235,000	2,523,896
San Diego Public Facilities Financing Authority Sewer
Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,586,025
05/15/39	5.250%	3,000,000	3,166,170

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)

San Diego Public Facilities Financing Authority Revenue Bonds Series 2009B
08/01/34	5.375%	$2,000,000	$2,162,180
Total			12,476,429
Total Municipal Bonds (Cost: $449,015,866)			$469,167,157

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 1.5%

California Pollution Control Financing Authority (b)(d)
Refunding Revenue Bonds
Republic Services, Inc.
VRDN Series 2010A AMT
08/01/23	0.570%	$5,000,000	$5,000,000
California Pollution Control Financing Authority (d)(f)
Refunding Revenue Bonds
Pacific Gas & Electric Co.
VRDN Series 1996C (JP Morgan Chase Bank)
11/01/26	0.020%	1,000,000	1,000,000
State of California Unlimited General Obligation Bonds VRDN Subordinated Series 2005B-7 (JPMorgan Chase Bank) (d)(f)
05/01/40	0.020%	$1,000,000	$1,000,000
Total			7,000,000
Total Floating Rate Notes (Cost: $7,000,000)			$7,000,000

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.5%

LOCAL GENERAL OBLIGATION 0.5%

Moreno Valley Unified School District Unlimited General Obligation Notes Series 2013
10/01/13	2.000%	2,500,000	2,506,975
Total Municipal Short Term (Cost: $2,506,986)			$2,506,975

		Shares	Value

Money Market Funds 1.6%

Dreyfus General California Municipal Money Market Fund, 0.000% (g)		4,311,911	$4,311,911
JPMorgan Tax-Free Money Market Fund, 0.010% (g)		3,763,091	3,763,091
Total Money Market Funds (Cost: $8,075,002)			$8,075,002
Total Investments (Cost: $466,597,854) (h)			$486,749,134(i)
Other Assets & Liabilities, Net			5,133,590
Net Assets			$491,882,724

Notes to Portfolio of Investments

(a)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(b)                                     Income from this security may be subject to alternative minimum tax.

(c)                                     Zero coupon bond.

(d)                                     Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2013.

(e)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2013 was $2,860,189, representing 0.58% of net assets.  Information concerning such security holdings at July 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water
Series 2011 AMT
12/01/32 7.500%	12-22-11	2,885,000

(f)                                       The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.

(g)                                     The rate shown is the seven-day current annualized yield at July 31, 2013.

(h)                                     At July 31, 2013, the cost of securities for federal income tax purposes was approximately $466,598,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$27,580,000
Unrealized Depreciation	(7,429,000)
Net Unrealized Appreciation	$20,151,000

(i)             Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM                           Assured Guaranty Municipal Corporation

AMBAC               Ambac Assurance Corporation

AMT                             Alternative Minimum Tax

FGIC                         Financial Guaranty Insurance Company

FHLMC               Federal Home Loan Mortgage Corporation

GNMA                    Government National Mortgage Association

NPFGC               National Public Finance Guarantee Corporation

VRDN                     Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	469,167,157	—	469,167,157
Total Bonds	—	469,167,157	—	469,167,157
Short-Term Securities
Floating Rate Notes	—	7,000,000	—	7,000,000
Municipal Short Term	—	2,506,975	—	2,506,975
Total Short-Term Securities	—	9,506,975	—	9,506,975
Mutual Funds
Money Market Funds	8,075,002	—	—	8,075,002
Total Mutual Funds	8,075,002	—	—	8,075,002
Total	8,075,002	478,674,132	—	486,749,134

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Connecticut Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.3%
DISPOSAL 0.9%
New Haven Solid Waste Authority Revenue Bonds Series 2008
06/01/23	5.125%	$1,520,000	$1,672,760

HIGHER EDUCATION 11.4%
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2012L
11/01/23	4.000%	2,065,000	2,154,435
Sacred Heart University
Series 2012H (AGM)
07/01/19	5.000%	2,350,000	2,729,502
Revenue Bonds
Fairfield University
Series 2008N
07/01/18	5.000%	2,120,000	2,415,910
07/01/22	5.000%	2,500,000	2,744,925
Quinnipiac University
Series 2007I (NPFGC)
07/01/22	5.000%	2,000,000	2,247,240
Quinnipiac University Health & Education
Series 2007 (NPFGC)
07/01/28	5.000%	2,000,000	2,112,180
Sacred Heart University
Series 2011G
07/01/20	5.000%	1,190,000	1,293,839
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	500,000	583,825
Series 2004H (NPFGC)
07/01/25	5.000%	540,000	559,807
Yale University
Series 1997T-1
07/01/29	4.700%	4,800,000	4,934,544
Total			21,776,207
HOSPITAL 12.1%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/22	5.000%	1,400,000	1,531,012
Health System Catholic East
Series 2010
11/15/29	4.750%	3,420,000	3,438,605
Hospital for Special Care
Series 2007C (RAD)
07/01/17	5.250%	500,000	553,255
07/01/20	5.250%	1,235,000	1,318,560
07/01/27	5.250%	750,000	756,562
Lawrence & Memorial Hospital
Series 2011S
07/01/15	5.000%	850,000	918,442

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Middlesex Hospital
Series 2006M (AGM)
07/01/27	4.875%	$500,000	$513,160
Series 2011N
07/01/17	5.000%	1,175,000	1,321,076
07/01/20	5.000%	1,365,000	1,528,022
07/01/21	5.000%	1,000,000	1,106,210
Stamford Hospital
Series 2012J
07/01/19	4.000%	1,435,000	1,540,028
07/01/20	5.000%	1,525,000	1,709,159
Western Connecticut Health Network
Series 2011
07/01/19	5.000%	1,760,000	1,986,635
07/01/20	5.000%	1,630,000	1,824,671
William W Backus Hospital
Series 2005G (AGM)
07/01/24	5.000%	2,060,000	2,125,570
Yale-New Haven Hospital
Series 2013N
07/01/25	5.000%	300,000	326,274
07/01/26	5.000%	570,000	610,481
Total			23,107,722
HUMAN SERVICE PROVIDER 0.1%
Connecticut State Health & Educational Facility Authority Revenue Bonds Village Families & Children Series 2002A (AMBAC)
07/01/23	5.000%	260,000	260,042

INVESTOR OWNED 2.6%
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	5,000,000	4,986,150

JOINT POWER AUTHORITY 0.6%
Connecticut Municipal Electric Energy Cooperative Revenue Bonds Series 2012A
01/01/27	5.000%	1,000,000	1,074,530

LOCAL GENERAL OBLIGATION 28.6%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2004C (NPFGC)
08/15/17	5.250%	1,500,000	1,700,445
08/15/21	5.500%	1,125,000	1,297,485
Series 2012B
08/15/19	4.000%	3,000,000	3,255,720

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
City of Danbury Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
08/01/16	4.750%	$1,270,000	$1,333,068
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/22	5.250%	1,325,000	1,521,219
04/01/23	5.250%	1,325,000	1,499,926
04/01/24	5.250%	1,325,000	1,482,277
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/19	5.000%	2,085,000	2,391,766
Series 2013A
04/01/26	5.000%	1,810,000	1,951,234
City of New Britain Unlimited General Obligation Bonds Series 2006 (AMBAC)
04/15/17	5.000%	1,165,000	1,314,237
City of New Haven
Unlimited General Obligation Bonds
Series 2011 (AGM)
08/01/18	5.000%	820,000	931,627
Unlimited General Obligation Refunding Bonds
Series 2008 (AGM)
11/01/18	5.000%	4,410,000	5,026,650
City of Stamford Unlimited General Obligation Refunding Bonds Series 2003B
08/15/17	5.250%	1,125,000	1,310,006
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM)
08/01/17	4.000%	2,215,000	2,335,917
Regional School District No. 15
Limited General Obligation Refunding Bonds
Series 2003 (NPFGC/FGIC)
02/01/15	5.000%	1,105,000	1,178,438
02/01/16	5.000%	1,025,000	1,129,366
Town of East Haven Unlimited General Obligation Refunding Bonds Series 2003 (NPFGC)
09/01/15	5.000%	640,000	691,629
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/20	5.000%	1,000,000	1,187,090
01/01/22	5.000%	500,000	590,595
Town of Groton
Unlimited General Obligation Refunding Bonds
Series 2013A
10/01/24	4.000%	1,980,000	2,075,198
10/01/25	4.000%	2,020,000	2,081,327

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOCAL GENERAL OBLIGATION (CONTINUED)
Town of Guilford Refunding Unlimited General Obligation Bonds Series 2012-A
08/15/26	3.000%	$960,000	$872,458
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2013 (AGM)
08/15/20	5.000%	1,000,000	1,118,350
08/15/21	5.000%	1,000,000	1,106,670
Town of New Milford Unlimited General Obligation Bonds Series 2004 (AMBAC)
01/15/16	5.000%	1,025,000	1,134,993
Town of Newtown Unlimited General Obligation Refunding Bonds Series 2010
07/01/20	4.500%	1,500,000	1,731,165
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/24	4.750%	1,150,000	1,347,179
07/15/25	4.750%	1,150,000	1,335,092
Town of Ridgefield Unlimited General Obligation Refunding Bonds Series 2009
09/15/20	5.000%	2,130,000	2,561,730
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2009
09/15/20	4.000%	575,000	631,747
09/15/21	4.000%	600,000	645,486
Town of Watertown
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/17	5.000%	1,060,000	1,216,827
Series 2009B
07/01/17	5.000%	2,000,000	2,294,500
Town of Weston Unlimited General Obligation Bonds Series 2004
07/15/15	5.250%	1,300,000	1,422,525
Town of Windham Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC)
06/15/15	5.000%	785,000	851,482
Total			54,555,424
MULTI-FAMILY 1.1%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/22	5.000%	1,035,000	1,078,656
06/01/23	5.000%	1,085,000	1,124,809
Total			2,203,465

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MUNICIPAL POWER 0.2%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (a)
10/01/24	5.000%	$315,000	$340,524

NURSING HOME 0.7%
Connecticut State Development Authority
Revenue Bonds
Alzheimer’s Resource Center Project
Series 2007
08/15/21	5.400%	500,000	512,765
Alzheimers Residence Center, Inc. Project
Series 2007
08/15/17	5.200%	785,000	817,185
Total			1,329,950
POOL / BOND BANK 1.2%
State of Connecticut
Refunding Revenue Bonds
Revolving Fund
Series 2003B
10/01/15	5.000%	1,000,000	1,098,210
Series 2009C
10/01/18	5.000%	1,000,000	1,179,360
Total			2,277,570
PREP SCHOOL 3.6%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/26	5.250%	2,770,000	3,161,955
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/27	5.250%	1,670,000	1,931,773
Miss Porters School Issue
Series 2006B (AMBAC)
07/01/29	4.500%	600,000	601,608
Norwich Free Academy
Series 2013B
07/01/28	4.000%	1,220,000	1,183,900
Total			6,879,236
REFUNDED / ESCROWED 4.4%
City of Hartford
Unlimited General Obligation Bonds
Series 2006 (AMBAC)
07/15/22	5.000%	600,000	674,106
Series 2009A (AGM)
08/15/17	5.000%	695,000	801,592
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2006A (AMBAC)
01/01/22	5.000%	2,000,000	2,268,040
Series 2009A (AGM)
01/01/17	5.000%	1,525,000	1,729,381

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (a)
07/01/22	5.250%	$895,000	$1,083,469
State of Connecticut
Prerefunded 08/15/13 Unlimited General Obligation Bonds
Series 2003E
08/15/21	5.000%	1,000,000	1,001,860
Special Tax Bonds
Transportation Infrastructure
Series 2003B (NPFGC/FGIC)
01/01/23	5.000%	800,000	816,016
Total			8,374,464
SINGLE FAMILY 3.8%
Connecticut Housing Finance Authority
Revenue Bonds
Subordinated Series 2008B-1
11/15/23	4.750%	3,000,000	3,115,230
Subordinated Series 2009B-1
11/15/24	4.550%	4,000,000	4,102,560
Total			7,217,790
SPECIAL NON PROPERTY TAX 7.9%
State of Connecticut Special Tax Revenue Bonds Transportation Infrastructure Series 2009A
12/01/19	4.500%	3,765,000	4,343,153
State of Connecticut
Refunding Special Tax Bonds
2nd Lien Transportation Infrastructure
Series 2009-1
02/01/17	4.250%	2,000,000	2,218,180
02/01/19	5.000%	3,450,000	4,055,889
Transportation Infrastructure
Series 2004B (AMBAC)
07/01/18	5.250%	1,500,000	1,768,800
Territory of Guam Revenue Bonds Series 2011A (a)
01/01/31	5.000%	550,000	561,341
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (a)
10/01/25	5.000%	2,020,000	2,121,869
Total			15,069,232
SPECIAL PROPERTY TAX 1.6%
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	2,803,000	3,004,059

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED 2.9%
Connecticut State Health & Educational Facility Authority Refunding Revenue Bonds Connecticut State University System Series 2007I (AGM)
11/01/17	5.250%	$1,000,000	$1,158,430
University of Connecticut
Revenue Bonds
Series 2007A
04/01/24	4.000%	2,100,000	2,161,656
Series 2009A
02/15/23	5.000%	2,000,000	2,261,000
Total			5,581,086
STATE GENERAL OBLIGATION 11.4%
Connecticut Housing Finance Authority
Revenue Bonds
State Supported Special Obligation
Series 2009-10
06/15/18	5.000%	1,755,000	2,002,543
06/15/19	5.000%	1,840,000	2,113,498
State of Connecticut
Unlimited General Obligation Bonds
Series 2005D (NPFGC/FGIC)
11/15/23	5.000%	4,000,000	4,385,520
Series 2008B
04/15/22	5.000%	5,415,000	6,216,257
Series 2012E
09/15/28	4.000%	4,000,000	3,999,840
Unlimited General Obligation Refunding Bonds
Series 2005B (AMBAC)
06/01/20	5.250%	600,000	713,856
Series 2006E
12/15/20	5.000%	2,000,000	2,245,900
Total			21,677,414

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER 3.2%
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/22	5.250%	$1,370,000	$1,615,422
08/01/23	5.250%	500,000	589,280
Series 2012-27
08/01/29	5.000%	2,945,000	3,120,051
South Central Connecticut Regional Water Authority (b)
Revenue Bonds
18th Series 2003B (NPFGC)
08/01/29	5.250%	750,000	803,902
Total			6,128,655
Total Municipal Bonds (Cost: $180,372,655)			$187,516,280

		Shares	Value
Money Market Funds 0.9%

Dreyfus Tax-Exempt Cash Management Fund, 0.000% (c)		600,007	$600,007
JPMorgan Tax-Free Money Market Fund, 0.010% (c)		1,096,996	1,096,996

Total Money Market Funds (Cost: $1,697,003)			$1,697,003

Total Investments
(Cost: $182,069,658) (d)			$189,213,283(e)
Other Assets & Liabilities, Net			1,529,433
Net Assets			$190,742,716

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2013, the value of these securities amounted to $4,107,203 or 2.15% of net assets.

(b)	Variable rate security.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(d)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $182,070,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,972,000
Unrealized Depreciation	(1,829,000)
Net Unrealized Appreciation	$7,143,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
RAD	Radian Asset Assurance, Inc.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	187,516,280	—	187,516,280
Total Bonds	—	187,516,280	—	187,516,280
Mutual Funds
Money Market Funds	1,697,003	—	—	1,697,003
Total Mutual Funds	1,697,003	—	—	1,697,003
Total	1,697,003	187,516,280	—	189,213,283

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.2%
ALABAMA 0.6%
Alabama 21st Century Authority Revenue Bonds Series 2012A
06/01/19	5.000%	$1,750,000	$1,986,933
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/19	5.000%	10,000,000	11,659,400
Total			13,646,333

ALASKA 1.0%
City of Valdez Refunding Revenue Bonds BP Pipelines Project Series 2003B
01/01/21	5.000%	19,460,000	22,477,857

ARIZONA 1.5%
Arizona School Facilities Board Certificate of Participation Series 2008
09/01/15	5.500%	7,500,000	8,247,600
City of Tucson Unlimited General Obligation Refunding Bonds Series 1998
07/01/18	5.500%	4,760,000	5,617,181
Maricopa County Industrial Development Authority Revenue Bonds Catholic Healthcare West Series 2007A
07/01/18	5.000%	3,500,000	3,913,980
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Arizona Public Service Co. Series 2009D (a)
05/01/29	6.000%	10,000,000	10,351,700
Salt River Project Agricultural Improvement & Power District Revenue Bonds Series 2009A
01/01/22	5.000%	1,000,000	1,140,580
State of Arizona Certificate of Participation Department of Administration Series 2010A (AGM)
10/01/18	5.000%	5,000,000	5,685,300
Total			34,956,341

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARKANSAS 0.2%
County of Independence Refunding Revenue Bonds Entergy Mississippi, Inc. Project Series 1999 (AMBAC)
07/01/22	4.900%	$4,600,000	$4,756,584

CALIFORNIA 13.5%
California Health Facilities Financing Authority Revenue Bonds St. Joseph Health System Series 2009B
07/01/18	5.000%	10,445,000	11,939,575
California Municipal Finance Authority Revenue Bonds Biola University Series 2008
10/01/23	5.625%	3,000,000	3,202,200
California State Department of Water Resources Revenue Bonds Power Supply Series 2008H
05/01/21	5.000%	5,000,000	5,717,550
California State Public Works Board
Refunding Revenue Bonds
Department of Corrections and Rehab
Series 2006F (NPFGC/FGIC)
11/01/18	5.250%	4,000,000	4,705,360
Various Capital Projects
Series 2012G
11/01/28	5.000%	5,510,000	5,728,912
Revenue Bonds
Department of Mental Health Coalinga
Series 2004A-A
06/01/19	5.500%	2,000,000	2,087,520
Various Capital Projects
Series 2011A
10/01/22	5.250%	3,395,000	3,883,676
Series 2012A
04/01/28	5.000%	10,000,000	10,376,800
California State University Revenue Bonds Systemwide Series 2008A (AGM)
11/01/22	5.000%	5,000,000	5,630,050
City of Fresno Sewer System Revenue Bonds Series 1993A-1 (AMBAC)
09/01/19	5.250%	5,000,000	5,591,650
City of Vernon Electric System Revenue Bonds Series 2009A
08/01/21	5.125%	20,435,000	22,012,786

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
County of Sacramento Airport System Revenue Bonds Series 2009B
07/01/24	5.000%	$1,000,000	$1,090,040
Los Angeles Unified School District Unlimited General Obligation Bonds Election of 2005 Series 2007E (AGM)
07/01/20	5.000%	6,230,000	7,081,267
Manteca Unified School District Unlimited General Obligation Bonds Capital Appreciation-Election of 2004 Series 2006 (NPFGC) (b)
08/01/24	0.000%	5,000,000	2,753,750
Monrovia Unified School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC)
08/01/21	5.250%	5,600,000	6,401,528
Oakland Unified School District Unlimited General Obligation Bonds Election of 2006 Series 2009A
08/01/29	6.125%	14,500,000	15,382,905
Orange County Public Financing Authority Refunding Revenue Bonds Series 2005 (NPFGC)
07/01/16	5.000%	10,000,000	11,134,800
Oxnard Financing Authority Revenue Bonds Redwood Trunk Sewer & Headworks Series 2004A (NPFGC/FGIC)
06/01/29	5.000%	3,795,000	3,795,342
Pico Rivera Water Authority Revenue Bonds Water System Project Series 1999A (NPFGC)
05/01/29	5.500%	3,000,000	3,031,890
Rancho Santiago Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2002 Series 2006C (AGM) (b)
09/01/31	0.000%	27,999,999	10,552,080
Sacramento Municipal Utility District Revenue Bonds Cosumnes Project Series 2006 (NPFGC)
07/01/29	5.125%	7,035,000	7,169,228
San Francisco City & County Airports Commission Revenue Bonds Series 2010A
05/01/29	4.900%	5,000,000	5,169,850

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
San Joaquin Hills Transportation Corridor Agency Revenue Bonds Senior Lien Series 1993 Escrowed to Maturity (b)
01/01/25	0.000%	$22,405,000	$15,161,688
San Jose Financing Authority Refunding Revenue Bonds Civic Center Project Series 2013A
06/01/29	5.000%	14,925,000	15,463,793
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation Election of 2005 Series 2006A (NPFGC) (b)
09/01/20	0.000%	9,310,000	7,684,660
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/22	5.250%	2,500,000	2,718,175
Windy Point/Flats Project 1
Series 2010
07/01/28	5.000%	10,000,000	10,696,100
Windy Point/Windy Flats Project
Series 2010-1
07/01/30	5.000%	15,875,000	16,615,251
State of California
Unlimited General Obligation Bonds
Series 2002 (AMBAC)
02/01/18	6.000%	5,000,000	6,033,550
Various Purpose
Series 2009
04/01/22	5.250%	1,000,000	1,118,640
10/01/22	5.250%	25,000,000	28,114,250
Series 2010
03/01/25	5.000%	1,000,000	1,082,710
Series 2011
10/01/19	5.000%	12,000,000	14,177,760
09/01/31	5.000%	20,000,000	20,808,200
Unlimited General Obligation Refunding Bonds
Series 2009A
07/01/20	5.000%	12,500,000	14,638,875
07/01/21	5.250%	1,000,000	1,175,240
West Contra Costa Unified School District Unlimited General Obligation Bonds Series 2005 (NPFGC/FGIC) (b)
08/01/20	0.000%	7,285,000	5,753,183
Total			315,680,834

COLORADO 3.2%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007
12/01/17	4.800%	340,000	318,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Colorado Department of Transportation
Refunding Revenue Bonds
Transportation
RAN Series 2002B (NPFGC)
06/15/14	5.500%	$3,000,000	$3,138,510
06/15/15	5.500%	1,000,000	1,093,840
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/27	5.000%	2,500,000	2,472,750
Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2005
12/01/18	5.000%	1,000,000	1,044,030
Evangelical Lutheran
Series 2005
06/01/23	5.250%	500,000	514,095
Colorado Health Facilities Authority (a)
Revenue Bonds
Catholic Health Initiatives
Series 2008D-3
10/01/38	5.500%	5,000,000	5,542,150
Colorado State Board of Governors
Refunding Revenue Bonds
Series 2013A
03/01/30	5.000%	9,330,000	9,915,737
03/01/31	5.000%	9,560,000	10,136,086
County of Adams Refunding Revenue Bonds Public Service Co. of Colorado Project Series 2005A (NPFGC)
09/01/17	4.375%	11,550,000	12,194,259
Denver Urban Renewal Authority
Tax Allocation Bonds
Stapleton
Senior Series 2013A-1
12/01/20	5.000%	2,700,000	3,096,306
12/01/21	5.000%	3,645,000	4,145,677
E-470 Public Highway Authority Revenue Bonds Capital Appreciation Senior Series 2000B (NPFGC) (b)
09/01/18	0.000%	1,500,000	1,285,635
North Range Metropolitan District No. 1
Limited General Obligation Refunding Bonds
Series 2007 (ACA)
12/15/15	5.000%	365,000	369,862
12/15/17	5.000%	350,000	357,598
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007
12/15/14	5.500%	555,000	555,178

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Northwest Parkway Public Highway Authority Prerefunded 06/15/16 Revenue Bonds Capital Appreciation Series 2001C (AMBAC)
06/15/21	5.700%	$4,000,000	$4,552,240
Regional Transportation District Certificate of Participation Series 2010A
06/01/25	5.000%	10,000,000	10,655,400
University of Colorado Hospital Authority Revenue Bonds Series 2012-A
11/15/27	5.000%	3,750,000	3,988,200
Total			75,375,973

CONNECTICUT 1.3%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2012B
08/15/18	4.000%	5,000,000	5,430,950
08/15/19	4.000%	5,680,000	6,164,163
City of West Haven Unlimited General Obligation Bonds Series 2012 (AGM)
08/01/19	4.000%	2,000,000	2,096,680
Connecticut State Development Authority Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011
09/01/28	4.375%	3,615,000	3,604,987
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2012L
11/01/23	4.000%	4,000,000	4,173,240
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/21	5.500%	1,000,000	1,167,650
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/22	7.000%	6,941,000	7,438,878
Total			30,076,548

DISTRICT OF COLUMBIA 1.3%
District of Columbia Water & Sewer Authority Revenue Bonds Series 2009A
10/01/24	5.000%	1,000,000	1,123,090

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
Metropolitan Washington Airports Authority
Revenue Bonds
Series 2009C
10/01/25	5.250%	$8,920,000	$10,031,164
Metropolitan Washington Airports Authority (b)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/24	0.000%	20,980,000	12,339,387
10/01/25	0.000%	7,500,000	4,108,950
10/01/26	0.000%	5,000,000	2,561,450
Total			30,164,041

FLORIDA 7.4%
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (c)
07/15/32	7.000%	1,835,000	825,034
Citizens Property Insurance Corp.
Revenue Bonds
Senior Secured
Series 2012A-1
06/01/20	5.000%	10,000,000	11,269,800
06/01/21	5.000%	16,965,000	18,857,785
City of Cocoa Water & Sewer Refunding Revenue Bonds Series 2003 (AMBAC)
10/01/19	5.500%	1,000,000	1,190,410
City of Lakeland Refunding Revenue Bonds 1st Mortgage-Carpenters Accident Investor Series 2008
01/01/19	5.875%	1,785,000	1,882,015
City of Tallahassee
Refunding Revenue Bonds
Series 2001 (NPFGC/FGIC)
10/01/17	5.500%	1,900,000	2,210,631
10/01/18	5.500%	1,000,000	1,183,370
City of Tampa Revenue Bonds Health System Catholic Health East Series 1998A (NPFGC)
11/15/14	5.500%	6,000,000	6,353,040
County of Broward Refunding Revenue Bonds Civic Arena Project Series 2006A (AMBAC)
09/01/18	5.000%	2,500,000	2,723,400
County of Miami-Dade Aviation Revenue Bonds Miami International Airport Series 2010A
10/01/25	5.500%	6,000,000	6,584,040

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
County of Miami-Dade Water & Sewer System Refunding Revenue Bonds System Series 2008B (AGM)
10/01/21	5.250%	$20,000,000	$23,280,400
County of Miami-Dade
Revenue Bonds
Series 2004 (NPFGC)
04/01/24	5.000%	2,445,000	2,601,602
Transit System Sales Surtax
Series 2006 (XLCA)
07/01/19	5.000%	5,040,000	5,587,747
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds Series 2008A
07/01/14	5.000%	15,000,000	15,637,050
Florida State Department of General Services Refunding Revenue Bonds Florida Facilities Pool Series 2005A (AMBAC)
09/01/21	5.000%	3,000,000	3,295,230
Hillsborough County Industrial Development Authority Revenue Bonds Tampa Electric Series 2007 (a)
05/15/18	5.650%	3,425,000	3,963,616
Lake County School Board Certificate of Participation Series 2006C (AMBAC)
06/01/18	5.250%	1,500,000	1,725,075
Lee County Industrial Development Authority Refunding Revenue Bonds Shell Point/Alliance Community Project Series 2007
11/15/22	5.000%	7,650,000	7,720,304
Orange County Health Facilities Authority
Revenue Bonds
Series 1996A Escrowed to Maturity (NPFGC)
10/01/16	6.250%	4,705,000	5,280,045
Unrefunded Revenue Bonds
Series 1996A (NPFGC)
10/01/16	6.250%	1,700,000	1,839,145
Orange County School Board
Certificate of Participation
Series 2005A (NPFGC)
08/01/18	5.000%	1,000,000	1,084,210
Series 2012B
08/01/26	5.000%	6,500,000	6,976,710
Orlando Utilities Commission
Prerefunded 10/01/15 Revenue Bonds
Series 2005B
10/01/24	5.000%	3,000,000	3,290,880
Refunding Revenue Bonds
Series 2013-A
10/01/25	5.000%	13,280,000	15,285,546

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Subordinated Series 1989D Escrowed to Maturity
10/01/17	6.750%	$1,365,000	$1,532,608
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/27	5.500%	4,000,000	4,089,320
Seminole Indian Tribe of Florida Revenue Bonds Series 2007A (d)
10/01/22	5.750%	9,530,000	10,171,178
St. Johns River Power Park Refunding Revenue Bonds Issue 2 Series 2005-21 (NPFGC)
10/01/19	5.000%	1,000,000	1,071,820
Sterling Hill Community Development District Special Assessment Bonds Series 2003B (c)(e)
11/01/10	5.500%	150,000	96,626
Tampa Bay Water Improvement Refunding Revenue Bonds Series 2005 (NPFGC/FGIC)
10/01/19	5.500%	1,500,000	1,809,885
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/15	5.750%	1,335,000	1,376,278
10/01/20	5.750%	1,000,000	1,082,550
Village Center Community Development District Revenue Bonds Subordinated Series 2003B
01/01/18	6.350%	1,000,000	1,002,070
Total			172,879,420

GEORGIA 2.2%
City of Atlanta Department of Aviation
Revenue Bonds
Series 2012-A
01/01/29	5.000%	2,140,000	2,237,092
Series 2012-A
01/01/31	5.000%	2,270,000	2,331,086
City of Atlanta Water & Wastewater Revenue Bonds Series 1999A (NPFGC/FGIC)
11/01/18	5.500%	15,305,000	18,172,545
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/30	6.000%	5,000,000	5,222,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Gwinnett County Water & Sewerage Authority Revenue Bonds Series 2008
08/01/19	5.000%	$1,000,000	$1,162,940
State of Georgia
Unlimited General Obligation Bonds
Series 2007G
12/01/17	5.000%	500,000	582,420
Series 2012A
07/01/31	4.000%	21,550,000	21,413,157
Total			51,121,440

HAWAII 0.7%
Hawaii State Department of Budget & Finance
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/20	5.000%	870,000	867,451
07/01/23	5.750%	1,015,000	1,010,402
07/01/27	6.250%	1,400,000	1,387,092
State of Hawaii Unlimited General Obligation Bonds Series 2008DK
05/01/22	5.000%	10,750,000	12,245,432
Total			15,510,377

ILLINOIS 4.9%
Chicago Board of Education Unlimited General Obligation Refunding Bonds Dedicated Revenues Series 2005B (AMBAC)
12/01/21	5.000%	5,825,000	6,121,201
Chicago Transit Authority
Revenue Bonds
Federal Transit Administration Section 5309
Series 2008A
06/01/16	5.000%	2,500,000	2,744,825
Series 2011
12/01/29	5.250%	4,000,000	4,189,320
City of Chicago O’Hare International Airport
Refunding Revenue Bonds
General Airport 3rd Lien
Series 2005B (NPFGC)
01/01/17	5.250%	10,000,000	11,301,400
Passenger Facility Charge
Series 2012A
01/01/28	5.000%	2,590,000	2,643,406
01/01/29	5.000%	2,500,000	2,527,275
01/01/30	5.000%	3,000,000	3,010,110
City of Chicago
Limited General Obligation Refunding Bonds
Emergency Telephone System
Series 1999 (NPFGC/FGIC)
01/01/18	5.250%	7,540,000	8,519,672

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility
Series 2010
12/01/18	6.125%	$3,670,000	$3,932,662
County of Cook Unlimited General Obligation Refunding Bonds Series 2010A
11/15/22	5.250%	12,000,000	13,377,960
Illinois Finance Authority
Refunding Revenue Bonds
DePaul University
Series 2004A
10/01/17	5.375%	1,000,000	1,158,120
10/01/18	5.375%	2,000,000	2,356,880
Revenue Bonds
OSF Healthcare System
Series 2012A
05/15/24	4.500%	10,350,000	10,712,560
Illinois State Toll Highway Authority Revenue Bonds Senior Priority Series 2006A-1 (AGM)
01/01/18	5.000%	2,000,000	2,225,280
Kendall & Kane Counties Community Unit School District No. 115 (b)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 Escrowed to Maturity (FGIC)
01/01/17	0.000%	600,000	574,794
Unrefunded Unlimited General Obligation Bonds
Capital Appreciation
Series 2002 (NPFGC/FGIC)
01/01/17	0.000%	3,050,000	2,824,575
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/19	5.000%	5,000,000	5,645,100
06/01/21	5.250%	12,000,000	13,568,760
State of Illinois
Revenue Bonds
2nd Series 2002 (NPFGC/FGIC)
06/15/15	5.500%	1,000,000	1,092,110
Unlimited General Obligation Bonds
Series 2005 (AGM)
09/01/17	5.000%	5,000,000	5,334,100
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/24	5.000%	6,000,000	6,264,000
State of Illinois (b)
Revenue Bonds
Capital Appreciation-Civic Center
Series 1990B (AMBAC)
12/15/17	0.000%	5,540,000	4,932,982
Total			115,057,092

INDIANA 1.7%
Indiana Finance Authority
Refunding Revenue Bonds
Clarian Health Obligation Group
Series 2006B
02/15/24	5.000%	1,000,000	1,067,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA (CONTINUED)
Indiana Power & Light Co.
Series 2009B
01/01/16	4.900%	$11,000,000	$11,843,370
Revenue Bonds
1st Lien-CWA Authority
Series 2011A
10/01/25	5.250%	1,750,000	1,928,255
2nd Lien-CWA Authority
Series 2011B
10/01/23	5.250%	7,035,000	7,910,576
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/25	5.250%	10,640,000	10,804,601
Indiana Toll Road Commission Revenue Bonds Series 1980 Escrowed to Maturity
01/01/15	9.000%	1,035,000	1,117,551
Lake Central Multi-District School Building Corp. Revenue Bonds 1st Mortgage Series 2012-B
07/15/27	5.000%	5,000,000	5,309,100
Total			39,980,453

IOWA 0.2%
City of Coralville Tax Allocation Bonds Tax Increment Series 2007C
06/01/17	5.000%	730,000	701,895
Iowa Finance Authority
Refunding Revenue Bonds
Development-Care Initiatives Project
Series 2006A
07/01/18	5.250%	2,695,000	2,785,795
Revenue Bonds
Iowa State Revolving Fund
Series 2008
08/01/20	5.250%	500,000	587,125
Total			4,074,815

KANSAS 1.0%
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Series 2007A
05/15/24	5.000%	6,000,000	5,687,640

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
County of Labette Revenue Bonds Capital Accumulator Bonds Series 1982 Escrowed to Maturity (b)
12/01/14	0.000%	$2,175,000	$2,164,734
Kansas State Department of Transportation Revenue Bonds Series 2004A
03/01/18	5.500%	11,775,000	14,007,540
Kansas Turnpike Authority Revenue Bonds Series 2002 (AGM)
09/01/16	5.250%	1,230,000	1,396,480
Total			23,256,394

KENTUCKY 0.7%
Louisville & Jefferson County Metropolitan Sewer District
Revenue Bonds
Series 2009A
05/15/21	5.000%	7,445,000	8,505,614
05/15/22	5.000%	7,825,000	8,803,673
Total			17,309,287

LOUISIANA 0.9%
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capital Series 2010A
05/01/20	5.000%	4,290,000	4,944,611
Louisiana Stadium & Exposition District Refunding Revenue Bonds Senior Series 2013-A
07/01/24	5.000%	2,000,000	2,185,480
Louisiana State Citizens Property Insurance Corp. Revenue Bonds Series 2006B (AMBAC)
06/01/16	5.000%	500,000	546,520
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/25	6.000%	4,250,000	4,716,863
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 (a)
12/01/40	4.000%	9,245,000	9,196,926
Total			21,590,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 0.8%
Howard County Housing Commission Revenue Bonds Series 2012-A (a)
07/01/34	1.300%	$15,000,000	$15,065,850
Maryland State Department of Transportation Revenue Bonds Series 2002
02/01/15	5.500%	3,750,000	4,041,112
Total			19,106,962

MASSACHUSETTS 4.8%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	6,500,000	7,773,090
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,872,850
Revenue Bonds
Consolidated Loan
Series 2005A (AGM)
06/01/16	5.500%	13,615,000	15,405,917
Unlimited General Obligation Bonds
Consolidated Loan
Series 1998C
08/01/17	5.250%	1,775,000	2,057,900
Unlimited General Obligation Refunding Bonds
Series 2004C (AGM)
12/01/16	5.500%	10,000,000	11,518,300
Massachusetts Bay Transportation Authority
Revenue Bonds
General Transportation
Series 1991 Escrowed to Maturity (NPFGC)
03/01/21	7.000%	2,425,000	2,731,011
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/21	7.000%	2,395,000	3,027,615
Massachusetts Development Finance Agency Revenue Bonds 1st Mortgage-Orchard Cove Series 2007
10/01/17	5.000%	695,000	703,284
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/24	5.500%	2,670,000	3,148,330
Caregroup
Series 2008E-2
07/01/20	5.375%	9,720,000	10,920,906
07/01/22	5.375%	13,345,000	14,932,655

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
Harvard University
Series 2009A
11/15/19	5.250%	$1,000,000	$1,187,540
Massachusetts Institute of Technology
Series 2009O
07/01/26	5.000%	500,000	574,580
Massachusetts Port Authority
Refunding Revenue Bonds
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	8,500,000	9,593,015
Revenue Bonds
Series 2010A
07/01/25	5.000%	1,500,000	1,665,105
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/17	5.250%	2,920,000	3,401,596
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/19	6.000%	2,500,000	3,096,800
State Revolving Fund
Series 2009-14
08/01/24	5.000%	12,530,000	14,349,857
Total			111,960,351

MICHIGAN 1.3%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/26	5.250%	2,000,000	1,899,120
07/01/27	5.250%	1,500,000	1,414,350
Detroit City School District Unlimited General Obligation Bonds School Building & Site Improvement Series 2002A (FGIC) (Qualified School Bond Loan Fund)
05/01/19	6.000%	2,000,000	2,320,040
Michigan Public Power Agency Refunding Revenue Bonds Belle River Project Series 2002A (NPFGC)
01/01/16	5.250%	1,000,000	1,100,460
Saginaw Hospital Finance Authority Refunding Revenue Bonds Covenant Medical Center Series 2004G
07/01/22	5.125%	10,000,000	10,298,500
State of Michigan Trunk Line
Refunding Revenue Bonds
Series 1998A
11/01/16	5.500%	2,000,000	2,287,240
Series 2005 (AGM)
11/01/17	5.250%	5,050,000	5,854,566

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN (CONTINUED)
Revenue Bonds
Series 2011
11/15/27	5.000%	$1,000,000	$1,081,080
11/15/28	5.000%	1,000,000	1,071,360
11/15/29	5.000%	1,205,000	1,279,614
State of Michigan Unlimited General Obligation Refunding Bonds Series 2001
12/01/15	5.500%	1,250,000	1,390,562
Total			29,996,892

MINNESOTA 0.1%
City of Minneapolis Revenue Bonds Fairview Health Services Series 2008A
11/15/18	6.000%	1,000,000	1,114,040
City of St. Louis Park Revenue Bonds Park Nicollet Health Services Series 2008C
07/01/23	5.500%	750,000	800,948
St. Paul Housing & Redevelopment Authority Revenue Bonds HealthPartners Obligation Group Project Series 2006
05/15/23	5.250%	500,000	520,285
State of Minnesota Unlimited General Obligation Bonds Series 2008C
08/01/19	5.000%	500,000	596,370
Total			3,031,643

MISSOURI 1.2%
City of Fenton Refunding Tax Allocation Bonds Gravois Bluffs Redevelopment Project Series 2006
04/01/21	4.500%	255,000	256,744
City of St. Louis Refunding Revenue Bonds Lambert International Airport Series 2007A (AGM)
07/01/21	5.000%	5,000,000	5,523,350
Missouri Highway & Transportation Commission Revenue Bonds 2nd Lien Series 2007
05/01/17	5.000%	1,000,000	1,145,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
Missouri Joint Municipal Electric Utility Commission Revenue Bonds IATAN 2 Project Series 2009A
01/01/17	4.500%	$1,000,000	$1,102,360
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds State Revolving Funds Program Series 2004B
01/01/18	5.250%	7,470,000	8,774,561
Missouri State Health & Educational Facilities Authority
Revenue Bonds
St. Louis University
Series 1998
10/01/16	5.500%	1,000,000	1,142,430
Washington University
Series 2008A
03/15/18	5.250%	1,000,000	1,178,590
Poplar Bluff Regional Transportation Development District Revenue Bonds Series 2012
12/01/26	3.250%	1,250,000	1,118,887
St. Louis County Industrial Development Authority Revenue Bonds St. Andrews Residence for Seniors Series 2007A
12/01/26	6.250%	7,000,000	7,118,510
Total			27,360,582

NEBRASKA 0.1%
Municipal Energy Agency of Nebraska Refunding Revenue Bonds Series 2009A (BHAC)
04/01/21	5.000%	750,000	844,162
Nebraska Public Power District Revenue Bonds Series 2008B
01/01/20	5.000%	570,000	647,617
University of Nebraska Revenue Bonds Lincoln Student Fees & Facilities Series 2009A
07/01/23	5.000%	700,000	781,109
Total			2,272,888

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEVADA 1.2%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012
09/01/27	5.000%	$3,250,000	$3,284,548
City of Sparks Revenue Bonds Senior Sales Tax Anticipation Series 2008A (d)
06/15/20	6.500%	5,005,000	5,166,411
County of Clark Airport System Revenue Bonds System Subordinated Lien Series 2009C (AGM)
07/01/25	5.000%	8,190,000	8,855,110
County of Clark Limited General Obligation Refunding Bonds Transportation Series 2009A
12/01/28	5.000%	10,740,000	11,273,778
Total			28,579,847

NEW HAMPSHIRE 0.7%
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Southern New Hampshire Medical Center
Series 2007A
10/01/23	5.250%	7,000,000	7,364,630
University System
Series 2009A
07/01/23	5.000%	8,370,000	9,154,939
Total			16,519,569

NEW JERSEY 5.1%
Atlantic City Unlimited General Obligation Bonds Series 2008A
02/15/18	5.500%	500,000	563,100
Bergen County Improvement Authority Revenue Bonds Bergen County Utilities Series 2008
12/15/26	5.000%	500,000	535,190
Cape May County Municipal Utilities Authority Refunding Revenue Bonds Series 2002A (AGM)
01/01/16	5.750%	1,000,000	1,121,060
City of Newark Unlimited General Obligation Refunding Bonds General Improvement Series 2010A
10/01/18	4.000%	1,000,000	1,081,960

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
County of Passaic Unlimited General Obligation Refunding Bonds Series 2003 (AGM)
09/01/16	5.200%	$1,500,000	$1,691,595
East Orange Board of Education Certificate of Participation Capital Appreciation Series 1998 (AGM) (b)
02/01/18	0.000%	1,000,000	877,040
Essex County Improvement Authority Refunding Revenue Bonds County Guaranteed Project Consolidation Series 2004 (NPFGC)
10/01/26	5.500%	750,000	869,040
Essex County Utilities Authority Refunding Revenue Bonds Series 2009 (AGM)
04/01/20	5.000%	1,000,000	1,112,430
Freehold Regional High School District Unlimited General Obligation Refunding Bonds Series 2001 (NPFGC/FGIC)
03/01/20	5.000%	1,205,000	1,409,814
Hudson County Improvement Authority Refunding Revenue Bonds Hudson County Lease Project Series 2010 (AGM)
10/01/24	5.375%	2,000,000	2,286,800
Jersey City Municipal Utilities Authority Refunding Revenue Bonds Series 2007 (NPFGC/FGIC)
01/01/19	5.250%	1,000,000	1,121,250
Manalapan-Englishtown Regional Board Of Education Unlimited General Obligation Refunding Bonds Series 2004 (NPFGC/FGIC)
12/01/20	5.750%	1,325,000	1,643,490
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Senior Series 2005A
01/01/20	5.000%	815,000	584,828
New Jersey Economic Development Authority
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/23	4.450%	1,000,000	1,056,650
School Facilities-Construction
Series 2005K (AMBAC)
12/15/20	5.250%	16,710,000	19,551,368
Series 2009AA
12/15/20	5.250%	1,000,000	1,145,110
Revenue Bonds
Cigarette Tax
Series 2004
06/15/15	5.375%	4,000,000	4,368,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
06/15/16	5.500%	$5,500,000	$6,244,095
Liberty State Park Project
Series 2005C (AGM)
03/01/19	5.000%	2,000,000	2,127,000
MSU Student Housing Project
Series 2010
06/01/21	5.000%	1,000,000	1,090,490
Newark Downtown District Management Corp.
Series 2007
06/15/27	5.125%	400,000	404,240
New Jersey Economic Development Authority (b)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/21	0.000%	1,255,000	926,190
New Jersey Educational Facilities Authority Refunding Revenue Bonds Rowan University Series 2008B (AGM)
07/01/23	5.000%	750,000	822,473
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Children’s Specialized Hospital
Series 2005A
07/01/18	5.000%	575,000	603,664
South Jersey Hospital
Series 2006
07/01/20	5.000%	1,550,000	1,636,366
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2010-1A
12/01/18	4.300%	680,000	746,348
12/01/25	5.000%	935,000	971,287
New Jersey Housing & Mortgage Finance Agency Revenue Bonds Series 2008AA
10/01/28	6.375%	295,000	318,296
New Jersey State Turnpike Authority Revenue Bonds Series 1989 Escrowed to Maturity
01/01/19	6.000%	1,000,000	1,194,330
New Jersey Transit Corp.
Certificate of Participation
Federal Transit Administration Grants
Series 2002A (AMBAC)
09/15/15	5.500%	4,000,000	4,370,560
Subordinated Series 2005A (NPFGC/FGIC)
09/15/17	5.000%	1,000,000	1,112,020
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2012-AA
06/15/27	4.000%	5,500,000	5,425,365
Transportation System
Series 2001C (AGM)
12/15/18	5.500%	2,000,000	2,378,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2003A (AMBAC)
12/15/15	5.500%	$4,360,000	$4,849,454
Series 2006A
12/15/20	5.250%	1,000,000	1,170,040
12/15/21	5.500%	680,000	803,814
Series 2006A (AGM)
12/15/21	5.500%	4,700,000	5,582,566
12/15/22	5.250%	4,000,000	4,619,560
Series 2010D
12/15/23	5.250%	25,000,000	28,697,500
Robbinsville Board of Education Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
01/01/28	5.250%	500,000	570,910
State of New Jersey
Certificate of Participation
Equipment Lease Purchase
Series 2008A
06/15/21	5.000%	250,000	275,285
06/15/23	5.000%	1,000,000	1,083,870
Series 2009A
06/15/17	5.000%	1,000,000	1,128,510
Total			120,172,218

NEW MEXICO 0.2%
County of Bernalillo Refunding Revenue Bonds Series 1998
04/01/27	5.250%	3,000,000	3,458,820

NEW YORK 13.6%
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/16	5.250%	1,750,000	1,975,750
11/15/17	5.250%	1,250,000	1,438,850
City of New York
Unlimited General Obligation Bonds
Series 2005G
08/01/20	5.000%	10,000,000	10,991,800
Series 2007D-1
12/01/21	5.000%	5,900,000	6,686,116
Subordinated Series 2008B-1
09/01/22	5.250%	7,200,000	8,249,832
Subordinated Series 2013F-1
03/01/30	5.000%	8,275,000	8,792,601
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2012-F
11/15/25	5.000%	25,000,000	27,269,500
Revenue Bonds
Commuter Facilities
Series 1993O Escrowed to Maturity
07/01/17	5.500%	3,000,000	3,456,060

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Series 2004A (NPFGC/FGIC)
11/15/16	5.250%	$3,000,000	$3,400,260
11/15/17	5.250%	4,000,000	4,630,720
Series 2007A (AGM)
11/15/20	5.000%	5,000,000	5,659,200
11/15/21	5.000%	3,000,000	3,384,930
Series 2009A
11/15/26	5.300%	710,000	778,430
Series 2012E
11/15/28	5.000%	4,000,000	4,221,720
Monroe County Industrial Development Agency
Refunding Revenue Bonds
Highland Hospital of Rochester
Series 2005
08/01/14	5.000%	730,000	760,463
08/01/15	5.000%	545,000	585,782
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	6,125,000	7,002,100
07/01/20	5.000%	9,390,000	10,706,008
New York City Transitional Finance Authority Building Aid Revenue Bonds Series 2012S-1
07/15/29	5.000%	7,000,000	7,424,970
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2009A-1
05/01/27	5.000%	10,430,000	11,570,938
Subordinated Series 2007C-1
11/01/20	5.000%	10,300,000	11,735,511
Unrefunded Revenue Bonds
Future Tax Secured
Series 2004
02/01/18	5.250%	5,000	5,118
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,500,000	3,870,720
Revenue Bonds
City University System
Series 1995A (AMBAC/TCRS)
07/01/16	5.625%	1,235,000	1,330,589
Series 1995A (FGIC)
07/01/16	5.625%	4,930,000	5,311,582
Court Facilities Lease
Series 2005A (AMBAC)
05/15/18	5.250%	6,000,000	6,985,800
Mount Sinai School of Medicine
Series 2009
07/01/26	5.500%	14,635,000	15,745,211
07/01/27	5.500%	10,675,000	11,383,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	$4,750,000	$4,908,935
St. Johns University
Series 2007C (NPFGC)
07/01/23	5.250%	3,245,000	3,734,995
State University Educational Facilities
3rd General Series 2005A (NPFGC/FGIC)
05/15/17	5.500%	10,000,000	11,578,400
05/15/22	5.500%	6,730,000	8,018,055
Series 1993A
05/15/15	5.250%	5,850,000	6,156,131
Upstate Community-State Supported
Series 2005B (NPFGC/FGIC)
07/01/21	5.500%	6,345,000	7,536,654
New York State Thruway Authority
Revenue Bonds
2nd General Series 2005B (AMBAC)
04/01/20	5.500%	10,840,000	13,037,268
2nd General Series 2007B
04/01/19	5.000%	5,000,000	5,708,650
General Revenue
Series 2012I
01/01/24	5.000%	8,500,000	9,600,835
Series 2007H (NPFGC/FGIC)
01/01/23	5.000%	1,500,000	1,676,580
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/19	5.000%	4,000,000	4,605,760
01/01/20	5.000%	10,460,000	11,947,517
Revenue Bonds
State Personal Income Tax-State Facilities
Series 2004A-2 (NPFGC)
03/15/20	5.500%	29,450,000	35,536,137
Port Authority of New York & New Jersey Revenue Bonds Consolidated 154th Series 2009
09/01/26	4.750%	1,000,000	1,063,910
Triborough Bridge & Tunnel Authority Prerefunded 11/15/18 Revenue Bonds Subordinated Series 2008D
11/15/22	5.000%	6,165,000	7,300,778
Total			317,764,666

NORTH CAROLINA 1.6%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	3,000,000	3,003,120
10/01/27	5.250%	3,700,000	3,481,071
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	800,000	926,120

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NORTH CAROLINA (CONTINUED)
City of Charlotte Water & Sewer System Revenue Bonds Water & Sewer Series 2008
07/01/26	5.000%	$1,250,000	$1,384,438
County of Iredell Certificate of Participation Iredell County School Project Series 2008 (AGM)
06/01/17	5.250%	1,710,000	1,943,671
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 2008A (AGM)
01/01/19	5.250%	5,415,000	6,197,251
Revenue Bonds
Series 2009B
01/01/26	5.000%	17,625,000	18,748,770
North Carolina Medical Care Commission Revenue Bonds Health Care Housing-Arc Projects Series 2004A
10/01/24	5.500%	1,575,000	1,624,644
Total			37,309,085

OHIO 1.5%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/24	5.000%	2,000,000	2,199,440
Prairie State Energy Campus Project
Series 2008A
02/15/20	5.250%	4,060,000	4,578,096
02/15/22	5.250%	9,810,000	10,987,985
City of Cleveland Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
10/01/16	5.500%	7,710,000	8,740,827
Mason City School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
12/01/19	5.250%	2,250,000	2,687,175
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC/FGIC)
02/15/21	5.500%	2,000,000	2,392,680
State of Ohio Refunding Revenue Bonds Cleveland Clinic Health System Series 2011
01/01/25	5.000%	3,750,000	4,053,450
Total			35,639,653

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OKLAHOMA 0.1%
Chickasaw Nation Revenue Bonds Health System Series 2007 (d)
12/01/17	5.375%	$2,455,000	$2,626,187

OREGON 0.2%
Oregon State Department of Administrative Services Revenue Bonds Series 2009A
04/01/24	5.250%	1,000,000	1,145,750
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/15/17	5.500%	2,500,000	2,904,875
Total			4,050,625

PENNSYLVANIA 3.4%
City of Philadelphia Unlimited General Obligation Bonds Series 2011
08/01/19	5.250%	3,795,000	4,361,214
Commonwealth of Pennsylvania
Unlimited General Obligation Refunding Bonds
Series 2002
02/01/15	5.500%	3,000,000	3,230,520
Series 2004 (AGM)
07/01/18	5.375%	12,000,000	14,252,640
Series 2004 (NPFGC)
07/01/16	5.375%	10,000,000	11,328,700
County of Westmoreland Unlimited General Obligation Bonds Capital Appreciation Series 1997 Escrowed to Maturity (NPFGC/FGIC) (b)
12/01/18	0.000%	1,000,000	847,640
Delaware River Port Authority Refunding Revenue Bonds Port District Project Series 2012
01/01/27	5.000%	1,835,000	1,894,766
Delaware Valley Regional Financial Authority
Revenue Bonds
Series 1997B (AMBAC)
07/01/17	5.600%	2,000,000	2,238,680
Series 2002
07/01/17	5.750%	2,000,000	2,259,040
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (b)
09/01/21	0.000%	2,210,000	1,782,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Northampton County General Purpose Authority
Revenue Bonds
Saint Luke’s Hospital Project
Series 2008A
08/15/20	5.000%	$3,480,000	$3,779,071
08/15/21	5.125%	3,715,000	4,007,927
08/15/22	5.250%	1,965,000	2,104,417
Pennsylvania Turnpike Commission
Revenue Bonds
Subordinated Series 2011A
12/01/31	5.625%	8,150,000	8,716,751
Pennsylvania Turnpike Commission (b)
Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/24	0.000%	20,000,000	19,128,400
Total			79,931,866

PUERTO RICO 0.5%
Commonwealth of Puerto Rico (f)
Unlimited General Obligation Bonds
Series 1997 (NPFGC)
07/01/15	6.500%	4,190,000	4,433,355
Unlimited General Obligation Public Improvement Bonds
Series 2006B
07/01/16	5.250%	5,000,000	5,187,050
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2005L (CIFG/TCRS/AGM) (f)
07/01/18	5.250%	2,000,000	2,157,320
Total			11,777,725

RHODE ISLAND 2.7%
City of Cranston
Unlimited General Obligation Bonds
Series 2008 (AGM)
07/01/26	4.750%	900,000	922,959
07/01/27	4.750%	945,000	974,144
Unlimited General Obligation Refunding Bonds
Series 2005 (AMBAC)
07/15/15	5.000%	2,280,000	2,472,090
Providence Housing Authority
Revenue Bonds
Capital Fund
Series 2008
09/01/24	5.000%	565,000	608,584
09/01/26	5.000%	310,000	326,694
09/01/27	5.000%	690,000	719,629
Rhode Island Convention Center Authority
Refunding Revenue Bonds
Series 2005A (AGM)
05/15/21	5.000%	2,500,000	2,657,300
05/15/22	5.000%	3,525,000	3,738,403
05/15/23	5.000%	5,905,000	6,246,309

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
Rhode Island Depositors Economic Protection Corp. Revenue Bonds Series 1993A Escrowed to Maturity (AGM)
08/01/21	5.750%	$2,165,000	$2,673,818
Rhode Island Economic Development Corp.
Revenue Bonds
Department of Transportation
Series 2006A (AMBAC)
06/15/22	5.000%	1,000,000	1,046,030
East Greenwich Free Library Association
Series 2004
06/15/14	4.500%	100,000	100,326
06/15/24	5.750%	415,000	412,091
Grant Anticipation-Department of Transportation
Series 2009A (AGM)
06/15/21	5.250%	2,000,000	2,260,540
Providence Place Mall
Series 2000
07/01/20	6.125%	1,375,000	1,347,211
Series 2008C (AGM)
07/01/17	5.000%	2,245,000	2,498,865
Rhode Island Health & Educational Building Corp.
Prerefunded 08/15/14 Revenue Bonds
Higher Education Facility
Series 2004D (XLCA)
08/15/16	5.500%	1,340,000	1,410,859
08/15/17	5.500%	1,345,000	1,416,124
Refunding Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2006A (AGM)
05/15/26	5.000%	2,000,000	2,054,240
University of Rhode Island
Series 2008A
09/15/28	6.500%	3,000,000	3,451,920
Revenue Bonds
Bond Financing Program
Series 2009
05/15/25	5.000%	1,515,000	1,671,909
Brown University
Series 2007
09/01/18	5.000%	1,000,000	1,140,520
Higher Education-Johnson & Wales
Series 1999 (NPFGC)
04/01/15	5.500%	1,000,000	1,064,470
04/01/17	5.500%	1,000,000	1,114,040
04/01/18	5.500%	1,420,000	1,602,356
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/27	6.125%	400,000	439,960
05/15/30	6.250%	500,000	542,790
New England Institute of Technology
Series 2010
03/01/24	5.000%	1,145,000	1,232,283
Providence Public Schools Financing Program
Series 2006A (AGM)
05/15/23	5.000%	2,000,000	2,061,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
RHODE ISLAND (CONTINUED)
Series 2007A (AGM)
05/15/22	5.000%	$2,000,000	$2,103,800
Series 2007C (AGM)
05/15/21	5.000%	1,500,000	1,611,375
Public Schools Financing Program
Series 2007B (AMBAC)
05/15/19	4.250%	250,000	238,243
Times2 Academy
Series 2004
12/15/24	5.000%	1,500,000	1,518,885
University of Rhode Island
Series 2009A (AGM)
09/15/24	4.750%	1,000,000	1,068,670
Rhode Island Student Loan Authority Revenue Bonds Program Senior Series 2010A
12/01/20	4.600%	885,000	931,303
State of Rhode Island
Certificate of Participation
Lease-Training School Project
Series 2005A (NPFGC)
10/01/19	5.000%	1,200,000	1,315,248
Unlimited General Obligation Bonds
Consolidated Capital Development Loan
Series 2006C (NPFGC)
11/15/18	5.000%	1,000,000	1,120,020
Unlimited General Obligation Refunding Bonds
Consolidated Capital Development Loan
Series 2005A (AGM)
08/01/17	5.000%	2,000,000	2,173,860
Series 2006A (AGM)
08/01/20	4.500%	1,750,000	1,904,437
Total			62,193,505

SOUTH CAROLINA 1.9%
Berkeley County School District Revenue Bonds Securing Assets for Education Series 2003
12/01/28	5.000%	7,205,000	7,279,500
County of Greenwood Refunding Revenue Bonds Self Regional Healthcare Series 2012B
10/01/31	5.000%	5,000,000	5,137,700
Greenville County School District Refunding Revenue Bonds Building Equity Sooner Series 2005
12/01/18	5.500%	5,000,000	5,945,200
Greenville Hospital System Board Refunding Revenue Bonds Series 2012
05/01/28	5.000%	8,440,000	8,661,972

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/19	5.250%	$1,500,000	$1,610,490
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Lutheran Homes of South Carolina
Series 2013
05/01/28	5.000%	3,500,000	3,274,075
South Carolina Electric & Gas Co. Project
Series 2013
02/01/28	4.000%	6,800,000	6,624,560
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2006A (NPFGC)
01/01/30	5.000%	5,555,000	5,827,917
Total			44,361,414

SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2011
09/01/19	5.000%	1,250,000	1,431,125
09/01/20	5.000%	1,250,000	1,425,825
09/01/21	5.000%	1,000,000	1,115,700
Total			3,972,650

TENNESSEE 0.3%
County of Overton Unlimited General Obligation Refunding Bonds School Series 2004 (NPFGC)
04/01/16	5.000%	1,000,000	1,045,740
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Improvement Refunding Revenue Bonds Meharry Medical College Series 1996 (AMBAC)
12/01/16	6.000%	5,300,000	5,578,356
Total			6,624,096

TEXAS 8.4%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2010
01/01/19	5.750%	750,000	843,608
01/01/20	5.750%	1,250,000	1,416,487
Series 2011
01/01/31	5.750%	15,230,000	16,152,481

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
City Public Service Board of San Antonio Refunding Revenue Bonds Series 2005
02/01/18	5.000%	$10,000,000	$10,646,700
City of Austin Refunding Revenue Bonds Subordinated Lien Series 1998 (NPFGC)
05/15/18	5.250%	1,100,000	1,274,328
City of Corpus Christi Utility System Prerefunded 07/15/15 Revenue Bonds Series 2005A (AMBAC)
07/15/19	5.000%	2,000,000	2,176,760
City of Houston Airport System Refunding Revenue Bonds Subordinate Lien Series 2012B
07/01/28	5.000%	7,000,000	7,418,040
City of Houston Utility System Refunding Revenue Bonds 1st Lien Series 2004A (NPFGC/FGIC)
05/15/24	5.250%	5,000,000	5,186,100
City of Houston Revenue Bonds Capital Appreciation-Convention Series 2001B (AMBAC) (b)
09/01/17	0.000%	2,000,000	1,825,360
City of Irving Prerefunded 11/15/15 Limited General Obligation Bonds Improvement Series 2005A
11/15/18	5.000%	1,075,000	1,186,187
City of Laredo Limited General Obligation Refunding Bonds Series 2005 (AMBAC)
08/15/20	5.000%	1,065,000	1,157,442
Conroe Independent School District
Prerefunded 02/15/15 Unlimited General Obligation Bonds
Schoolhouse
Series 2005C (Permanent School Fund Guarantee)
02/15/19	5.000%	1,650,000	1,767,315
Unlimited General Obligation Bonds
School Building
Series 2009A
02/15/25	5.250%	1,135,000	1,290,643
Dallas County Community College District Limited General Obligation Bonds Series 2009
02/15/20	5.000%	750,000	874,110

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Dallas-Fort Worth International Airport Refunding Revenue Bonds Joint Series 2012B
11/01/28	5.000%	$21,380,000	$21,794,986
Dickinson Independent School District Unlimited General Obligation Bonds Series 2006 (Permanent School Fund Guarantee)
02/15/20	5.000%	2,405,000	2,648,025
Dripping Springs Independent School District Unlimited General Obligation Bonds School Building Series 2008 (Permanent School Fund Guarantee)
02/15/26	5.000%	1,000,000	1,095,510
Duncanville Independent School District Unlimited General Obligation Refunding Bonds Capital Appreciation Series 2005 (Permanent School Fund Guarantee) (b)
02/15/22	0.000%	2,000,000	1,566,240
Harris County Industrial Development Corp. Revenue Bonds Deer Park Refining Project Series 2008
05/01/18	4.700%	12,000,000	12,981,600
Houston Higher Education Finance Corp. Revenue Bonds Cosmos Foundation, Inc. Series 2011A
05/15/31	6.500%	1,000,000	1,101,790
Houston Independent School District Limited General Obligation Refunding Bonds Limited Tax Series 2007 (Permanent School Fund Guarantee)
02/15/25	4.500%	5,000,000	5,226,850
La Joya Independent School District Unlimited General Obligation Refunding Bonds Series 2005 (Permanent School Fund Guarantee)
02/15/20	5.000%	1,000,000	1,065,780
Lewisville Independent School District Unlimited General Obligation Bonds School Building Series 2009
08/15/21	5.000%	1,000,000	1,168,610
Lower Colorado River Authority Refunding Revenue Bonds LCRA Transmission Services Corp. Project Series 2011
05/15/27	5.000%	11,195,000	11,854,721
North Central Texas Health Facility Development Corp. Revenue Bonds Hospital-Presbyterian Healthcare Series 1996B Escrowed to Maturity (NPFGC)
06/01/16	5.500%	9,450,000	10,224,522

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
North Harris County Regional Water Authority Revenue Bonds Senior Lien Series 2008
12/15/20	5.250%	$4,415,000	$5,035,705
North Texas Tollway Authority
Refunding Revenue Bonds
System-1st Tier
Series 2008A
01/01/22	6.000%	14,000,000	16,061,780
North Texas Tollway Authority (a)
Refunding Revenue Bonds
System-1st Tier
Series 2008E-3
01/01/38	5.750%	9,350,000	10,360,267
SA Energy Acquisition Public Facility Corp. Revenue Bonds Gas Supply Series 2007
08/01/16	5.250%	4,450,000	4,826,203
Sam Rayburn Municipal Power Agency Refunding Revenue Bonds Series 2012
10/01/21	5.000%	2,300,000	2,582,624
San Juan Higher Education Finance Authority
Revenue Bonds
Idea Public Schools
Series 2010A
08/15/20	5.125%	1,825,000	1,890,901
08/15/24	5.750%	1,590,000	1,641,898
Southwest Higher Education Authority, Inc. Revenue Bonds Southern Methodist University Project Series 2009
10/01/26	5.000%	1,000,000	1,110,750
Spring Independent School District Unlimited General Obligation Bonds Schoolhouse Series 2009 (Permanent School Fund Guarantee)
08/15/21	5.000%	750,000	868,830
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Air Force Obligation Group Series 2007
05/15/27	5.125%	3,750,000	3,768,600
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990
10/01/20	7.375%	3,000,000	3,937,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Texas Public Finance Authority Revenue Bonds Stephen F. Austin State University Financing Series 2005 (NPFGC)
10/15/19	5.000%	$2,000,000	$2,181,200
Trinity River Authority LLC Improvement Refunding Revenue Bonds Tarrant County Water Project Series 2005 (NPFGC)
02/01/18	5.000%	1,000,000	1,079,010
University of Houston Refunding Revenue Bonds Series 2009
02/15/21	5.000%	1,000,000	1,131,260
University of Texas System
Prerefunded 02/15/17 Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	8,455,000	9,622,551
Refunding Revenue Bonds
Financing System
Series 2004A
08/15/17	5.250%	2,000,000	2,327,180
Unrefunded Revenue Bonds
Financing System
Series 2006D
08/15/18	5.000%	1,545,000	1,737,924
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009
09/01/22	5.000%	750,000	797,610
West Harris County Regional Water Authority Revenue Bonds Series 2009
12/15/25	5.000%	1,000,000	1,082,240
Total			195,988,588

UTAH 1.0%
Intermountain Power Agency Refunding Revenue Bonds Subordinated Series 2007A (AMBAC)
07/01/17	5.000%	15,000,000	17,168,400
Utah State Building Ownership Authority Refunding Revenue Bonds State Facilities Master Lease Program Series 1998C Escrowed to Maturity (AGM)
05/15/14	5.500%	5,000,000	5,206,850
Total			22,375,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGIN ISLANDS —%
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (f)
07/01/21	4.000%	$625,000	$609,056

VIRGINIA 1.5%
Augusta County Industrial Development Authority Refunding Revenue Bonds Augusta Health Care, Inc. Series 2003
09/01/18	5.250%	1,500,000	1,717,560
Dulles Town Center Community Development Authority Refunding Special Assessment Bonds Dulles Town Center Project Series 2012
03/01/26	4.250%	1,000,000	895,920
Virginia College Building Authority Revenue Bonds Public Higher Education Financing Program Series 2009A
09/01/24	5.000%	1,000,000	1,129,580
Virginia Gateway Community Development Authority Refunding Special Assessment Bonds Series 2012
03/01/30	5.000%	1,500,000	1,428,270
Virginia Public School Authority
Refunding Revenue Bonds
School Financing 1997 Resolution
Series 2005B
08/01/16	5.250%	13,995,000	15,844,859
Revenue Bonds
School Financing 1997 Resolution
Series 2005C
08/01/16	5.000%	6,285,000	6,845,559
Virginia Resources Authority
Revenue Bonds
State Revolving Fund
Series 2009
10/01/22	5.000%	500,000	589,255
Subordinated Series 2008
10/01/19	5.000%	1,000,000	1,167,940
Subordinated Revenue Bonds
Clean Water State Revolving Fund
Series 2007
10/01/17	5.000%	3,760,000	4,358,066
Total			33,977,009

WASHINGTON 1.0%
Clark County School District No. 37 Vancouver Unlimited General Obligation Bonds Series 2001C (NPFGC/FGIC) (b)
12/01/16	0.000%	1,000,000	960,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON (CONTINUED)
Energy Northwest Revenue Bonds Columbia Generating Station Series 2007D
07/01/22	5.000%	$1,000,000	$1,128,480
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel
Series 2010B
08/01/26	5.000%	18,270,000	20,700,275
Series 2008D
01/01/20	5.000%	1,000,000	1,141,660
Total			23,930,835

WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority Revenue Bonds Charleston Area Medical Center, Inc. Series 1993A Escrowed to Maturity
09/01/23	6.500%	3,980,000	5,050,620

WISCONSIN 1.3%
State of Wisconsin
Revenue Bonds
Series 2009A
05/01/22	5.000%	1,000,000	1,106,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
05/01/23	5.125%	$14,000,000	$15,989,400
Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds Wheaton Healthcare Series 2006B
08/15/23	5.125%	13,065,000	13,906,125
Total			31,002,085

Total Municipal Bonds (Cost: $2,152,457,369)			$2,269,558,876

		Shares	Value

Money Market Funds 1.3%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (g)		11,919,046	$11,919,046
JPMorgan Tax-Free Money Market Fund, 0.010% (g)		18,681,536	18,681,536
Total Money Market Funds (Cost: $30,600,582)			$30,600,582

Total Investments
(Cost: $2,183,057,951) (h)			$2,300,159,458(i)
Other Assets & Liabilities, Net			34,894,346
Net Assets			$2,335,053,804

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Zero coupon bond.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2013 was $921,660, representing 0.04% of net assets.  Information concerning such security holdings at July 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
7.000% 07/15/32	07-23-08	1,835,000
Sterling Hill Community Development District
Special Assessment Bonds
Series 2003B
5.500% 11/01/10	10-23-03	149,141

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $17,963,776 or 0.77% of net assets.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2013, the value of these securities amounted to $96,626, which represents less than 0.01% of net assets.

(f)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2013, the value of these securities amounted to $12,386,781 or 0.53% of net assets.

(g)	The rate shown is the seven-day current annualized yield at July 31, 2013.

(h)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $2,183,058,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$145,623,000
Unrealized Depreciation	(28,521,000)
Net Unrealized Appreciation	$117,102,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
BNY	Bank of New York
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	2,269,558,876	—	2,269,558,876
Total Bonds	—	2,269,558,876	—	2,269,558,876
Mutual Funds
Money Market Funds	30,600,582	—	—	30,600,582
Total Mutual Funds	30,600,582	—	—	30,600,582
Total	30,600,582	2,269,558,876	—	2,300,159,458

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia International Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 1.5%
SUPRA-NATIONAL 1.2%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	$50,000,000	$592,597
Eurofima Senior Unsecured
10/21/19	4.375%	EUR	100,000	153,449
Total				746,046
UKRAINE 0.3%
MHP SA (b)
04/02/20	8.250%		200,000	183,682
Total Corporate Bonds & Notes (Cost: $884,292)				$929,728

Inflation-Indexed Bonds(a) 0.1%
JAPAN 0.1%
Uruguay Government International Bond
04/05/27	4.250%	UYU	2,083,836	106,805
Total Inflation-Indexed Bonds (Cost: $116,280)				$106,805

Foreign Government Obligations(a) 87.2%
ARGENTINA 0.5%
Argentina Boden Bonds
10/03/15	7.000%		100,000	94,000
Argentina Bonar Bonds
04/17/17	7.000%		262,000	222,700
Total				316,700
AUSTRALIA 4.1%
Australia Government Bond Senior Unsecured
04/21/23	5.500%	AUD	160,000	164,403
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,500,000	1,475,521
Local Government Guaranteed
11/15/16	5.750%	AUD	220,000	214,487
06/15/20	6.000%	AUD	720,000	727,847
Total				2,582,258
AUSTRIA 0.4%
Austria Government Bond Senior Unsecured (b)
09/15/17	4.300%	EUR	170,000	258,353

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
BELGIUM 0.2%
Belgium Government Bond
03/28/15	3.500%	EUR	$75,000	$105,017
BRAZIL 0.5%
Brazilian Government International Bond
Senior Unsecured
02/03/15	7.375%	EUR	30,000	43,227
03/07/15	7.875%		50,000	55,000
01/20/34	8.250%		70,000	91,000
Petrobras International Finance Co.
01/27/21	5.375%		150,000	150,543
Total				339,770
BULGARIA 0.1%
Bulgaria Government International Bond Senior Unsecured
01/15/15	8.250%		60,000	66,002
CANADA 3.2%
Province of Ontario
06/02/19	4.400%	CAD	1,100,000	1,173,180
Province of Quebec
12/01/17	4.500%	CAD	700,000	746,140
Senior Unsecured
04/29/19	5.000%	EUR	50,000	79,432
Total				1,998,752
CHINA 0.1%
China Government International Bond Senior Unsecured
10/29/13	4.750%		50,000	50,461
COLOMBIA 0.8%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%		200,000	207,000
05/21/24	8.125%		50,000	65,875
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		45,000	53,550
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	340,000,000	188,415
Total				514,840
DENMARK 0.2%
Denmark Government Bond
11/15/13	5.000%	DKK	695,000	125,737

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
DOMINICAN REPUBLIC 0.4%
Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%		$250,000	$270,920
FINLAND 0.3%
Finland Government Bond Senior Unsecured (b)
07/04/15	4.250%	EUR	145,000	207,928
FRANCE 11.6%
France Government Bond OAT
04/25/17	3.750%	EUR	350,000	516,981
10/25/18	4.250%	EUR	770,000	1,187,996
04/25/19	4.250%	EUR	228,000	353,664
10/25/20	2.500%	EUR	1,810,000	2,549,520
04/25/29	5.500%	EUR	420,000	744,090
French Treasury Note BTAN
02/25/16	2.250%	EUR	1,400,000	1,948,894
Total				7,301,145
GERMANY 11.9%
Bundesobligation
04/08/16	2.750%	EUR	700,000	993,527
Bundesrepublik Deutschland
07/04/17	4.250%	EUR	555,000	847,250
01/04/19	3.750%	EUR	1,010,000	1,555,252
07/04/21	3.250%	EUR	1,600,000	2,445,076
07/04/28	4.750%	EUR	700,000	1,233,589
07/04/42	3.250%	EUR	300,000	464,662
Total				7,539,356
GUATEMALA 0.5%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		300,000	312,000
HUNGARY 0.1%
Hungary Government International Bond Senior Unsecured
07/18/16	3.500%	EUR	40,000	53,198
INDONESIA 3.1%
Indonesia Government International Bond
Senior Unsecured
04/20/15	7.250%		38,000	41,230
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%		80,000	86,800
Indonesia Treasury Bond
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
07/15/17	10.000%	IDR	$3,800,000,000	$405,008
09/15/25	11.000%	IDR	5,830,000,000	693,167
Majapahit Holding BV (b)
08/07/19	8.000%		450,000	510,750
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		200,000	198,793
Total				1,935,748
JAPAN 7.9%
Japan Government 20-Year Bond
Senior Unsecured
06/20/25	1.900%	JPY	50,000,000	564,594
09/20/29	2.100%	JPY	80,000,000	897,046
Japan Government 30-Year Bond
Senior Unsecured
03/20/33	1.100%	JPY	360,000,000	3,313,474
09/20/40	2.000%	JPY	20,000,000	213,109
Total				4,988,223
KAZAKHSTAN 0.4%
KazMunayGas National Co. JSC (b)
05/05/20	7.000%		200,000	225,253
LITHUANIA 0.2%
Lithuania Government International Bond Senior Unsecured (b)
03/09/21	6.125%		120,000	136,389
MEXICO 6.7%
Comision Federal de Electricidad Senior Unsecured (b)
05/26/21	4.875%		200,000	209,000
Mexican Bonos
12/13/18	8.500%	MXN	1,120,500	1,014,146
06/11/20	8.000%	MXN	830,000	737,500
05/31/29	8.500%	MXN	1,900,000	1,742,859
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%		90,000	100,350
01/11/40	6.050%		40,000	44,400
Pemex Project Funding Master Trust
01/21/21	5.500%		300,000	323,250
02/24/25	5.500%	EUR	20,000	30,399
Total				4,201,904
NETHERLANDS 5.1%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	240,000	352,387
07/15/18	4.000%	EUR	1,300,000	1,981,073

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
NETHERLANDS (CONTINUED)
07/15/20	3.500%	EUR	$600,000	$907,429
Total				3,240,889
NEW ZEALAND 0.9%
New Zealand Government Bond
Senior Unsecured
12/15/17	6.000%	NZD	500,000	438,566
05/15/21	6.000%	NZD	150,000	135,315
Total				573,881
NORWAY 5.5%
Eksportfinans ASA
03/20/14	1.600%	JPY	65,000,000	655,721
Norway Government Bond
05/19/17	4.250%	NOK	5,240,000	969,740
05/22/19	4.500%	NOK	8,000,000	1,529,351
05/24/23	2.000%	NOK	2,150,000	343,010
Total				3,497,822
PANAMA 0.1%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%		65,000	76,700
PERU 0.5%
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%		200,000	254,500
11/21/33	8.750%		27,000	39,285
03/14/37	6.550%		45,000	52,875
Total				346,660
PHILIPPINES 1.0%
Philippine Government International Bond
Senior Unsecured
03/17/15	8.875%		105,000	116,812
01/15/21	4.950%	PHP	20,000,000	488,828
Total				605,640
POLAND 4.4%
Poland Government Bond
10/25/19	5.500%	PLN	7,900,000	2,721,078
Poland Government International Bond Senior Unsecured
10/19/15	5.000%		50,000	54,065
Total				2,775,143

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
ROMANIA 0.5%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		$300,000	$336,953
RUSSIAN FEDERATION 3.5%
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%		200,000	233,000
03/07/22	6.510%		400,000	430,960
Russian Foreign Bond - Eurobond
Senior Unsecured
03/10/18	7.850%	RUB	20,000,000	638,169
03/31/30	7.500%		105,790	124,039
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	15,000,000	478,627
04/29/20	5.000%		100,000	108,625
03/31/30	7.500%		149,000	174,702
Total				2,188,122
SOUTH AFRICA 2.0%
South Africa Government Bond
01/15/20	7.250%	ZAR	11,000,000	1,106,155
South Africa Government International Bond Senior Unsecured
03/08/41	6.250%		120,000	126,900
Total				1,233,055
SWEDEN 2.1%
Sweden Government Bond
08/12/17	3.750%	SEK	8,000,000	1,340,798
TURKEY 1.3%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%		200,000	203,635
Turkey Government International Bond
Senior Unsecured
03/30/21	5.625%		450,000	474,750
02/05/25	7.375%		140,000	161,000
Total				839,385
UNITED KINGDOM 6.1%
Network Rail Infrastructure Finance PLC Government Guaranteed
12/09/30	4.375%	GBP	60,000	101,654
United Kingdom Gilt
03/07/19	4.500%	GBP	700,000	1,243,604
09/07/20	3.750%	GBP	450,000	772,193
09/07/21	3.750%	GBP	430,000	735,120
03/07/25	5.000%	GBP	253,000	475,884

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
UNITED KINGDOM (CONTINUED)
03/07/36	4.250%	GBP	$300,000	$519,314
Total				3,847,769
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%		40,000	52,200
VENEZUELA 0.9%
Petroleos de Venezuela SA
11/02/17	8.500%		500,000	460,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA (CONTINUED)
Venezuela Government International Bond Senior Unsecured
08/23/22	12.750%	$84,000	$85,680
Total			545,680
Total Foreign Government Obligations (Cost: $55,280,707)			$55,030,651

		Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.191% (c)(d)		2,892,581	$2,892,581
Total Money Market Funds (Cost: $2,892,581)			$2,892,581
Total Investments (Cost: $59,173,860) (e)			$58,959,765(f)
Other Assets & Liabilities, Net			4,159,084
Net Assets			$63,118,849

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	August 12, 2013	500,000 (GBP)	741,625 (USD)	—	(18,942)
J.P. Morgan Securities, Inc.	August 23, 2013	2,000,000 (PLN)	616,247 (USD)	—	(8,631)
Socgen-Crobsy Securities Inc.	August 30, 2013	5,000,000 (CHF)	5,346,021 (USD)	—	(58,009)
J.P. Morgan Securities, Inc.	August 30, 2013	685,000 (SGD)	540,338 (USD)	1,317	—
Citigroup Global Markets Inc.	August 30, 2013	630,109 (USD)	20,695,000 (RUB)	—	(5,904)
Standard Chartered Bank	September 6, 2013	1,222,174 (USD)	2,800,000 (BRL)	—	(4,459)
Deutsche Bank	September 6, 2013	1,896,100 (USD)	6,150,000 (MYR)	—	(5,207)
Total				1,317	(101,152)

Futures Contracts Outstanding at July 31, 2013

At July 31, 2013, $8,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	(5)	(1,101,563)	September 2013	—	(632)
U.S. Treasury Note, 10-year	(5)	(632,187)	September 2013	15,471	—
Total				15,471	(632)

Notes to Portfolio of Investments

(a)                                     Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $7,995,674 or 12.67% of net assets.

(c)                                     The rate shown is the seven-day current annualized yield at July 31, 2013.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	198,636	9,444,739	(6,750,794)	—	2,892,581	1,372	2,892,581

(e)                                     At July 31, 2013, the cost of securities for federal income tax purposes was approximately $59,174,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,587,000
Unrealized Depreciation	(1,801,000)
Net Unrealized Depreciation	$(214,000)

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK          Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	929,728	—	929,728
Inflation-Indexed Bonds	—	106,805	—	106,805
Foreign Government Obligations	—	55,030,651	—	55,030,651
Total Bonds	—	56,067,184	—	56,067,184
Mutual Funds
Money Market Funds	2,892,581	—	—	2,892,581
Total Mutual Funds	2,892,581	—	—	2,892,581
Investments in Securities	2,892,581	56,067,184	—	58,959,765
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,317	—	1,317
Futures Contracts	15,471	—	—	15,471
Liabilities
Forward Foreign Currency Exchange Contracts	—	(101,152)	—	(101,152)
Futures Contracts	(632)	—	—	(632)
Total	2,907,420	55,967,349	—	58,874,769

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Massachusetts Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 97.0%
AIRPORT 3.3%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2012-B
07/01/32	5.000%	$2,000,000	$2,083,160
Passenger Facility Charge
Series 2007D (AGM)
07/01/17	5.000%	3,000,000	3,385,770
Revenue Bonds
Series 2005C (AMBAC)
07/01/15	5.000%	1,500,000	1,628,895
07/01/22	5.000%	3,500,000	3,783,255
Total			10,881,080
ASSISTED LIVING 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage VOA Concord
Series 2007
11/01/17	5.000%	540,000	542,214
11/01/27	5.125%	1,500,000	1,358,625
Total			1,900,839
HIGHER EDUCATION 18.5%
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2007P
07/01/20	5.000%	3,260,000	3,678,845
Boston University
Series 2009V-2
10/01/14	2.875%	3,000,000	3,086,760
Brandeis University
Series 2010O-2
10/01/24	5.000%	5,000,000	5,538,000
Emerson College
Series 2006A
01/01/20	5.000%	870,000	922,600
01/01/21	5.000%	2,500,000	2,623,800
01/01/23	5.000%	1,000,000	1,037,110
Hampshire College
Series 2004
10/01/14	5.150%	85,000	86,333
Massachusetts College-Pharmacy & Allied Health
Series 2013
07/01/25	5.000%	675,000	750,539
Merrimack College
Series 2012A
07/01/27	5.000%	1,075,000	1,064,336
Mount Holyoke College
Series 2008
07/01/23	5.000%	1,285,000	1,440,729
Wheelock College
Series 2007C
10/01/17	5.000%	1,100,000	1,210,429
Worcester Polytechnic Institute
Series 2007 (NPFGC)
09/01/22	5.000%	1,710,000	1,884,266

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HIGHER EDUCATION (CONTINUED)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Berklee College of Music
Series 2007A
10/01/32	5.000%	$2,440,000	$2,547,409
Boston College
Series 2008M-1
06/01/24	5.500%	3,000,000	3,537,450
Massachusetts Institute of Technology
Series 2002K
07/01/17	5.375%	2,275,000	2,656,859
07/01/22	5.500%	1,000,000	1,236,660
Series 2004M
07/01/19	5.250%	610,000	736,758
Northeastern University
Series 2008T-1
10/01/28	5.000%	1,750,000	1,840,545
Series 2008T-2
10/01/29	5.000%	4,045,000	4,192,238
Simmons College
Series 2009I
10/01/18	6.750%	1,365,000	1,628,595
Suffolk University
Series 2009A
07/01/24	6.000%	2,100,000	2,325,099
Tufts University
Series 2002J
08/15/16	5.500%	1,500,000	1,704,330
Series 2008
08/15/14	5.000%	1,250,000	1,311,000
08/15/17	5.000%	1,145,000	1,313,212
Massachusetts Health & Educational Facilities Authority (a)
Revenue Bonds
Northeastern University
Series 2008T-3
10/01/37	2.700%	2,500,000	2,530,525
Massachusetts State College Building Authority Revenue Bonds Series 2012A
05/01/29	5.000%	3,000,000	3,205,770
University of Massachusetts Building Authority
Revenue Bonds
Senior Series 2008-2 (AGM)
05/01/21	5.000%	1,510,000	1,702,480
Senior Series 2009-1
05/01/23	5.000%	5,000,000	5,632,450
Total			61,425,127
HOSPITAL 9.3%
Massachusetts Development Finance Agency
Revenue Bonds
Berkshire Health System
Series 2012G
10/01/26	5.000%	1,200,000	1,248,036
Boston Medical Center
Series 2012C
07/01/27	5.250%	3,695,000	3,782,017

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOSPITAL (CONTINUED)
Southcoast Health System Obligation Group
Series 2013
07/01/27	5.000%	$765,000	$811,650
UMASS Memorial Issue
Series 2011H
07/01/26	5.125%	2,000,000	2,074,320
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Caregroup
Series 1998B-2 (NPFGC)
02/01/27	5.375%	1,585,000	1,694,333
Series 2004D (NPFGC)
07/01/22	5.250%	1,000,000	1,109,590
Series 2008E-2
07/01/19	5.375%	4,675,000	5,298,692
Massachusetts Eye & Ear Infirmary
Series 2010-C
07/01/17	5.000%	1,425,000	1,571,960
Milford Regional Medical
Series 2007E
07/15/17	5.000%	1,050,000	1,116,171
07/15/22	5.000%	1,500,000	1,530,810
Partners Healthcare
Series 2010J-2
07/01/22	5.000%	5,000,000	5,509,900
Partners Healthcare System
Series 2005F
07/01/17	5.000%	2,000,000	2,149,900
Series 2007G
07/01/18	5.000%	2,575,000	2,884,747
Total			30,782,126
HUMAN SERVICE PROVIDER 0.4%
Massachusetts Development Finance Agency Revenue Bonds Evergreen Center, Inc. Series 2005
01/01/20	5.500%	1,355,000	1,376,694
JOINT POWER AUTHORITY 4.3%
Berkshire Wind Power Cooperative Corp.
Revenue Bonds
Series 2010-1
07/01/24	5.250%	3,785,000	4,047,035
07/01/25	5.000%	2,000,000	2,092,580
Massachusetts Clean Energy Cooperative Corp. Revenue Bonds Municipal Lighting Plan Cooperative Series 2013
07/01/27	5.000%	2,720,000	2,922,341
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 6
Series 2012A
07/01/16	5.000%	2,000,000	2,226,960
Project No. 6

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
JOINT POWER AUTHORITY (CONTINUED)
Series 2011
07/01/19	5.000%	$2,760,000	$3,176,650
Total			14,465,566
LOCAL GENERAL OBLIGATION 3.4%
City of Boston Unlimited General Obligation Bonds Series 2012A
04/01/24	4.000%	2,150,000	2,301,919
City of Fall River Limited General Obligation Refunding Bonds State Qualified Series 2012
03/01/21	4.000%	335,000	359,897
City of Lawrence Limited General Obligation Refunding Bonds State Qualified Series 2006 (AGM)
02/01/18	5.000%	1,500,000	1,686,165
City of Springfield Limited General Obligation Bonds State Qualified Municipal Purpose Loan Series 2003 (AGM)
08/01/21	4.500%	2,000,000	2,163,540
Dudley Charlton Regional School District Unlimited General Obligation Bonds Series 1999A (NPFGC/FGIC)
06/15/14	5.125%	2,305,000	2,399,021
Puerto Rico Municipal Finance Agency Unrefunded Revenue Bonds Series 1997A (AGM) (b)
07/01/17	5.500%	185,000	185,805
Town of North Reading Limited General Obligation Bonds Muni Purpose Loan Series 2012
05/15/28	4.000%	2,130,000	2,094,834
Total			11,191,181
MUNICIPAL POWER 1.0%
Guam Power Authority Refunding Revenue Bonds Series 2012A (AGM) (b)
10/01/24	5.000%	630,000	681,049
Puerto Rico Electric Power Authority Revenue Bonds Series 2002LL (NPFGC) (b)
07/01/17	5.500%	2,400,000	2,539,992
Total			3,221,041
OTHER BOND ISSUE 2.7%
Boston Housing Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OTHER BOND ISSUE (CONTINUED)
Series 2008 (AGM)
04/01/20	5.000%	$2,135,000	$2,337,121
04/01/23	5.000%	1,865,000	1,982,159
04/01/24	5.000%	3,260,000	3,428,183
Massachusetts Development Finance Agency Revenue Bonds Broad Institute Series 2011-A
04/01/23	5.250%	1,000,000	1,121,400
Total			8,868,863
POOL / BOND BANK 4.8%
Massachusetts Water Pollution Abatement Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2004A
08/01/15	5.250%	3,000,000	3,288,060
Series 2006
08/01/20	5.250%	3,000,000	3,629,370
Revenue Bonds
Pool Program
Series 2005-11
08/01/19	5.250%	4,465,000	5,383,495
State Revolving Fund
Series 2009-14
08/01/24	5.000%	3,100,000	3,550,244
Total			15,851,169
PREP SCHOOL 1.6%
Massachusetts Development Finance Agency
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/30	6.375%	3,055,000	3,250,214
Noble & Greenough School
Series 2011
04/01/21	4.000%	1,500,000	1,632,885
Park School
Series 2012
09/01/20	5.000%	150,000	169,418
09/01/21	5.000%	330,000	368,762
Total			5,421,279
REFUNDED / ESCROWED 9.3%
Commonwealth of Massachusetts
Prerefunded 08/01/14 Limited General Obligation Bonds
Consolidated Loan
Series 2004B (AMBAC)
08/01/22	5.000%	2,000,000	2,094,780
Commonwealth of Massachusetts (c)
Revenue Bonds
Capital Appreciation-Federal Highway
Series 1998A Escrowed to Maturity
06/15/15	0.000%	4,000,000	3,948,280
Massachusetts Development Finance Agency (a)
Prerefunded 05/01/19 Revenue Bonds
Dominion Energy Brayton 1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
REFUNDED / ESCROWED (CONTINUED)
Series 2009
12/01/42	5.750%	$3,460,000	$4,197,084
Prerefunded 09/01/16 Revenue Bonds
Dominion Energy Brayton
Series 2010A
12/01/41	2.250%	2,260,000	2,343,552
Massachusetts Health & Educational Facilities Authority Prerefunded 10/01/13 Revenue Bonds Simmons College Series 2003F (FGIC)
10/01/15	5.000%	1,015,000	1,023,090
Massachusetts School Building Authority Prerefunded 08/15/15 Revenue Bonds Series 2005A (AGM)
08/15/26	5.000%	5,000,000	5,456,950
Massachusetts State College Building Authority Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) (c)
05/01/28	0.000%	4,000,000	2,289,080
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 1998B Escrowed to Maturity (AGM/TCRS)
08/01/15	5.500%	1,165,000	1,283,399
Revenue Bonds
General
Series 2002J Escrowed to Maturity (AGM/TCRS)
08/01/15	5.250%	3,000,000	3,289,950
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (b)
07/01/22	5.250%	1,075,000	1,301,373
Town of Sandwich Prerefunded 07/15/15 Unlimited General Obligation Bonds Series 2005 (NPFGC)
07/15/18	5.000%	1,575,000	1,731,413
University of Massachusetts Building Authority Prerefunded 11/01/13 Revenue Bonds Senior Series 2003-1 (AMBAC)
11/01/15	5.250%	2,000,000	2,025,320
Total			30,984,271
RETIREMENT COMMUNITIES 0.5%
Massachusetts Development Finance Agency
Revenue Bonds
1st Mortgage-Orchard Cove
Series 2007
10/01/17	5.000%	1,030,000	1,042,278
10/01/18	5.000%	515,000	517,848
Total			1,560,126

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL NON PROPERTY TAX 10.0%
Commonwealth of Massachusetts Revenue Bonds Series 2004 (NPFGC/FGIC)
01/01/19	5.250%	$750,000	$864,540
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2003A
07/01/17	5.250%	1,000,000	1,159,720
07/01/19	5.250%	625,000	749,012
Senior Series 2004C
07/01/18	5.250%	1,000,000	1,183,370
Senior Series 2005B (NPFGC)
07/01/23	5.500%	2,890,000	3,522,390
Senior Series 2006A
07/01/22	5.250%	3,500,000	4,169,445
Senior Series 2008B
07/01/23	5.000%	910,000	1,067,666
Massachusetts School Building Authority
Refunding Revenue Bonds
Senior Series 2012A
08/15/26	5.000%	4,000,000	4,468,440
Revenue Bonds
Series 2007A (AMBAC)
08/15/18	5.000%	5,000,000	5,690,850
Senior Revenue Bonds
Series 2011B
10/15/27	5.000%	4,000,000	4,371,440
Territory of Guam Revenue Bonds Series 2011A (b)
01/01/31	5.000%	950,000	969,589
Virgin Islands Public Finance Authority (b)
Refunding Revenue Bonds
Gross Receipts Taxes
Series 2012A
10/01/22	4.000%	2,000,000	2,036,300
Revenue Bonds
Senior Lien-Matching Fund Loan Note
Series 2010A
10/01/25	5.000%	2,755,000	2,893,935
Total			33,146,697
SPECIAL PROPERTY TAX 1.3%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/25	5.000%	3,210,000	3,497,520
07/01/27	5.000%	775,000	823,879
Total			4,321,399
STATE APPROPRIATED 0.8%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/17	6.000%	540,000	634,311

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
STATE APPROPRIATED (CONTINUED)
08/01/21	6.000%	$1,750,000	$2,078,790
Total			2,713,101
STATE GENERAL OBLIGATION 14.5%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan
Series 2002D (AMBAC/TCRS/BNY)
08/01/18	5.500%	3,500,000	4,185,510
Series 2008A
08/01/16	5.000%	2,000,000	2,247,120
Limited General Obligation Refunding Bonds
Series 2003D
10/01/17	5.500%	5,000,000	5,872,850
Series 2003D (AMBAC)
10/01/19	5.500%	5,000,000	6,065,350
Series 2003D (NPFGC)
10/01/20	5.500%	2,500,000	3,045,525
Series 2004B
08/01/20	5.250%	3,000,000	3,599,040
Series 2006B (AGM)
09/01/22	5.250%	4,000,000	4,807,120
Unlimited General Obligation Refunding Bonds
Series 2003D (AGM)
10/01/19	5.500%	3,500,000	4,245,745
Series 2004C (AMBAC)
12/01/24	5.500%	5,000,000	6,097,250
Series 2004C (NPFGC)
12/01/19	5.500%	3,795,000	4,615,707
Series 2008A
09/01/15	5.000%	3,000,000	3,280,500
Total			48,061,717
STUDENT LOAN 2.5%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/22	5.500%	4,625,000	5,143,925
Series 2009I
01/01/18	5.125%	2,905,000	3,153,261
Total			8,297,186
TRANSPORTATION 0.3%
Woods Hole Martha’s Vineyard & Nantucket Steamship Authority Revenue Bonds Series 2004B
03/01/18	5.000%	975,000	1,040,422
TURNPIKE / BRIDGE / TOLL ROAD 1.5%
Massachusetts Department of Transportation
Revenue Bonds
Senior Series 2010B
01/01/22	5.000%	2,180,000	2,439,464

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
01/01/32	5.000%	$2,400,000	$2,483,736
Total			4,923,200
WATER & SEWER 6.4%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2005A (NPFGC/TCRS)
08/01/17	5.250%	6,000,000	6,961,380
Series 2007B (AGM/TCRS)
08/01/23	5.250%	5,500,000	6,600,935
Series 2012B
08/01/28	5.000%	5,000,000	5,453,750
Revenue Bonds
General
Series 2002J (AGM/TCRS)
08/01/18	5.250%	1,000,000	1,182,290

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2008A (AGM) (b)
07/01/16	5.000%	$1,000,000	$1,027,790
Total			21,226,145
Total Municipal Bonds (Cost: $303,976,494)			$321,659,229

		Shares	Value

Money Market Funds 2.2%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (d)		327,254	$327,254
JPMorgan Tax-Free Money Market Fund, 0.010% (d)		6,996,043	6,996,043
Total Money Market Funds (Cost: $7,323,297)			$7,323,297
Total Investments (Cost: $311,299,791) (e)			$328,982,526(f)
Other Assets & Liabilities, Net			2,802,971
Net Assets			$331,785,497

Notes to Portfolio of Investments

(a)                                     Variable rate security.

(b)                                     Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At July 31, 2013, the value of these securities amounted to $11,635,833 or 3.51% of net assets.

(c)                                     Zero coupon bond.

(d)                                     The rate shown is the seven-day current annualized yield at July 31, 2013.

(e)                                     At July 31, 2013, the cost of securities for federal income tax purposes was approximately $311,300,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,833,000
Unrealized Depreciation	(3,150,000)
Net Unrealized Appreciation	$17,683,000

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	321,659,229	—	321,659,229
Total Bonds	—	321,659,229	—	321,659,229
Mutual Funds
Money Market Funds	7,323,297	—	—	7,323,297
Total Mutual Funds	7,323,297	—	—	7,323,297
Total	7,323,297	321,659,229	—	328,982,526

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Intermediate Municipal Bond Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 98.1%

DISPOSAL 2.1%
Babylon Industrial Development Agency Revenue Bonds Covanta Babylon, Inc. Series 2009A
01/01/18	5.000%	$3,500,000	$3,935,365
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/19	5.000%	830,000	939,701
04/01/20	5.000%	870,000	980,003
Total			5,855,069
HIGHER EDUCATION 10.6%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/20	5.000%	1,055,000	1,220,118
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/24	5.000%	600,000	660,654
09/01/25	5.000%	300,000	325,983
New York State Dormitory Authority
Revenue Bonds
Barnard College
Series 2007A (NPFGC/FGIC)
07/01/18	5.000%	1,745,000	1,967,627
Cornell University
Series 2006A
07/01/21	5.000%	2,350,000	2,611,837
Series 2009A
07/01/25	5.000%	1,000,000	1,138,840
Culinary Institute of America
Series 2012
07/01/28	5.000%	500,000	506,080
Mount Sinai School of Medicine
Series 2009
07/01/27	5.500%	4,000,000	4,265,480
Series 2010A
07/01/21	5.000%	1,000,000	1,118,470
New York University
Series 1998A (NPFGC)
07/01/17	6.000%	2,475,000	2,938,691
07/01/20	5.750%	2,000,000	2,426,760
Series 2001-1 (AMBAC)
07/01/15	5.500%	1,205,000	1,313,956
Rochester Institute of Technology
Series 2010
07/01/21	5.000%	1,000,000	1,131,100
St. John’s University
Series 2012A
07/01/27	5.000%	470,000	502,035
Teachers College
Series 2009
03/01/24	5.000%	1,000,000	1,076,770

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)
Oneida County Industrial Development Agency (a)
Revenue Bonds
Hamilton College Project
Series 2007A (NPFGC)
07/01/18	0.000%	$1,000,000	$903,890
07/01/20	0.000%	1,000,000	804,940
St. Lawrence County Industrial Development Agency
Revenue Bonds
St. Lawrence University
Series 2009A
10/01/16	5.000%	3,000,000	3,331,350
St. Lawrence University Project
Series 2012
07/01/28	5.000%	1,410,000	1,501,453
Total			29,746,034

HOSPITAL 11.5%

Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11/15/22	5.750%	500,000	546,890
11/15/27	5.250%	1,000,000	1,045,650
Series 2008E
11/15/22	5.250%	500,000	536,165
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013-A
12/01/24	5.000%	1,085,000	1,191,862
12/01/25	5.000%	1,115,000	1,208,716
12/01/27	5.000%	1,225,000	1,290,807
Monroe County Industrial Development Agency Refunding Revenue Bonds Highland Hospital of Rochester Series 2005
08/01/22	5.000%	700,000	735,189
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/19	5.000%	1,840,000	2,103,488
07/01/20	5.000%	2,815,000	3,209,522
New York State Dormitory Authority
Revenue Bonds
Long Island Jewish Obligated Group
Series 2006A
11/01/19	5.000%	1,000,000	1,082,850
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/27	5.000%	500,000	541,740
Series 2012-1
07/01/21	4.000%	1,250,000	1,368,425
Mount Sinai Hospital
Series 2010A
07/01/26	5.000%	1,725,000	1,817,632

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)
Series 2011A
07/01/31	5.000%	$2,000,000	$2,018,140
New York Methodist Hospital
Series 2004
07/01/24	5.250%	1,000,000	1,013,720
New York University Hospital Center
Series 2006A
07/01/20	5.000%	3,000,000	3,242,940
Series 2011A
07/01/23	5.125%	1,000,000	1,092,290
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/30	5.250%	4,000,000	4,133,840
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,350,000	1,424,425
United Health Services Hospitals
Series 2009 (FHA)
08/01/18	4.500%	1,000,000	1,072,860
Saratoga County Industrial Development Agency
Revenue Bonds
Saratoga Hospital Project
Series 2004A
12/01/13	5.000%	485,000	492,222
Series 2007B
12/01/22	5.000%	500,000	523,655
12/01/27	5.125%	500,000	508,830
Total			32,201,858
INVESTOR OWNED 1.0%
New York State Energy Research & Development Authority Revenue Bonds Rochester Gas & Electric Corp. Series 2004A (NPFGC) (b)
05/15/32	4.750%	2,650,000	2,858,953

LOCAL APPROPRIATION 1.0%
New York State Dormitory Authority Revenue Bonds Municipal Health Facilities Subordinated Series 2001-2
01/15/21	5.000%	2,500,000	2,806,000

LOCAL GENERAL OBLIGATION 12.6%
City of New York
Unlimited General Obligation Bonds
Series 2005G
08/01/16	5.250%	500,000	563,375
Series 2007C
01/01/15	5.000%	4,000,000	4,260,240
Series 2007D-1
12/01/21	5.000%	2,000,000	2,266,480
Subordinated Series 2008I-1
02/01/23	5.000%	2,000,000	2,202,440
Unlimited General Obligation Refunding Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
Series 2007D
02/01/24	5.000%	$2,000,000	$2,227,420
City of Utica
Refunding Limited General Obligation Bonds
Public Improvement
Series 2013
04/01/18	4.000%	1,515,000	1,608,839
04/01/19	4.000%	1,575,000	1,665,988
City of Yonkers
Refunding Limited General Obligation Bonds
Series 2012-A
07/01/18	4.000%	2,000,000	2,154,820
Unrefunded Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	1,825,000	1,885,061
08/01/22	5.000%	1,920,000	1,974,854
County of Albany Unlimited General Obligation Bonds Series 2006 (XLCA)
09/15/20	4.125%	1,000,000	1,071,900
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/24	5.000%	640,000	707,552
04/01/25	5.000%	500,000	545,675
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/16	6.000%	1,210,000	1,337,655
County of Nassau Unlimited General Obligation Improvement Bonds Series 2010A
04/01/18	4.000%	1,340,000	1,476,935
County of Suffolk Limited General Obligation Refunding Bonds Series 2012A
04/01/20	5.000%	1,680,000	1,896,787
Newark Central School District Unlimited General Obligation Refunding Bonds Series 2012
06/15/18	5.000%	2,100,000	2,393,643
Ramapo Local Development Corp. Refunding Revenue Bonds Guaranteed Series 2013
03/15/28	5.000%	2,180,000	2,259,090
Sachem Central School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
10/15/24	4.250%	1,000,000	1,027,070

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/23	5.000%	$565,000	$639,241
Three Village Central School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC/FGIC)
06/01/18	5.000%	1,000,000	1,163,230
Total			35,328,295
MULTI-FAMILY 1.4%
New York State Dormitory Authority Revenue Bonds Residential Institution for Children Series 2008-A1
06/01/33	5.000%	1,700,000	1,751,340
Tompkins County Development Corp.
Revenue Bonds
Tompkins Cortland Community College
Series 2013
07/01/17	5.000%	1,005,000	1,087,842
07/01/18	5.000%	1,045,000	1,138,643
Total			3,977,825
MUNICIPAL POWER 2.4%
Long Island Power Authority
Revenue Bonds
General
Series 2011A
05/01/21	5.000%	1,000,000	1,130,500
Series 2009A
04/01/21	5.250%	1,000,000	1,140,580
04/01/22	5.500%	3,000,000	3,416,280
Series 2012B
09/01/26	5.000%	1,000,000	1,059,340
Total			6,746,700
NURSING HOME 1.5%
Rensselaer Municipal Leasing Corp. Revenue Bonds Rensselaer County Nursing Home Series 2009A
06/01/19	5.000%	4,000,000	4,083,400

OTHER BOND ISSUE 1.3%
New York City Industrial Development Agency Revenue Bonds United Jewish Appeal Federal Project Series 2004A
07/01/27	5.000%	625,000	642,919

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OTHER BOND ISSUE (CONTINUED)
New York Liberty Development Corp. Refunding Revenue Bonds 4 World Trade Center Project Series 2011
11/15/31	5.000%	$2,350,000	$2,405,883
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	465,000	478,141
Total			3,526,943
POOL / BOND BANK 8.0%
New York Municipal Bond Bank Agency Revenue Bonds Subordinated Series 2009C-1
02/15/18	5.000%	3,000,000	3,429,120
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2008A (AGM)
10/01/23	5.000%	3,000,000	3,364,290
Series 2009C
10/01/21	5.000%	5,000,000	5,567,150
Series 2009C (AGM)
10/01/22	5.000%	3,000,000	3,349,260
Series 2012B
10/01/26	5.000%	3,000,000	3,241,920
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-Municipal Water Series 2008B
06/15/21	5.000%	3,000,000	3,454,320
Total			22,406,060
PORTS 1.9%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 135th
Series 2004 (XLCA)
09/15/28	5.000%	1,500,000	1,544,070
Consolidated 161st
Series 2009
10/15/31	5.000%	3,390,000	3,669,370
Total			5,213,440
PREP SCHOOL 0.3%
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013
07/01/23	5.000%	1,000,000	943,140

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

RECREATION 3.2%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	$500,000	$500,360
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/19	5.000%	850,000	886,797
Pilot-Yankee Stadium
Series 2006 (NPFGC)
03/01/15	5.000%	1,150,000	1,216,159
YMCA of Greater New York Project
Series 2006
08/01/26	5.000%	1,000,000	1,020,870
New York City Trust for Cultural Resources Refunding Revenue Bonds Museum of Modern Art Series 2008-1A
04/01/26	5.000%	4,850,000	5,340,771
Total			8,964,957
REFUNDED / ESCROWED 10.1%
City of New York Prerefunded 12/01/14 Unlimited General Obligation Bonds Series 2004-G
12/01/19	5.000%	1,145,000	1,217,261
City of Yonkers
Prerefunded Unlimited General Obligation Bonds
Series 2005B (NPFGC)
08/01/21	5.000%	600,000	654,522
08/01/22	5.000%	625,000	681,794
Elizabeth Forward School District Unlimited General Obligation Bonds Capital Appreciation Series 1994B Escrowed to Maturity (NPFGC) (a)
09/01/20	0.000%	2,210,000	1,870,699
Long Island Power Authority
Revenue Bonds
General
Series 1998A Escrowed to Maturity (AGM)
12/01/13	5.500%	2,000,000	2,034,680
12/01/14	5.250%	3,000,000	3,194,640
Metropolitan Transportation Authority Prerefunded 10/01/15 Revenue Bonds Series 1998A (FGIC)
04/01/23	5.000%	2,000,000	2,196,660
Nassau County Interim Finance Authority Prerefunded 11/15/14 Revenue Bonds Sales Tax Secured Series 2004H (AMBAC)
11/15/15	5.250%	2,500,000	2,662,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)
New York State Dormitory Authority
Prerefunded 08/15/14 Revenue Bonds
Presbyterian Hospital
Series 2007 (AGM)
08/15/23	5.250%	$250,000	$263,043
New York State Dormitory Authority (a)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/25	0.000%	3,750,000	2,546,362
Onondaga County Water Authority
Revenue Bonds
General
Series 2005A (AMBAC)
09/15/22	5.000%	895,000	980,329
09/15/23	5.000%	940,000	1,029,620
Puerto Rico Highways & Transportation Authority Revenue Bonds Series 2005BB (AGM) Escrowed to Maturity (c)
07/01/22	5.250%	355,000	429,756
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/30	5.500%	2,000,000	2,447,720
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/17	5.500%	1,450,000	1,582,602
Series 2006A
11/15/19	5.000%	2,000,000	2,271,240
Series 2008A
11/15/21	5.000%	2,000,000	2,344,500
Total			28,407,528
RETIREMENT COMMUNITIES 0.7%
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/26	5.000%	740,000	766,788
07/01/27	5.000%	700,000	715,792
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	335,000	339,583
Total			1,822,163
SPECIAL NON PROPERTY TAX 9.2%
Metropolitan Transportation Authority Revenue Bonds Series 2004A (NPFGC/FGIC)
11/15/18	5.250%	800,000	940,904
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Series 2007S-2 (NPFGC/FGIC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX (CONTINUED)
01/15/21	5.000%	$4,300,000	$4,773,129
Series 2012S-1
07/15/29	5.000%	3,000,000	3,182,130
New York City Transitional Finance Authority Revenue Bonds Future Tax Secured Series 2009A-1
05/01/27	5.000%	5,000,000	5,546,950
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/26	5.500%	1,000,000	1,192,450
General Purpose
Series 2012A
12/15/25	5.000%	2,500,000	2,825,900
New York State Housing Finance Agency Revenue Bonds Series 2008A
09/15/19	5.000%	1,400,000	1,590,288
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04/01/22	5.000%	500,000	535,910
Series 2008A
04/01/21	5.000%	1,000,000	1,144,240
Transportation
Series 2007A
03/15/22	5.000%	1,000,000	1,137,760
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (c)
10/01/25	5.000%	2,755,000	2,893,935
Total			25,763,596
STATE APPROPRIATED 7.8%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2008A (AGM)
05/01/18	5.000%	1,000,000	1,156,760
Series 2011A
05/01/30	5.250%	1,440,000	1,522,454
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/24	5.000%	3,000,000	3,317,760
Revenue Bonds
Schools Program
Series 2000
07/01/20	6.250%	1,385,000	1,391,814
Series 2009
02/15/18	5.500%	1,000,000	1,174,830
State University Educational Facilities

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE APPROPRIATED (CONTINUED)
3rd General Series 2005A (NPFGC/FGIC)
05/15/21	5.500%	$1,000,000	$1,198,570
Series 1993A
05/15/15	5.250%	2,000,000	2,104,660
05/15/19	5.500%	2,500,000	2,892,550
Series 2000C (AGM)
05/15/17	5.750%	1,250,000	1,456,300
New York State Urban Development Corp.
Refunding Revenue Bonds
Service Contract
Series 2008B
01/01/26	5.000%	3,125,000	3,346,094
Series 2008C
01/01/22	5.000%	2,000,000	2,220,100
Total			21,781,892
STATE GENERAL OBLIGATION 0.8%
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilities Series 2007M (c)
07/01/23	6.250%	2,250,000	2,302,425

TRANSPORTATION 5.5%
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/24	5.250%	750,000	861,022
Series 2006 (CIFG/TCRS)
11/15/22	5.000%	2,280,000	2,540,353
Series 2006B
11/15/16	5.000%	1,500,000	1,685,985
Series 2007B
11/15/22	5.000%	1,500,000	1,696,755
Series 2008C
11/15/23	6.250%	3,570,000	4,273,576
Series 2010D
11/15/28	5.250%	3,000,000	3,182,280
Metropolitan Transportation Authority (b)
Revenue Bonds
Mandatory Tender
Series 2008B
11/15/30	5.000%	1,000,000	1,057,400
Total			15,297,371
TURNPIKE / BRIDGE / TOLL ROAD 4.4%
New York State Thruway Authority Revenue Bonds General Revenue Series 2012I
01/01/23	5.000%	3,000,000	3,419,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Niagara Falls Bridge Commission Revenue Bonds Bridge System Series 1993A (AGM)
10/01/19	4.000%	$2,000,000	$2,157,800
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Subordinated Series 2013-A
11/15/24	5.000%	3,000,000	3,386,370
General Purpose
Series 2011A
01/01/25	5.000%	3,000,000	3,353,340
Total			12,316,850
WATER & SEWER 0.8%
Rensselaer County Water Service & Sewer Authority
Revenue Bonds
Sewer Service
Series 2008
09/01/28	5.100%	1,155,000	1,208,292
Water Service

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WATER & SEWER (CONTINUED)
Series 2008
09/01/28	5.100%	$1,060,000	$1,098,308
Total			2,306,600
Total Municipal Bonds (Cost: $261,807,271)			$274,657,099

	Shares	Value

Money Market Funds 1.5%

Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (d)	233,838	$233,838
JPMorgan Tax Free Money Market Fund, 0.010% (d)	4,014,288	4,014,288

Total Money Market Funds (Cost: $4,248,126)		$4,248,126

Total Investments
(Cost: $266,055,397) (e)		$278,905,225(f)
Other Assets & Liabilities, Net		1,054,242

Net Assets		$279,959,467

Notes to Portfolio of Investments

(a)	Zero coupon bond.
(b)	Variable rate security.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2013, the value of these securities amounted to $5,626,116 or 2.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(e)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $266,055,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,614,000
Unrealized Depreciation	(2,764,000)
Net Unrealized Appreciation	$12,850,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custodial Receipts
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	274,657,099	—	274,657,099
Total Bonds	—	274,657,099	—	274,657,099
Mutual Funds
Money Market Funds	4,248,126	—	—	4,248,126
Total Mutual Funds	4,248,126	—	—	4,248,126
Total	4,248,126	274,657,099	—	278,905,225

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia New York Tax-Exempt Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.0%

AIR TRANSPORTATION 4.5%
New York City Industrial Development Agency (a)
Refunding Revenue Bonds
Trips Obligated Group
Senior Series 2012A AMT
07/01/28	5.000%	$2,000,000	$1,944,600
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/15	5.500%	1,500,000	1,588,125
New York City Industrial Development Agency (a)(b)
Revenue Bonds
Terminal One Group Association Project
Series 2005 AMT
01/01/24	5.500%	2,000,000	2,154,960
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010
12/01/42	6.000%	2,000,000	2,211,780
Total			7,899,465
ASSISTED LIVING 1.3%
Huntington Housing Authority Revenue Bonds Gurwin Jewish Senior Residences Series 1999A
05/01/19	5.875%	1,005,000	1,005,754
Mount Vernon Industrial Development Agency
Revenue Bonds
Wartburg Senior Housing, Inc. - Meadowview
Series 1999
06/01/19	6.150%	590,000	590,336
06/01/29	6.200%	615,000	614,932
Total			2,211,022
DISPOSAL 0.3%
Seneca County Industrial Development Agency Revenue Bonds Seneca Meadows, Inc. Project Series 2005 AMT (a)(b)(c)
10/01/35	6.625%	500,000	501,380

HIGHER EDUCATION 12.3%
Dutchess County Local Development Corp. Refunding Revenue Bonds Marist College Project Series 2012A
07/01/21	5.000%	675,000	774,380
Geneva Development Corp. Refunding Revenue Bonds Hobart & William Smith College Series 2012
09/01/25	5.000%	295,000	320,550

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)
Nassau County Industrial Development Agency Refunding Revenue Bonds New York Institute of Technology Project Series 2000A
03/01/26	4.750%	$1,210,000	$1,221,434
New York City Trust for Cultural Resources
Revenue Bonds
01/01/34	5.000%	375,000	393,690
Revenue Bonds
Juilliard School
Series 2009A
01/01/39	5.000%	500,000	519,825
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 5th General Resolution
Series 2008B
07/01/27	5.000%	1,000,000	1,075,960
Cornell University
Series 2006A
07/01/31	5.000%	1,000,000	1,067,120
Series 2009A
07/01/27	5.000%	1,000,000	1,093,580
Culinary Institute of America
Series 2012
07/01/34	5.000%	350,000	333,830
Manhattan Marymount College
Series 2009
07/01/29	5.250%	1,500,000	1,498,320
Mount Sinai School of Medicine
Series 2009
07/01/39	5.125%	1,000,000	1,025,320
NYSARC, Inc.
Series 2012A
07/01/22	5.000%	890,000	996,204
Pratt Institute
Series 2009C (AGM)
07/01/39	5.125%	1,000,000	1,032,110
St. John’s University
Series 2007A (NPFGC)
07/01/32	5.250%	1,000,000	1,060,620
Series 2007C (NPFGC)
07/01/26	5.250%	1,205,000	1,351,239
Series 2012A
07/01/27	5.000%	240,000	256,358
State University Dormitory Facilities
Series 2011A
07/01/31	5.000%	1,000,000	1,043,790
Teacher’s College
Series 2009
03/01/39	5.500%	500,000	521,915
The New School
Series 2010
07/01/40	5.500%	1,500,000	1,570,095

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HIGHER EDUCATION (CONTINUED)
Niagara Area Development Corp. Revenue Bonds Niagra University Project Series 2012A
05/01/35	5.000%	$500,000	$478,240
Seneca County Industrial Development Agency Revenue Bonds New York Chiropractic College Series 2007
10/01/27	5.000%	750,000	758,378
St. Lawrence County Industrial Development Agency Revenue Bonds Clarkson University Project Series 2007
07/01/31	5.000%	1,000,000	1,013,790
Town of Hempstead Local Development Corp. Revenue Bonds Molloy College Project Series 2009
07/01/39	5.750%	1,000,000	1,024,080
Yonkers Industrial Development Agency Revenue Bonds Sarah Lawrence College Project Series 2001A
06/01/29	6.000%	1,000,000	1,070,840
Total			21,501,668
HOSPITAL 19.3%
Albany Industrial Development Agency Revenue Bonds St. Peters Hospital Project Series 2008A
11/15/27	5.250%	2,000,000	2,091,300
Build NYC Resource Corp. Revenue Bonds Royal Charter Properties Series 2012 (AGM)
12/15/32	4.750%	2,000,000	1,943,140
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/32	5.000%	1,350,000	1,351,904
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/35	5.750%	2,000,000	2,170,260
New York State Dormitory Authority
Revenue Bonds
Kaleida Health
Series 2006 (FHA)
02/15/35	4.700%	1,000,000	961,970
Mount Sinai Hospital

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOSPITAL (CONTINUED)
Series 2010A
07/01/26	5.000%	$2,275,000	$2,397,167
Series 2011A
07/01/41	5.000%	2,000,000	1,973,240
NYU Hospital Center
Series 2007B
07/01/37	5.625%	1,000,000	1,022,650
New York Hospital Medical Center
Series 2007 (FHA)
02/15/37	4.750%	975,000	949,367
New York University Hospital Center
Series 2006A
07/01/20	5.000%	500,000	540,490
Series 2007B
07/01/24	5.250%	640,000	677,997
Series 2011A
07/01/31	5.750%	800,000	857,856
North Shore-Long Island Jewish Obligation Group
Series 2007A
05/01/32	5.000%	1,000,000	1,010,470
Series 2009A
05/01/37	5.500%	2,000,000	2,082,700
Series 2011A
05/01/41	5.000%	1,500,000	1,490,970
Orange Regional Medical Center
Series 2008
12/01/29	6.125%	1,900,000	2,004,747
University of Rochester
Series 2007B
07/01/27	5.000%	1,000,000	1,058,700
Series 2009A
07/01/39	5.125%	1,000,000	1,035,770
Saratoga County Industrial Development Agency Revenue Bonds Saratoga Hospital Project Series 2007B
12/01/32	5.250%	500,000	504,005
Suffolk County Economic Development Corp. Revenue Bonds Catholic Health Services Series 2011
07/01/28	5.000%	3,500,000	3,638,985
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010C-2
11/01/37	6.125%	1,850,000	2,004,327
Series 2011A
11/01/30	5.000%	2,000,000	2,039,120
Total			33,807,135
HUMAN SERVICE PROVIDER 0.5%
Dutchess County Local Development Corp. Revenue Bonds Anderson Center Services, Inc. Project Series 2010
10/01/30	6.000%	1,000,000	968,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

INDEPENDENT POWER 0.5%
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT (a)
01/01/23	5.500%	$1,000,000	$947,160

INVESTOR OWNED 0.9%
New York State Energy Research & Development Authority Revenue Bonds Series 1993 (b)
04/01/20	12.359%	1,500,000	1,502,790

LOCAL APPROPRIATION 1.8%
Hudson Yards Infrastructure Corp. Revenue Bonds Series 2011A
02/15/47	5.750%	2,000,000	2,123,420
New York State Dormitory Authority Revenue Bonds Capital Appreciation-Court Facilities Series 1998 (d)
08/01/19	0.000%	1,200,000	1,072,248
Total			3,195,668
LOCAL GENERAL OBLIGATION 5.9%
City of New York
Unlimited General Obligation Bonds
Series 2010B
08/01/21	5.000%	500,000	581,390
Subordinated Series 2009I-1
04/01/27	5.125%	1,500,000	1,648,005
City of Syracuse Unlimited General Obligation Bonds Airport Terminal Security Access Improvement Series 2011 AMT (a)
11/01/36	5.000%	1,750,000	1,712,200
County of Monroe Unlimited General Obligation Refunding & Public Improvement Bonds Series 1996 (NPFGC)
03/01/15	6.000%	1,250,000	1,336,363
County of Suffolk Limited General Obligation Bonds Public Improvement Series 2013A (AGM)
06/15/18	3.250%	500,000	529,530

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LOCAL GENERAL OBLIGATION (CONTINUED)
Mount Sinai Union Free School District Unlimited General Obligation Refunding Bonds Series 1992 (AMBAC)
02/15/19	6.200%	$1,005,000	$1,242,803
New York State Dormitory Authority Revenue Bonds School Districts Bond Financing Series 2013F
10/01/21	5.000%	1,000,000	1,130,340
Sullivan West Central School District Unlimited General Obligation Refunding Bonds Series 2012
04/15/24	5.000%	500,000	565,225
Town of Ramapo Refunding General Obligation Limited Notes BAN Series 2013
05/28/14	4.700%	1,500,000	1,512,210
Total			10,258,066
MULTI-FAMILY 2.2%
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/25	4.500%	165,000	170,019
Series 2009C-1
11/01/34	5.500%	500,000	520,420
Series 2009M
11/01/45	5.150%	1,250,000	1,270,413
Onondaga Civic Development Corp. Revenue Bonds Upstate Properties Development, Inc. Series 2011
12/01/41	5.250%	1,945,000	1,971,063
Total			3,931,915
MUNICIPAL POWER 2.2%
Long Island Power Authority
Revenue Bonds
Series 2008A
05/01/33	6.000%	1,000,000	1,129,500
Series 2009A
04/01/23	5.000%	750,000	816,833
Series 2012A
09/01/37	5.000%	2,000,000	1,991,600
Total			3,937,933
NURSING HOME 0.3%
Amherst Industrial Development Agency Revenue Bonds Beechwood Health Care Center, Inc. Series 2007
01/01/40	5.200%	720,000	604,678

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OTHER BOND ISSUE 0.3%
Westchester County Industrial Development Agency Revenue Bonds Guiding Eyes for the Blind Series 2004
08/01/24	5.375%	$520,000	$534,695

OTHER INDUSTRIAL DEVELOPMENT BOND 2.5%
New York State Energy Research & Development Authority Revenue Bonds Brooklyn Union Gas Co. Project Series 1996 (NPFGC)
01/01/21	5.500%	2,000,000	2,007,720
Onondaga County Industrial Development Agency Revenue Bonds Bristol-Meyers Squibb Co. Project Series 1994 AMT (a)
03/01/24	5.750%	2,000,000	2,315,160
Total			4,322,880
POOL / BOND BANK 2.5%
New York State Dormitory Authority Revenue Bonds School Districts Financing Program Series 2009C (AGM)
10/01/36	5.125%	1,000,000	1,040,370
New York State Environmental Facilities Corp.
Revenue Bonds
Revolving Funds-Pooled Financing
Series 2005B
04/15/35	5.500%	1,000,000	1,158,870
Series 2009A
06/15/34	5.000%	2,000,000	2,120,360
Total			4,319,600
PORTS 3.6%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 85th
Series 1993
03/01/28	5.375%	2,000,000	2,297,820
Consolidated 93rd
Series 1994
06/01/94	6.125%	2,250,000	2,491,357
Port Authority of New York & New Jersey (a)
Revenue Bonds
Consolidated 143rd
Series 2006 (AGM) AMT
10/01/21	5.000%	1,000,000	1,085,020
Consolidated 147th
Series 2007 (NPFGC/FGIC) AMT
10/15/26	5.000%	500,000	519,305
Total			6,393,502

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

PREP SCHOOL 1.8%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013A
04/01/33	5.000%	$1,000,000	$964,740
International Leadership Charter School
Series 2013
07/01/33	5.750%	1,500,000	1,338,420
New York State Dormitory Authority Revenue Bonds Convent-Sacred Heart Series 2011 (AGM)
11/01/35	5.625%	750,000	797,070
Total			3,100,230
RECREATION 1.7%
Build NYC Resource Corp. Revenue Bonds YMCA of Greater NY Project Series 2012
08/01/32	5.000%	500,000	500,360
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01/01/24	5.000%	500,000	500,755
Yankee Stadium Pilot
Series 2009 (AGM)
03/01/49	7.000%	250,000	292,113
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04/01/31	5.000%	750,000	810,593
Revenue Bonds
Lincoln Center
Series 2008C
12/01/18	5.250%	750,000	866,392
Total			2,970,213
REFUNDED / ESCROWED 2.3%
Greece Central School District Unlimited General Obligation Bonds Series 1992 (FGIC)
06/15/16	6.000%	500,000	575,130
New York State Dormitory Authority Prerefunded 07/01/18 Revenue Bonds Rochester Institute of Technology Series 2008A
07/01/33	6.000%	1,000,000	1,203,840

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

REFUNDED / ESCROWED (CONTINUED)
Triborough Bridge & Tunnel Authority Prerefunded 01/01/22 Revenue Bonds General Purpose Series 1999B
01/01/30	5.500%	$1,800,000	$2,202,948
Total			3,981,918
RETIREMENT COMMUNITIES 2.7%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/28	6.750%	500,000	512,420
New York State Dormitory Authority Revenue Bonds Miriam Osborn Memorial Home Association Series 2012
07/01/29	5.000%	1,000,000	1,016,330
Suffolk County Economic Development Corp. Refunding Revenue Bonds Peconic Landing Southold Series 2010
12/01/40	6.000%	1,225,000	1,277,197
Suffolk County Industrial Development Agency Refunding Revenue Bonds Jeffersons Ferry Project Series 2006
11/01/28	5.000%	1,335,000	1,353,263
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	1,000,000	642,600
Total			4,801,810
SINGLE FAMILY 0.6%
New York Mortgage Agency (a)
Revenue Bonds
Homeowner Mortgage
Series 1998-69 AMT
10/01/28	5.500%	195,000	195,815
Series 2007-140 AMT
10/01/21	4.600%	500,000	510,445
Series 2007-148 AMT
10/01/32	5.200%	290,000	291,140
Total			997,400
SPECIAL NON PROPERTY TAX 7.9%
Erie County Fiscal Stability Authority Revenue Bonds Sales Tax and State Aid Secured Series 2013A
03/15/24	5.000%	500,000	583,025
Metropolitan Transportation Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SPECIAL NON PROPERTY TAX (CONTINUED)
Series 2009A
11/15/26	5.300%	$700,000	$767,466
Series 2009B
11/15/34	5.000%	1,000,000	1,016,640
Nassau County Interim Finance Authority Revenue Bonds Secured Sales Tax Series 2009A
11/15/24	5.000%	250,000	282,375
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-3
01/15/22	5.000%	1,000,000	1,140,790
Series 2009S-5
01/15/32	5.000%	1,000,000	1,040,110
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Subordinated Series 2012-C-1
11/01/21	4.000%	1,000,000	1,095,770
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2007B
11/01/26	5.000%	1,035,000	1,147,712
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03/15/36	5.750%	500,000	559,375
Series 2009A
03/15/28	5.000%	1,545,000	1,678,951
Series 2009A
02/15/34	5.000%	1,400,000	1,447,824
New York State Thruway Authority
Revenue Bonds
Series 2005A (NPFGC)
04/01/25	5.000%	500,000	535,215
Series 2009A-1
04/01/29	5.000%	1,000,000	1,059,040
New York State Urban Development Corp. Revenue Bonds State Personal Income Tax Series 2009B-1
03/15/36	5.000%	1,500,000	1,548,090
Total			13,902,383
STATE APPROPRIATED 3.9%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District Buffalo Project
Series 2011A
05/01/32	5.250%	1,000,000	1,049,210
Series 2013A
05/01/26	5.000%	1,000,000	1,087,340

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

STATE APPROPRIATED (CONTINUED)
New York Local Government Assistance Corp. Refunding Revenue Bonds Senior Lien Series 2007A
04/01/19	5.000%	$1,000,000	$1,129,910
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/20	6.000%	2,000,000	2,390,800
State University Educational Facilities
Series 2000C (AGM)
05/15/17	5.750%	1,000,000	1,165,040
Total			6,822,300
STUDENT LOAN —%
New York Mortgage Agency Revenue Bonds New York State Higher Education Finance Series 2009
11/01/26	4.750%	75,000	75,972

TRANSPORTATION 6.0%

Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/23	5.250%	1,250,000	1,441,975
Series 2005F
11/15/35	5.000%	500,000	501,140
Series 2006A
11/15/22	5.000%	750,000	835,642
Series 2010D
11/15/34	5.000%	1,350,000	1,377,999
Series 2011D
11/15/36	5.000%	1,000,000	1,008,030
Series 2012E
11/15/31	5.000%	2,000,000	2,072,020
Transportation System
Series 2013-A
11/15/32	5.000%	2,000,000	2,063,940
Series 2013B
11/15/22	5.000%	1,000,000	1,137,490
Total			10,438,236
TURNPIKE / BRIDGE / TOLL ROAD 3.6%
New York State Thruway Authority
Revenue Bonds
General Revenue
Series 2012I
01/01/32	5.000%	2,000,000	2,070,760
Series 2005F (AMBAC)
01/01/25	5.000%	2,000,000	2,107,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TURNPIKE / BRIDGE / TOLL ROAD (CONTINUED)
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subordinated Series 2013-A
11/15/27	5.000%	$2,000,000	$2,175,780
Total			6,353,540
WATER & SEWER 4.6%
Great Neck North Water Authority Revenue Bonds Series 2008
01/01/33	5.000%	690,000	703,765
New York City Water & Sewer System Revenue Bonds Fiscal 2009 Series 2008A
06/15/40	5.750%	1,000,000	1,110,690
New York Water & Sewer System
Revenue Bonds
Series 2008CC
06/15/34	5.000%	3,500,000	3,626,735
Series 2009EE
06/15/40	5.250%	500,000	522,545
Niagara Falls Public Water Authority Revenue Bonds Series 2013A
07/15/29	5.000%	1,000,000	1,026,010
Rensselaer County Water Service & Sewer Authority Revenue Bonds Water Service Series 2008
09/01/38	5.250%	1,000,000	1,027,760
Total			8,017,505
Total Municipal Bonds (Cost: $162,697,991)			$168,299,764

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 0.5%

Triborough Bridge & Tunnel Authority Revenue Bonds General VRDN Series 2005B-2C (U.S. Bank) (e)(f)
01/01/32	0.040%	900,000	900,000

Total Floating Rate Notes (Cost: $900,000)			$900,000

Issuer	Effective Yield	Principal Amount	Value

Municipal Short Term 0.6%

County of Suffolk Limited General Obligation Notes RAN Series 2013
03/27/14	0.470%	$1,000,000	$1,010,030
Total Municipal Short Term (Cost: $1,009,423)			$1,010,030

	Shares	Value

Money Market Funds 2.4%

Dreyfus New York AMT-Free Municipal Money Market Fund, 0.000% (g)	204,868	$204,868

	Shares	Value

Money Market Funds (continued)

JPMorgan Tax-Free Money Market Fund, 0.010% (g)	3,913,429	$3,913,429

Total Money Market Funds (Cost: $4,118,297)		$4,118,297

Total Investments
(Cost: $168,725,711) (h)		$174,328,091(i)
Other Assets & Liabilities, Net		903,133
Net Assets		$175,231,224

Notes to Portfolio of Investments

(a)	Income from this security may be subject to alternative minimum tax.
(b)	Variable rate security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $501,380 or 0.29% of net assets.

(d)	Zero coupon bond.
(e)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 2013.
(f)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(h)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $168,726,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,567,000
Unrealized Depreciation	(2,965,000)
Net Unrealized Appreciation	$5,602,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions andjudgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	168,299,764	—	168,299,764
Total Bonds	—	168,299,764	—	168,299,764
Short-Term Securities
Floating Rate Notes	—	900,000	—	900,000
Municipal Short Term	—	1,010,030	—	1,010,030
Total Short-Term Securities	—	1,910,030	—	1,910,030
Mutual Funds
Money Market Funds	4,118,297	—	—	4,118,297
Total Mutual Funds	4,118,297	—	—	4,118,297
Total	4,118,297	170,209,794	—	174,328,091

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Strategic Income Fund

July 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 50.0%

Aerospace & Defense 1.6%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$6,354,000	$6,036,300
Bombardier, Inc. Senior Notes (b)
01/15/23	6.125%	3,399,000	3,441,487
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	7,967,000	8,604,360
Northrop Grumman Corp.
Senior Unsecured
03/15/21	3.500%	8,765,000	8,868,190
06/01/43	4.750%	3,080,000	2,977,390
Oshkosh Corp.
03/01/20	8.500%	4,629,000	5,109,259
TransDigm, Inc.
12/15/18	7.750%	1,400,000	1,492,750
TransDigm, Inc. (b)
10/15/20	5.500%	2,367,000	2,313,743
Senior Subordinated Notes
07/15/21	7.500%	546,000	578,760
Total			39,422,239
Automotive 0.9%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	1,620,000	1,703,025
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	3,221,000	3,583,362
General Motors Financial Co., Inc. (b)
Senior Unsecured
05/15/18	3.250%	467,000	456,493
05/15/23	4.250%	666,000	639,360
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	2,309,000	2,262,820
Schaeffler Finance BV (b)
Senior Secured
02/15/19	8.500%	1,619,000	1,817,328
05/15/21	4.750%	1,092,000	1,059,240
Schaeffler Holding Finance BV Senior Secured PIK (b)
08/15/18	6.875%	3,395,000	3,481,361
Visteon Corp.
04/15/19	6.750%	6,043,000	6,450,902
Total			21,453,891
Banking 1.5%
Ally Financial, Inc.
03/15/20	8.000%	9,126,000	10,745,865
09/15/20	7.500%	7,069,000	8,208,876
BES Investimento do Brasil SA Senior Unsecured (b)
03/25/15	5.625%	1,000,000	1,000,000

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)
BanColombia SA Senior Unsecured
06/03/21	5.950%		$1,600,000	$1,668,000
Banco de Bogota SA Senior Unsecured (b)
01/15/17	5.000%		1,000,000	1,043,935
Banco de Credito del Peru Subordinated Notes (b)(c)
10/15/22	7.170%	PEN	2,000,000	732,296
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%		15,000	16,042
Grupo Aval Ltd. (b)
09/26/22	4.750%		1,000,000	946,250
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%		3,800,000	3,879,849
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	950,000
JPMorgan Chase & Co. Senior Unsecured
01/25/23	3.200%		1,470,000	1,391,014
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%		230,000	207,000
Morgan Stanley Senior Unsecured
02/25/23	3.750%		1,645,000	1,581,765
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%		3,705,000	4,242,225
Total				36,613,117
Brokerage 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%		2,708,000	2,877,250
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%		3,523,000	3,567,038
Total				6,444,288
Building Materials 0.8%
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%		2,031,000	2,025,922
Building Materials Corp. of America (b)
Senior Notes
05/01/21	6.750%		2,517,000	2,693,190
Senior Secured
02/15/20	7.000%		945,000	1,011,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Building Materials (continued)
Gibraltar Industries, Inc. (b)
02/01/21	6.250%	$723,000	$741,075
HD Supply, Inc.
07/15/20	11.500%	1,340,000	1,589,575
01/15/21	10.500%	1,959,000	2,017,770
HD Supply, Inc. (b)
Senior Unsecured
07/15/20	7.500%	2,000,000	2,120,000
Interface, Inc.
12/01/18	7.625%	1,002,000	1,072,140
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	2,492,000	2,604,140
Nortek, Inc.
04/15/21	8.500%	1,307,000	1,414,828
Turkiye Sise ve Cam Fabrikalari AS (b)
05/09/20	4.250%	2,000,000	1,752,069
Total			19,041,859
Chemicals 1.6%
Ashland, Inc. (b)
08/15/22	4.750%	1,360,000	1,343,000
08/15/22	4.750%	934,000	922,325
Celanese U.S. Holdings LLC
06/15/21	5.875%	814,000	854,700
11/15/22	4.625%	3,077,000	2,976,998
Chemtura Corp.
07/15/21	5.750%	538,000	535,310
Huntsman International LLC
11/15/20	4.875%	2,071,000	2,050,290
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	2,430,000	2,739,825
LYB International Finance BV
07/15/23	4.000%	1,360,000	1,349,695
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	4,458,000	4,758,915
10/15/20	10.000%	491,000	525,370
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%	1,337,000	1,337,000
PQ Corp. Secured (b)
05/01/18	8.750%	11,024,000	11,713,000
Polypore International, Inc.
11/15/17	7.500%	2,710,000	2,859,050
Rockwood Specialties Group, Inc.
10/15/20	4.625%	1,027,000	1,042,405
Sibur Securities Ltd. (b)
01/31/18	3.914%	2,000,000	1,905,536

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Chemicals (continued)
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (b)
05/01/21	7.375%	$2,338,000	$2,425,675
Total			39,339,094
Construction Machinery 0.8%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	681,000	725,265
Case New Holland, Inc.
12/01/17	7.875%	6,862,000	8,045,695
Columbus McKinnon Corp.
02/01/19	7.875%	950,000	1,011,750
H&E Equipment Services, Inc.
09/01/22	7.000%	2,665,000	2,851,550
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	4,296,000	4,532,280
United Rentals North America, Inc.
05/15/20	7.375%	1,015,000	1,119,037
04/15/22	7.625%	1,765,000	1,967,975
Total			20,253,552
Consumer Cyclical Services 0.7%
Corrections Corp. of America
05/01/23	4.625%	2,423,000	2,362,425
GNET Escrow Corp. Senior Secured (b)
07/01/18	12.125%	1,241,000	1,327,870
Goodman Networks, Inc. Senior Secured (b)
07/01/18	13.125%	2,593,000	2,774,510
Monitronics Escrow Corp. Senior Unsecured (b)
04/01/20	9.125%	860,000	892,250
Monitronics International, Inc.
04/01/20	9.125%	1,380,000	1,435,200
Service Corp., International Senior Unsecured (b)
01/15/22	5.375%	1,082,000	1,088,762
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	5,023,000	4,897,425
Senior Unsecured
12/01/20	8.750%	4,063,000	4,063,000
Total			18,841,442
Consumer Products 0.9%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	2,865,000	2,736,293

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Consumer Products (continued)
First Quality Finance Co., Inc. Senior Unsecured (b)
05/15/21	4.625%	$2,033,000	$1,936,432
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	876,000	937,320
Revlon Consumer Products Corp. (b)
02/15/21	5.750%	3,471,000	3,501,371
SIWF Merger Sub, Inc. Senior Secured (b)
06/01/21	6.250%	3,414,000	3,414,000
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	4,275,000	4,520,812
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	2,086,000	2,216,375
11/15/22	6.625%	1,093,000	1,169,510
Spectrum Brands, Inc.
03/15/20	6.750%	667,000	718,693
Tempur Sealy International, Inc. (b)
12/15/20	6.875%	359,000	380,540
Total			21,531,346
Diversified Manufacturing 0.4%
Actuant Corp.
06/15/22	5.625%	1,319,000	1,332,190
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	2,182,000	2,318,375
Apex Tool Group LLC (b)
02/01/21	7.000%	698,000	725,920
Renaissance Acquisition Corp. Senior Unsecured (b)
08/15/21	6.875%	2,897,000	2,882,515
Silver II Borrower/US Holdings LLC (b)
12/15/20	7.750%	2,286,000	2,394,585
Total			9,653,585
Electric 3.2%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	2,496,000	2,820,480
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%	9,330,000	10,050,248
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	739,000	846,000

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)
CMS Energy Corp. Senior Unsecured
03/31/43	4.700%		$1,835,000	$1,716,675
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		2,210,000	2,381,275
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%		500,000	645,437
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	2,313,000	996,790
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/38	6.750%		895,000	1,163,499
03/01/43	3.950%		2,680,000	2,446,416
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%		1,080,000	1,255,874
08/15/19	5.200%		3,904,000	4,450,252
09/15/42	4.050%		1,100,000	983,190
Duke Energy Corp. Senior Unsecured
09/15/21	3.550%		415,000	419,567
Duke Energy Ohio, Inc. 1st Mortgage
04/01/19	5.450%		2,861,000	3,288,594
Duke Energy Progress, Inc. 1st Mortgage
05/15/42	4.100%		1,500,000	1,402,518
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%		4,906,000	5,617,370
Nevada Power Co.
01/15/15	5.875%		1,815,000	1,947,313
04/01/36	6.650%		950,000	1,204,178
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%		3,300,000	3,537,135
PPL Capital Funding, Inc.
06/01/23	3.400%		12,315,000	11,754,557
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%		3,862,000	4,313,456
04/01/22	3.150%		5,994,000	5,819,413
Sierra Pacific Power Co.
05/15/16	6.000%		3,020,000	3,435,673
Southern California Edison Co.
1st Refunding Mortgage
06/01/21	3.875%		3,520,000	3,770,436
03/15/43	3.900%		4,630,000	4,295,811
Total				80,562,157

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Entertainment 0.4%
AMC Entertainment, Inc.
06/01/19	8.750%	$3,177,000	$3,439,102
12/01/20	9.750%	1,965,000	2,240,100
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%	1,229,000	1,201,348
Cinemark USA, Inc.
12/15/22	5.125%	1,060,000	1,021,575
Six Flags, Inc. (b)(d)(e)(f)
06/01/14	9.625%	1,557,000	—
Time Warner, Inc.
03/29/41	6.250%	2,800,000	3,159,248
Total			11,061,373
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	2,331,000	2,389,275
06/01/21	5.125%	1,833,000	1,869,660
Waste Management, Inc.
06/30/20	4.750%	6,163,000	6,693,283
Total			10,952,218
Food and Beverage 1.4%
ARAMARK Corp. (b)
03/15/20	5.750%	2,800,000	2,912,000
B&G Foods, Inc.
06/01/21	4.625%	4,077,000	3,939,401
ConAgra Foods, Inc.
Senior Unsecured
09/15/22	3.250%	5,750,000	5,554,166
10/01/28	7.000%	855,000	1,046,108
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%	1,221,000	1,141,635
05/01/23	4.250%	1,530,000	1,442,025
Cosan Luxembourg SA (b)
03/14/23	5.000%	491,000	468,491
Cott Beverages, Inc.
09/01/18	8.125%	1,291,000	1,394,280
HJ Heinz Co. Secured (b)
10/15/20	4.250%	3,087,000	2,963,520
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	4,300,000	4,232,211
MHP SA (b)
04/02/20	8.250%	5,000,000	4,592,040
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	4,880,000	4,970,851

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Food and Beverage (continued)
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	$1,693,000	$1,809,394
Total			36,466,122
Gaming 1.4%
Boyd Gaming Corp.
07/01/20	9.000%	434,000	463,295
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	2,915,000	2,714,594
Caesars Operating Escrow LLC /Corp. Senior Secured (b)
02/15/20	9.000%	599,000	564,557
MGM Resorts International
03/01/18	11.375%	1,925,000	2,435,125
10/01/20	6.750%	444,000	472,305
12/15/21	6.625%	4,363,000	4,602,965
PNK Finance Corp. Senior Unsecured (b)(g)
08/01/21	6.375%	3,647,000	3,674,352
Pinnacle Entertainment, Inc.
04/01/22	7.750%	93,000	97,418
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	2,529,000	2,883,060
Seminole Indian Tribe of Florida (b)
Senior Secured
10/01/20	6.535%	1,510,000	1,623,250
Senior Unsecured
10/01/20	7.804%	2,455,000	2,626,482
Seneca Gaming Corp. (b)
12/01/18	8.250%	2,909,000	3,112,630
Studio City Finance Ltd. (b)
12/01/20	8.500%	4,397,000	4,638,835
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	3,041,000	2,900,354
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	2,397,000	2,169,285
Total			34,978,507
Gas Pipelines 3.5%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	3,724,000	3,537,800
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	3,219,000	3,625,962

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Gas Pipelines (continued)
El Paso LLC
Senior Secured
06/15/14	6.875%	$1,495,000	$1,561,765
06/01/18	7.250%	779,000	888,197
09/15/20	6.500%	6,549,000	7,023,828
01/15/32	7.750%	6,853,000	7,281,251
Enterprise Products Operating LLC
03/15/44	4.850%	2,365,000	2,297,006
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	6,335,000	6,651,750
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	339,000	403,597
09/01/22	3.950%	8,700,000	8,671,360
02/15/23	3.450%	1,623,000	1,543,762
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	2,942,000	3,133,230
02/15/23	5.500%	2,894,000	2,922,940
07/15/23	4.500%	2,658,000	2,498,520
NiSource Finance Corp.
09/15/17	5.250%	9,860,000	10,996,620
02/15/23	3.850%	2,195,000	2,153,194
Northwest Pipeline LLC Senior Unsecured
04/15/17	5.950%	500,000	569,886
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	1,682,000	1,818,663
07/15/21	6.500%	3,807,000	4,092,525
04/15/23	5.500%	2,707,000	2,734,070
Regency Energy Partners LP/Finance Corp. (b)
11/01/23	4.500%	1,451,000	1,363,940
Sabine Pass Liquefaction LLC (b)
Senior Secured
02/01/21	5.625%	2,593,000	2,557,346
04/15/23	5.625%	2,429,000	2,368,275
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	2,315,000	2,636,829
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	2,270,000	2,295,537
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	2,275,000	2,066,808
Total			87,694,661
Health Care 2.8%
Amsurg Corp.
11/30/20	5.625%	1,096,000	1,117,920
Biomet, Inc.
08/01/20	6.500%	2,763,000	2,901,150
CHS/Community Health Systems, Inc.
11/15/19	8.000%	2,030,000	2,144,187
Senior Secured
08/15/18	5.125%	3,186,000	3,249,720

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	$5,272,000	$5,931,000
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	2,198,000	2,228,222
Emdeon, Inc.
12/31/19	11.000%	2,635,000	3,010,487
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	813,000	860,764
01/31/22	5.875%	3,659,000	3,860,245
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	621,000	684,653
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	4,467,000	4,634,512
HCA, Inc.
02/15/22	7.500%	5,736,000	6,467,340
05/01/23	5.875%	2,184,000	2,205,840
Senior Secured
02/15/20	6.500%	3,788,000	4,171,535
05/01/23	4.750%	1,719,000	1,658,835
Hologic, Inc.
08/01/20	6.250%	510,000	539,963
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	1,907,000	2,002,350
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	1,511,000	1,560,108
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	1,262,000	1,385,045
LifePoint Hospitals, Inc.
10/01/20	6.625%	1,002,000	1,062,120
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (b)
08/01/18	8.375%	1,718,000	1,754,508
Multiplan, Inc. (b)
09/01/18	9.875%	5,520,000	6,127,200
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	2,011,000	2,232,210
STHI Holding Corp. Secured (b)
03/15/18	8.000%	891,000	962,280
Tenet Healthcare Corp. Senior Secured (b)
04/01/21	4.500%	2,605,000	2,429,162
Truven Health Analytics, Inc. (b)
06/01/20	10.625%	1,268,000	1,404,310

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)
United Surgical Partners International, Inc.
04/01/20	9.000%	$1,472,000	$1,630,240
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	1,133,000	1,198,148
Vanguard Health Holding Co. II LLC/Inc.
02/01/19	7.750%	1,244,000	1,335,745
Total			70,749,799
Home Construction 0.6%
Ashton Woods U.S.A. LLC/Finance Co. (b)
02/15/21	6.875%	617,000	623,170
Beazer Homes USA, Inc.
05/15/19	9.125%	915,000	974,475
Beazer Homes USA, Inc. (b)
02/01/23	7.250%	937,000	965,110
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%	894,000	914,115
KB Home
03/15/20	8.000%	1,053,000	1,174,095
09/15/22	7.500%	845,000	908,375
Meritage Homes Corp.
03/01/18	4.500%	1,527,000	1,527,000
04/01/22	7.000%	1,000,000	1,090,000
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,535,000	1,688,500
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	474,000	519,030
04/15/20	7.750%	1,529,000	1,674,255
04/15/21	5.250%	1,107,000	1,065,488
Woodside Homes Co., LLC / Finance, Inc. Senior Unsecured (b)(g)
12/15/21	6.750%	1,047,000	1,057,470
Total			14,181,083
Independent Energy 5.5%
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	1,510,000	1,532,650
Aurora USA Oil & Gas, Inc. Senior Unsecured (b)
04/01/20	7.500%	4,646,000	4,599,540
Canadian Oil Sands Ltd. Senior Unsecured (b)
04/01/42	6.000%	2,285,000	2,433,239
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,747,000	1,908,598
Chesapeake Energy Corp.
08/15/20	6.625%	5,020,000	5,446,700
02/15/21	6.125%	5,751,000	6,096,060
03/15/23	5.750%	3,754,000	3,782,155

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)
Comstock Resources, Inc.
06/15/20	9.500%		$5,358,000	$5,867,010
Concho Resources, Inc.
01/15/21	7.000%		3,680,000	4,048,000
01/15/22	6.500%		1,059,000	1,133,130
04/01/23	5.500%		3,842,000	3,832,395
Continental Resources, Inc.
10/01/19	8.250%		216,000	236,520
10/01/20	7.375%		224,000	248,640
04/01/21	7.125%		3,095,000	3,431,581
09/15/22	5.000%		8,978,000	9,022,890
04/15/23	4.500%		6,809,000	6,621,752
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (b)
12/15/17	8.125%		1,539,314	1,577,797
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%		425,000	467,500
Senior Secured
05/01/19	6.875%		3,810,000	4,071,937
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%		2,382,000	2,715,480
Halcon Resources Corp.
05/15/21	8.875%		3,258,000	3,290,580
Kodiak Oil & Gas Corp.
12/01/19	8.125%		7,510,000	8,242,225
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%		5,078,000	5,116,085
02/01/22	5.500%		1,265,000	1,261,838
Laredo Petroleum, Inc.
02/15/19	9.500%		6,085,000	6,754,350
05/01/22	7.375%		2,869,000	3,026,795
MEG Energy Corp. (b)
03/15/21	6.500%		1,426,000	1,454,520
01/30/23	6.375%		1,785,000	1,785,000
Novatek Finance Ltd. (b)
Senior Unsecured
02/21/17	7.750%	RUB	61,400,000	1,845,213
02/03/21	6.604%		300,000	322,149
Oasis Petroleum, Inc.
02/01/19	7.250%		3,349,000	3,575,057
11/01/21	6.500%		3,320,000	3,519,200
01/15/23	6.875%		2,463,000	2,604,623
Plains Exploration & Production Co.
11/15/20	6.500%		5,975,000	6,430,594
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%		4,244,000	4,732,060
10/01/22	5.375%		5,098,000	5,072,510
05/01/23	5.250%		3,600,000	3,546,000
SM Energy Co.
Senior Unsecured
11/15/21	6.500%		1,297,000	1,374,820
01/01/23	6.500%		1,067,000	1,131,020

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%	$2,115,000	$2,062,125
Whiting Petroleum Corp.
10/01/18	6.500%	156,000	165,360
Zhaikmunai LP
11/13/19	7.125%	3,025,000	3,168,688
Total			139,554,386
Integrated Energy 0.2%
Lukoil International Finance BV (b)
11/05/19	7.250%	1,100,000	1,255,107
11/09/20	6.125%	2,300,000	2,467,030
Rosneft Finance SA (b)
03/13/18	7.875%	425,000	493,142
Total			4,215,279
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	1,055,000	1,107,750

Media Cable 1.5%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	3,065,000	3,325,525
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,826,000	6,394,035
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	1,175,000	1,327,750
09/15/22	5.875%	3,370,000	3,353,150
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	2,149,000	2,218,842
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	2,525,000	2,279,179
DISH DBS Corp.
09/01/19	7.875%	523,000	594,912
06/01/21	6.750%	7,573,000	8,027,380
07/15/22	5.875%	4,952,000	4,939,620
03/15/23	5.000%	103,000	96,563
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	2,727,000	2,665,642
Time Warner Cable, Inc.
09/15/42	4.500%	425,000	327,917
Videotron Ltd.
07/15/22	5.000%	58,000	57,420
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	70,000	73,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media Cable (continued)
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	$1,345,000	$1,479,500
Total			37,160,935
Media Non-Cable 4.2%
AMC Networks, Inc.
07/15/21	7.750%	5,832,000	6,561,000
12/15/22	4.750%	3,947,000	3,828,590
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	7,345,000	6,896,661
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	2,138,000	2,105,930
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	5,303,000	5,594,665
11/15/22	6.500%	1,849,000	1,913,715
11/15/22	6.500%	6,984,000	7,298,280
DigitalGlobe, Inc. (b)
02/01/21	5.250%	746,000	704,970
Hughes Satellite Systems Corp.
06/15/21	7.625%	1,245,000	1,347,712
Senior Secured
06/15/19	6.500%	4,440,000	4,717,500
Intelsat Jackson Holdings SA
04/01/19	7.250%	395,000	427,094
10/15/20	7.250%	1,620,000	1,753,650
Senior Unsecured
04/01/21	7.500%	2,660,000	2,896,075
Intelsat Luxembourg SA (b)
06/01/21	7.750%	1,134,000	1,193,535
06/01/23	8.125%	3,210,000	3,450,750
Lamar Media Corp.
05/01/23	5.000%	3,588,000	3,435,510
MDC Partners, Inc. (b)
04/01/20	6.750%	2,824,000	2,894,600
Midcontinent Communications & Finance Corp. (b)
08/01/21	6.250%	482,000	488,025
NBCUniversal Media LLC
04/01/21	4.375%	2,660,000	2,881,293
01/15/43	4.450%	3,775,000	3,531,173
National CineMedia LLC Senior Secured
04/15/22	6.000%	2,284,000	2,386,780
News America, Inc.
09/15/22	3.000%	11,840,000	11,165,594
12/15/35	6.400%	150,000	170,071
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	5,697,000	5,611,545
Reed Elsevier Capital, Inc.
10/15/22	3.125%	2,455,000	2,274,280
Starz LLC/Finance Corp.
09/15/19	5.000%	597,000	601,478

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Media Non-Cable (continued)
TCM Sub LLC (b)
01/15/15	3.550%	$5,510,000	$5,705,221
Univision Communications, Inc. (b)
05/15/21	8.500%	2,106,000	2,306,070
Senior Secured
05/15/19	6.875%	1,445,000	1,542,537
11/01/20	7.875%	5,533,000	6,058,635
09/15/22	6.750%	962,000	1,034,150
05/15/23	5.125%	3,407,000	3,338,860
Total			106,115,949
Metals 1.2%
Aleris International, Inc. Senior Unsecured (e)(f)
06/01/20	7.625%	3,095	3,250
Alpha Natural Resources, Inc.
04/15/18	9.750%	1,366,000	1,406,980
ArcelorMittal Senior Unsecured
02/25/22	6.750%	4,364,000	4,537,942
Arch Coal, Inc. (b)
06/15/19	9.875%	3,003,000	2,777,775
CONSOL Energy, Inc.
03/01/21	6.375%	140,000	141,750
Calcipar SA Senior Secured (b)
05/01/18	6.875%	3,797,000	3,929,895
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	5,542,000	5,819,100
FQM Akubra, Inc. (b)
06/01/20	8.750%	4,985,000	5,234,250
06/01/21	7.500%	1,464,000	1,464,000
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	2,108,000	2,097,460
Vale Overseas Ltd.
01/11/22	4.375%	2,600,000	2,462,915
Total			29,875,317
Non-Captive Consumer 0.2%
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	1,236,000	1,251,450
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	4,704,000	4,715,760
Total			5,967,210
Non-Captive Diversified 1.9%
Air Lease Corp.
03/01/20	4.750%	4,462,000	4,417,380
CIT Group, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Non-Captive Diversified (continued)
Senior Unsecured
03/15/18	5.250%	$3,007,000	$3,194,937
05/15/20	5.375%	1,953,000	2,040,885
08/15/22	5.000%	235,000	232,944
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	3,125,000	3,437,500
Senior Unsecured
02/15/19	5.500%	6,682,000	7,049,510
General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%	14,605,000	13,730,847
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	1,765,000	2,056,225
04/01/19	5.875%	853,000	891,385
05/15/19	6.250%	1,589,000	1,676,395
12/15/20	8.250%	4,098,000	4,743,435
04/15/21	4.625%	2,489,000	2,386,329
01/15/22	8.625%	2,266,000	2,690,875
Total			48,548,647
Oil Field Services 0.9%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	7,458,000	7,942,770
Green Field Energy Services, Inc. (b)
Secured
11/15/16	13.250%	3,895,000	3,972,900
11/15/16	13.250%	93,000	94,860
Oil States International, Inc.
06/01/19	6.500%	2,681,000	2,868,670
Oil States International, Inc. (b)
01/15/23	5.125%	1,771,000	1,948,100
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	4,183,000	4,099,340
Weatherford International Ltd.
04/15/42	5.950%	2,115,000	2,073,489
Total			23,000,129
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	859,000	879,401
Patriot Merger Corp. Senior Unsecured (b)
07/15/21	9.000%	980,000	1,002,050
Total			1,881,451
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.500%	3,498,000	3,672,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	$1,487,000	$1,527,893
Total			5,200,793
Packaging 0.5%
BOE Intermediate Holding Corp. Senior Unsecured PIK (b)
11/01/17	9.000%	655,000	674,650
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	4,994,000	5,393,520
Senior Secured
08/15/19	7.875%	5,274,000	5,801,400
Sealed Air Corp. (b)
09/15/21	8.375%	959,000	1,088,465
Total			12,958,035
Pharmaceuticals 0.5%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	912,000	1,035,120
VPII Escrow Corp. (b)
Senior Unsecured
08/15/18	6.750%	1,757,000	1,853,635
07/15/21	7.500%	3,913,000	4,196,693
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	4,197,000	4,343,895
Total			11,429,343
Property & Casualty 1.0%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	2,000,000	2,134,268
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	1,876,000	1,913,520
CNA Financial Corp. Senior Unsecured
08/15/20	5.875%	2,000,000	2,286,512
HUB International Ltd. (b)
10/15/18	8.125%	3,308,000	3,514,750
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	8,205,000	8,502,833
06/15/23	4.250%	2,870,000	2,814,747
Loews Corp. Senior Unsecured
05/15/23	2.625%	3,910,000	3,600,035
Total			24,766,665
Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
06/01/41	5.400%	1,060,000	1,151,031

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Railroads (continued)
03/15/43	4.450%		$3,005,000	$2,846,417
CSX Corp.
Senior Unsecured
04/15/41	5.500%		3,205,000	3,426,135
03/15/44	4.100%		1,100,000	969,904
Total				8,393,487
REITs 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%		2,451,000	2,573,550
Duke Realty LP
08/15/19	8.250%		200	250
Total				2,573,800
Restaurants 0.2%
Yum! Brands, Inc.
Senior Unsecured
09/15/19	5.300%		2,227,000	2,512,150
11/01/21	3.750%		3,050,000	3,051,308
Total				5,563,458
Retailers 0.9%
AutoNation, Inc.
02/01/20	5.500%		186,000	198,090
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%		2,466,000	2,755,755
Claire’s Stores, Inc. Senior Secured (b)
03/15/20	6.125%		1,662,000	1,686,930
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%		552,000	567,180
L Brands, Inc.
04/01/21	6.625%		4,690,000	5,159,000
02/15/22	5.625%		1,832,000	1,898,410
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (b)
08/01/18	7.500%		4,016,000	4,036,080
Rite Aid Corp.
Senior Unsecured
02/15/27	7.700%		919,000	935,083
Rite Aid Corp. (b)
06/15/21	6.750%		4,225,000	4,235,562
Total				21,472,090
Supranational —%
European Investment Bank Senior Unsecured
01/18/27	2.150%	JPY	21,100,000	238,964

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Technology 2.2%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	$2,329,000	$2,433,805
04/01/20	6.375%	1,231,000	1,292,550
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	1,236,000	1,245,270
Anixter, Inc.
05/01/19	5.625%	650,000	682,500
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	1,817,000	1,930,562
CDW LLC/Finance Corp.
04/01/19	8.500%	2,830,000	3,105,925
Cardtronics, Inc.
09/01/18	8.250%	2,916,000	3,134,700
CommScope Holdings Co., Inc. Senior Unsecured PIK (b)
06/01/20	6.625%	1,426,000	1,418,870
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	1,054,000	1,043,460
07/15/21	7.000%	1,055,000	1,155,225
04/01/23	5.375%	4,580,000	4,545,650
First Data Corp.
01/15/21	12.625%	4,129,000	4,526,416
First Data Corp. (b)
01/15/21	11.250%	895,000	926,325
08/15/21	11.750%	980,000	935,900
Secured
01/15/21	8.250%	5,531,000	5,779,895
Senior Secured
08/15/20	8.875%	5,745,000	6,290,775
Flextronics International Ltd. (b)
02/15/20	4.625%	1,020,000	1,014,900
02/15/23	5.000%	813,000	800,805
Interactive Data Corp.
08/01/18	10.250%	2,936,000	3,288,320
NCR Corp.
07/15/22	5.000%	1,045,000	1,011,038
NXP BV/Funding LLC (b)
06/01/18	3.750%	1,702,000	1,676,470
02/15/21	5.750%	902,000	926,805
Nuance Communications, Inc. (b)
08/15/20	5.375%	4,623,000	4,507,425
VeriSign, Inc. (b)
05/01/23	4.625%	1,734,000	1,664,640
Total			55,338,231
Textile —%
Quiksilver Inc./QS Wholesale Inc. (b)
08/01/20	10.000%	424,000	437,780
Senior Secured
08/01/18	7.875%	199,000	207,955
Total			645,735

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%		$1,775,000	$1,939,188
03/15/20	9.750%		1,330,000	1,551,113
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%		1,150,000	1,265,409
03/15/42	5.625%		415,000	423,322
Hertz Corp. (The)
04/15/19	6.750%		1,200,000	1,293,000
10/15/20	5.875%		1,295,000	1,366,225
01/15/21	7.375%		2,028,000	2,230,800
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%		3,462,000	3,557,205
Total				13,626,262
Wireless 2.6%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%		4,178,000	4,021,325
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%		1,804,000	1,844,590
NII Capital Corp.
04/01/21	7.625%		2,145,000	1,721,363
NII International Telecom SCA (b)
08/15/19	7.875%		996,000	956,160
08/15/19	11.375%		10,848,000	11,905,680
SBA Telecommunications, Inc.
07/15/20	5.750%		4,485,000	4,585,912
Softbank Corp. (b)
04/15/20	4.500%		3,490,000	3,376,575
Sprint Capital Corp.
11/15/28	6.875%		7,321,000	6,735,320
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%		290,000	305,588
11/15/22	6.000%		320,000	308,000
Sprint Communications, Inc. (b)
11/15/18	9.000%		9,383,000	11,165,770
03/01/20	7.000%		4,701,000	5,124,090
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		2,005,000	1,958,085
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	71,400,000	2,178,812
03/01/22	7.504%		1,000,000	1,037,500
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%		7,994,000	8,153,880
Total				65,378,650
Wirelines 2.1%
AT&T, Inc. Senior Unsecured
06/15/45	4.350%		8,210,000	7,169,415

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	$6,715,000	$7,084,325
EarthLink, Inc. Senior Secured (b)
06/01/20	7.375%	636,000	628,050
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%	935,000	1,042,525
04/15/20	8.500%	2,050,000	2,275,500
07/01/21	9.250%	2,622,000	3,041,520
04/15/22	8.750%	953,000	1,050,683
04/15/24	7.625%	3,308,000	3,341,080
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	2,857,000	3,292,692
06/01/19	8.875%	756,000	814,590
Level 3 Financing, Inc.
04/01/19	9.375%	2,778,000	3,083,580
07/01/19	8.125%	1,656,000	1,796,760
06/01/20	7.000%	1,015,000	1,053,063
07/15/20	8.625%	1,865,000	2,051,500
Qtel International Finance Ltd. (b)
06/10/19	7.875%	600,000	724,105
10/19/25	5.000%	1,900,000	1,892,428
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	8,595,000	7,024,158
Windstream Corp.
09/01/18	8.125%	1,485,000	1,581,525
10/15/20	7.750%	2,188,000	2,330,220
08/01/23	6.375%	680,000	646,000
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,927,000	2,201,598
Total			54,125,317
Total Corporate Bonds & Notes (Cost: $1,230,320,754)			$1,258,378,216

Residential Mortgage-Backed Securities - Agency 8.3%
Federal Home Loan Mortgage Corp. (c)(h)(i)
CMO IO STRIPS Series 277 Class S6
09/15/42	5.859%	9,549,299	2,139,085
CMO IO STRIPS Series 281 Class S1
10/15/42	5.809%	17,315,301	3,878,059
CMO IO Series 2957 Class SW
04/15/35	5.809%	8,291,323	1,171,418
CMO IO Series 3122 Class IS
03/15/36	6.509%	7,143,132	968,797
CMO IO Series 3550 Class EI
07/15/39	6.209%	9,980,192	1,782,729
CMO IO Series 3761 Class KS
06/15/40	5.809%	9,852,380	1,270,297
CMO IO Series 4091 Class SH

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/15/42	6.359%	$13,997,018	$3,785,820
CMO IO Series 4093 Class SD
01/15/38	6.509%	28,840,430	6,615,625
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 304 Class C69
12/15/42	4.000%	19,707,123	4,688,561
CMO IO Series 4120 Class AI
11/15/39	3.500%	17,892,809	3,505,375
CMO IO Series 4121 Class IA
01/15/41	3.500%	15,820,338	3,492,833
Federal Home Loan Mortgage Corp. (i)
05/01/21- 06/01/36	5.000%	2,996,982	3,232,054
01/01/20	10.500%	3,402	3,421
Federal National Mortgage Association (c)(h)(i)
CMO IO Series 2006-5 Class N1
08/25/34	2.137%	27,641,685	1,637,200
CMO IO Series 2006-5 Class N2
02/25/35	2.181%	38,687,702	2,789,569
CMO IO Series 2010-135 Class MS
12/25/40	5.760%	6,314,460	1,007,704
CMO IO Series 2012-80 Class AS
02/25/39	5.860%	16,885,038	3,233,471
CMO IO Series 2012-87 SQ
08/25/42	6.110%	10,936,363	3,037,446
Federal National Mortgage Association (g)(i)
08/01/28	3.000%	19,000,000	19,548,477
08/01/43	3.500%	29,000,000	29,235,625
Federal National Mortgage Association (h)(i)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	28,263,177	5,791,665
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	10,489,036	2,055,413
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	14,374,204	2,760,107
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	23,736,278	4,466,914
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,961,561	2,211,458
Federal National Mortgage Association (i)
06/01/27	3.000%	26,153,614	26,930,052
05/01/41- 06/01/42	4.000%	21,986,154	22,771,613
12/01/20	4.500%	134,964	143,778
05/01/33- 06/01/34	5.000%	4,252,463	4,588,132
02/01/35	5.500%	213,282	233,421
04/01/34- 02/01/37	6.000%	2,674,475	2,929,248
12/01/31- 11/01/36	6.500%	4,983,258	5,572,947
10/01/37- 07/01/38	7.000%	465,248	527,509
04/01/14	10.000%	2,769	2,779
Federal National Mortgage Association (i)(t)
07/01/40	4.500%	9,841,954	10,520,838

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Government National Mortgage Association (c)(h)(i)
CMO IO Series 2012-41 Class SA
03/20/42	6.408%	$21,119,814	$4,946,607
CMO IO Series 2012-48 Class SA
04/16/42	6.458%	4,199,455	912,784
Government National Mortgage Association (g)(i)
08/01/43	3.000%	11,000,000	10,764,532
Government National Mortgage Association (h)(i)
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	26,787,358	4,618,157
Total Residential Mortgage-Backed Securities - Agency (Cost: $207,971,807)			$209,771,520

Residential Mortgage-Backed Securities - Non-Agency 5.2%
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(i)
05/25/47	4.000%	9,053,344	9,101,435
BCAP LLC Trust (b)(c)(f)(i)
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	6,731,921	6,624,210
BCAP LLC Trust (b)(c)(i)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.005%	1,769,159	1,529,597
CMO Series 2013-RR3 Class 6A5
03/26/36	2.740%	5,818,035	5,710,547
Series 2013-RR1 Class 10A1
10/26/36	3.000%	4,983,920	4,879,556
BCAP LLC Trust (b)(i)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	2,640,000	2,605,398
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(c)(i)
10/03/39	0.455%	7,372,480	7,196,194
Bayview Opportunity Master Fund Trust IIB LP (b)(c)(i)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	6,991,333	6,991,333
Series 2012-4NPL Class A
07/28/32	3.475%	5,061,322	5,067,743
Series 2012-5NPL Class A
10/28/32	2.981%	8,651,053	8,646,338
Castle Peak Loan Trust CMO Series 2012-1A Class A1 (b)(i)
05/25/52	5.000%	6,319,557	6,319,557
Citigroup Mortgage Loan Trust, Inc. (b)(c)(i)
CMO Series 2009-3 Class 4A3
10/25/33	2.501%	6,105,977	5,501,283
CMO Series 2009-4 Class 9A2
03/25/36	2.628%	3,040,248	2,527,018
CMO Series 2010-6 Class 2A2
09/25/35	2.680%	1,143,314	1,044,717
CMO Series 2010-6 Class 3A2
07/25/36	2.611%	4,920,000	4,640,475
CMO Series 2010-7 Class 3A4
12/25/35	6.508%	2,185,000	2,186,181
CMO Series 2013-2 Class 1A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

11/25/37	5.967%	$6,234,487	$6,530,532
Citigroup Mortgage Loan Trust, Inc. (b)(i)
CMO Series 2012-A Class A
06/25/51	2.500%	6,542,143	6,345,878
Credit Suisse Mortgage Capital Certificates (b)(c)(i)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	8,522,738	8,424,557
CMO Series 2011-7R Class A1
08/28/47	1.444%	3,097,808	3,085,288
Series 2012-11 Class 3A2
06/29/47	1.195%	8,599,883	7,739,894
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (i)
04/25/33	5.500%	1,953,190	1,975,696
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(c)(i)
04/26/37	4.500%	1,312,000	1,328,058
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(c)(i)
05/28/52	3.422%	6,013,034	5,957,223
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (b)(c)(i)
06/27/32	4.000%	749,513	750,993
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(i)
08/26/52	2.730%	6,003,903	5,889,454
Wells Fargo Mortgage-Backed Securities Trust (i)
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	390,917	401,287
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	459,802	456,435
CMO Series 2005-9 Class 2A5
10/25/35	5.250%	191,582	191,138

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $128,998,591)			$129,648,015

Commercial Mortgage-Backed Securities - Non-Agency 0.7%
Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4 (c)(i)
02/13/42	4.933%	1,664,169	1,742,450
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (i)
05/15/36	3.819%	174,162	174,955
Morgan Stanley Re-Remic Trust Series 2010-GG10 Class A4A (b)(c)(i)
08/15/45	5.799%	6,300,000	7,049,240
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(i)
05/22/28	2.833%	6,392,029	6,381,930

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

S2 Hospitality LLC Series 2012-LV1 Class A (b)(i)
04/15/25	4.500%		$1,690,766	$1,688,073
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(i)
08/15/39	5.528%		35,530	37,026
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $17,061,664)				$17,073,674

Asset-Backed Securities - Non-Agency 0.6%

American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%		3,040,997	3,041,129
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (c)
09/25/34	5.865%		1,726,468	1,736,843
SpringCastle America Funding LLC Series 2013-1A Class A (b)
04/03/21	3.750%		9,363,049	9,176,401

Total Asset-Backed Securities - Non-Agency (Cost: $14,146,050)				$13,954,373

Inflation-Indexed Bonds(a) 1.9%

UNITED STATES 1.0%
U.S. Treasury Inflation-Indexed Bond
01/15/23	0.125%		19,750,044	19,253,212
02/15/43	0.625%		7,791,508	6,463,297
Total				25,716,509
URUGUAY 0.9%
Uruguay Government International Bond
04/05/27	4.250%	UYU	196,505,768	10,071,686
Senior Unsecured
12/15/28	4.375%	UYU	221,272,177	11,443,860
Total				21,515,546
Total Inflation-Indexed Bonds (Cost: $49,335,597)				$47,232,055

U.S. Treasury Obligations 1.3%

U.S. Treasury
02/28/15	0.250%		14,417,000	14,419,811
07/31/16	1.500%		14,000,000	14,363,132
05/15/23	1.750%		1,040,000	964,600
02/15/43	3.125%		4,565,000	4,145,591

Total U.S. Treasury Obligations (Cost: $33,667,323)				$33,893,134

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a) 22.7%

ARGENTINA 0.4%
Argentina Boden Bonds
10/03/15	7.000%		$2,275,000	$2,138,500
Argentina Bonar Bonds
04/17/17	7.000%		4,637,000	3,941,450
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		2,490,000	1,749,225
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%		2,570,000	2,030,300
Total				9,859,475

AUSTRALIA 0.4%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	1,600,000	1,559,904
06/15/20	6.000%	AUD	7,400,000	7,480,656
Total				9,040,560

BRAZIL 1.4%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	4,639,000	2,012,513
Brazilian Government International Bond
08/17/40	11.000%		2,700,000	3,199,500
Senior Unsecured
01/05/24	8.500%	BRL	6,700,000	2,738,620
01/20/34	8.250%		6,260,000	8,138,000
Morgan Stanley (b)
Senior Unsecured
05/03/17	10.090%	BRL	1,855,000	809,049
10/22/20	11.500%	BRL	6,285,000	2,788,081
Petrobras Global Finance BV
05/20/23	4.375%		1,000,000	900,615
Petrobras International Finance Co.
03/15/19	7.875%		8,580,000	9,822,358
01/27/21	5.375%		2,900,000	2,910,490
01/20/40	6.875%		1,400,000	1,368,310
Total				34,687,536

CHILE —%
Empresa Nacional del Petroleo Senior Unsecured (b)
07/08/19	6.250%		600,000	651,489

COLOMBIA 1.0%
Bogota Distrito Capital Senior Unsecured (b)
07/26/28	9.750%	COP	200,000,000	134,582

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

COLOMBIA (CONTINUED)
Colombia Government International Bond
Senior Unsecured
05/21/24	8.125%		$790,000	$1,040,825
06/28/27	9.850%	COP	300,000,000	209,854
01/18/41	6.125%		4,200,000	4,623,046
Corporación Andina de Fomento
06/15/22	4.375%		1,150,000	1,161,885
Ecopetrol SA Senior Unsecured
07/23/19	7.625%		3,855,000	4,587,450
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%		2,725,000	2,892,706
Empresas Publicas de Medellin ESP (b)
Senior Unsecured
07/29/19	7.625%		100,000	116,979
02/01/21	8.375%	COP	13,266,000,000	7,351,524
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%		2,800,000	2,951,492
Total				25,070,343

DOMINICAN REPUBLIC 0.5%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		2,750,000	2,722,500
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%		4,325,000	4,686,918
04/18/24	5.875%		1,800,000	1,739,793
04/20/27	8.625%		2,900,000	3,240,750
Total				12,389,961

EL SALVADOR 0.1%
El Salvador Government International Bond (b)
Senior Unsecured
04/10/32	8.250%		400,000	419,000
06/15/35	7.650%		490,000	487,550
02/01/41	7.625%		1,500,000	1,488,750
Total				2,395,300

FINLAND 0.1%
Finland Government Bond Senior Unsecured (b)
07/04/15	4.250%	EUR	1,920,000	2,753,249

FRANCE 0.9%
France Government Bond OAT
04/25/17	3.750%	EUR	2,900,000	4,283,553
10/25/18	4.250%	EUR	1,900,000	2,931,419
04/25/22	3.000%	EUR	3,600,000	5,155,120
04/25/29	5.500%	EUR	4,320,000	7,653,497

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

FRANCE (CONTINUED)
French Treasury Note
07/12/15	2.000%	EUR	$1,970,000	$2,707,118
Total				22,730,707
GEORGIA 0.2%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		3,639,000	3,919,528

GERMANY 0.8%
Bundesrepublik Deutschland
06/20/16	6.000%	EUR	7,200,000	11,140,775
07/04/17	4.250%	EUR	1,350,000	2,060,878
01/04/18	4.000%	EUR	880,000	1,346,876
01/04/19	3.750%	EUR	2,500,000	3,849,633
07/04/21	3.250%	EUR	680,000	1,039,158
07/04/34	4.750%	EUR	55,000	101,099
Total				19,538,419

GUATEMALA 0.4%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%		4,500,000	4,680,000
02/13/28	4.875%		6,978,000	6,506,985
Total				11,186,985
HUNGARY 0.3%
Hungary Government International Bond Senior Unsecured
02/19/18	4.125%		2,000,000	1,955,570
Magyar Export-Import Bank RT (b)
02/12/18	5.500%		5,000,000	4,926,372
Total				6,881,942
INDONESIA 1.8%
Indonesia Government International Bond (b)
Senior Unsecured
05/04/14	10.375%		6,180,000	6,581,700
04/20/15	7.250%		1,300,000	1,410,500
03/13/20	5.875%		11,125,000	12,126,250
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	11,920,000,000	1,209,579
07/15/17	10.000%	IDR	15,043,000,000	1,603,298
09/15/19	11.500%	IDR	36,600,000,000	4,217,107
11/15/20	11.000%	IDR	2,000,000,000	230,002
06/15/21	12.800%	IDR	17,200,000,000	2,158,636
09/15/25	11.000%	IDR	16,500,000,000	1,961,794
05/15/27	7.000%	IDR	11,380,000,000	1,009,500
Majapahit Holding BV (b)
06/28/17	7.250%		562,000	619,709
01/20/20	7.750%		1,100,000	1,227,679
06/29/37	7.875%		2,780,000	3,099,700

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

INDONESIA (CONTINUED)
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%		$1,600,000	$1,520,000
05/20/23	4.300%		4,788,000	4,297,230
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		1,678,000	1,667,872
Perusahaan Penerbit SBSN Senior Unsecured (b)
04/23/14	8.800%		700,000	733,250
Total				45,673,806

JAPAN 0.3%
Japan Government 20-Year Bond Senior Unsecured
09/20/26	2.200%	JPY	430,000,000	4,986,094
Japan Government 30-Year Bond Senior Unsecured
03/20/33	1.100%	JPY	428,000,000	3,939,353
Total				8,925,447
KAZAKHSTAN 0.5%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		3,980,000	4,855,998
05/05/20	7.000%		400,000	450,506
Senior Unsecured
04/09/21	6.375%		2,500,000	2,718,750
04/30/23	4.400%		4,287,000	3,972,278
Total				11,997,532
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%		1,250,000	1,355,095

LITHUANIA 0.3%
Lithuania Government International Bond (b)
Senior Unsecured
09/14/17	5.125%		2,150,000	2,333,240
03/09/21	6.125%		1,550,000	1,761,693
02/01/22	6.625%		2,550,000	2,987,940
Total				7,082,873
MEXICO 2.3%
Mexican Bonos
12/17/15	8.000%	MXN	14,850,000	1,259,286
06/16/16	6.250%	MXN	29,600,000	2,430,935
12/15/16	7.250%	MXN	6,590,000	556,897
12/14/17	7.750%	MXN	9,500,000	823,882
12/13/18	8.500%	MXN	51,260,000	4,639,460
06/09/22	6.500%	MXN	118,900,000	9,648,172
06/03/27	7.500%	MXN	177,690,000	15,286,953

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)

MEXICO (CONTINUED)
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%		$2,350,000	$2,608,500
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%		2,485,000	3,028,137
Senior Unsecured (NPFGC)
08/15/17	10.610%		1,650,000	1,925,203
Pemex Project Funding Master Trust
03/01/18	5.750%		4,870,000	5,405,700
01/21/21	5.500%		3,750,000	4,040,625
06/15/35	6.625%		870,000	930,900
06/15/38	6.625%		450,000	480,375
Petroleos Mexicanos
05/03/19	8.000%		600,000	732,000
11/24/21	7.650%	MXN	26,200,000	2,178,419
06/02/41	6.500%		2,500,000	2,630,000
Total				58,605,444

MOROCCO 0.2%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		5,500,000	4,973,139

NETHERLANDS 0.2%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	3,735,000	5,484,028

NEW ZEALAND 0.4%
New Zealand Government Bond
Senior Unsecured
03/15/19	5.000%	NZD	5,000,000	4,238,141
05/15/21	6.000%	NZD	6,100,000	5,502,806
Total				9,740,947
NORWAY 0.6%
Norway Government Bond
05/24/23	2.000%	NOK	90,000,000	14,358,580

PANAMA —%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%		1,253,211	1,241,807

PERU 0.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		2,900,000	2,882,710
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(j)
05/31/18	0.000%		1,859,602	1,686,259

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
PERU (CONTINUED)
Peruvian Government International Bond
Senior Unsecured
11/21/33	8.750%		$4,508,000	$6,559,140
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	3,100,000	1,286,345
Total				12,414,454
PHILIPPINES 0.2%
Philippine Government International Bond
Senior Unsecured
01/15/19	9.875%		70,000	94,325
03/30/26	5.500%		3,825,000	4,331,813
01/14/31	7.750%		200,000	262,000
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		1,390,000	1,712,870
Total				6,401,008
POLAND 0.6%
Poland Government Bond
10/24/15	6.250%	PLN	1,000,000	335,283
10/25/17	5.250%	PLN	2,655,000	892,891
10/25/19	5.500%	PLN	23,100,000	7,956,570
Poland Government International Bond
Senior Unsecured
07/15/19	6.375%		1,470,000	1,719,783
04/21/21	5.125%		1,000,000	1,092,500
03/23/22	5.000%		2,950,000	3,163,875
Total				15,160,902
QATAR 0.1%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%		3,260,000	3,504,500
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		4,100,000	4,223,000
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (c)
06/30/29	3.500%		465,500	391,020
ROMANIA 0.7%
Romania Government Bond
07/26/17	5.900%	RON	23,140,000	7,248,470
Romanian Government International Bond (b)
Senior Unsecured

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
ROMANIA (CONTINUED)
02/07/22	6.750%		$4,800,000	$5,391,257
08/22/23	4.375%		5,312,000	5,116,749
Total				17,756,476
RUSSIAN FEDERATION 2.4%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		4,800,000	4,467,595
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%		400,000	436,400
04/11/18	8.146%		4,535,000	5,283,275
01/23/21	5.999%		4,000,000	4,207,520
03/07/22	6.510%		4,535,000	4,886,009
08/16/37	7.288%		300,000	324,750
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%		900,000	830,250
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		1,700,000	1,743,256
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%		1,404,325	1,646,571
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
03/31/30	7.500%		14,311,450	16,780,175
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	153,700,000	4,767,934
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%		6,900,000	7,376,713
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%		1,400,000	1,466,500
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		5,810,000	6,282,062
Total				60,499,010
SLOVENIA 0.1%
Slovenia Government Bond (b)
05/10/23	5.850%		3,400,000	3,269,279
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%		1,800,000	1,737,000

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA (CONTINUED)
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		$1,100,000	$964,619
Total				2,701,619
SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%		3,900,000	4,230,178
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	8,000,000,000	688,157
Total				4,918,335
SUPRA-NATIONAL 0.2%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	176,500,000	5,354,571
TRINIDAD AND TOBAGO 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		5,033,000	6,284,271
TURKEY 1.2%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%		1,250,000	1,272,717
Turkey Government International Bond
01/14/41	6.000%		2,200,000	2,123,000
Senior Unsecured
09/26/16	7.000%		1,235,000	1,377,025
11/07/19	7.500%		1,300,000	1,521,000
06/05/20	7.000%		850,000	973,250
03/30/21	5.625%		7,250,000	7,648,750
09/26/22	6.250%		550,000	599,500
03/23/23	3.250%		2,800,000	2,433,480
02/05/25	7.375%		8,680,000	9,982,000
03/17/36	6.875%		230,000	247,825
05/30/40	6.750%		1,500,000	1,593,000
Total				29,771,547
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)
07/11/16	9.375%		1,300,000	1,279,797
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%		625,000	624,066
Total				1,903,863

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
UNITED ARAB EMIRATES 0.3%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%		$1,300,000	$1,445,159
01/12/23	3.625%		2,200,000	2,035,000
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%		3,050,000	3,362,391
Total				6,842,550
UNITED KINGDOM 0.4%
United Kingdom Gilt
09/07/21	3.750%	GBP	1,500,000	2,564,372
03/07/25	5.000%	GBP	3,510,000	6,602,188
Total				9,166,560
URUGUAY 0.1%
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%		725,000	942,500
Senior Unsecured PIK
01/15/33	7.875%		1,940,000	2,531,700
Total				3,474,200
VENEZUELA 1.9%
Petroleos de Venezuela SA
04/12/17	5.250%		11,540,000	9,462,800
11/02/17	8.500%		11,349,300	10,441,356
11/17/21	9.000%		6,078,521	5,045,172
02/17/22	12.750%		379,700	377,802
Senior Unsecured
10/28/15	5.000%		1,599,500	1,411,559
10/28/16	5.125%		1,799,000	1,479,677
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		2,050,000	1,855,250
08/23/22	12.750%		3,006,000	3,066,120
05/07/23	9.000%		17,624,000	14,583,860
Total				47,723,596
Total Foreign Government Obligations (Cost: $560,896,658)				$572,304,953

Issue Description	Coupon Rate		Principal Amount	Value

Municipal Bonds 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (e)(k)(l)
10/01/11	13.000%		2,820,000	1,297,031
Total Municipal Bonds (Cost: $2,820,000)				$1,297,031

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 7.4%
Aerospace & Defense 0.1%
Doncasters U.S. Finance LLC Tranche B Term Loan (c)(m)
04/09/20	5.500%	$1,022,437	$1,030,106
TASC, Inc. Tranche B Term Loan (c)(m)
12/18/15	4.500%	1,169,036	1,166,405
TransDigm, Inc. Tranche C Term Loan (c)(m)
02/28/20	3.750%	744,374	747,165
Total			2,943,676
Airlines 0.1%
Continental Airlines, Inc. Tranche B Term Loan (c)(m)
04/01/19	4.000%	1,820,437	1,835,602
Delta Air Lines, Inc. Tranche B1 Term Loan (c)(m)
10/18/18	4.000%	373,125	375,177
Total			2,210,779
Automotive 0.2%
Chrysler Group LLC Tranche B Term Loan (c)(m)
05/24/17	4.250%	811,462	823,626
Federal-Mogul Corp. (c)(m)
Tranche B Term Loan
12/29/14	2.137%	424,191	418,095
Tranche C Term Loan
12/28/15	2.137%	216,424	213,314
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (c)(m)
04/30/19	4.750%	625,000	629,369
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Tranche C Term Loan (c)(m)
01/27/17	4.250%	675,000	681,750
Navistar, Inc. Tranche B Term Loan (c)(m)
08/17/17	5.750%	348,750	355,143
ThermaSys Corp. Term Loan (c)(m)
05/03/19	5.250%	900,000	900,567
Total			4,021,864
Brokerage 0.1%
Nuveen Investments, Inc. (c)(m)
1st Lien Tranche B Term Loan
05/13/17	4.186%	1,375,000	1,374,422
2nd Lien Tranche B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage (continued)
02/28/19	6.500%	$425,000	$424,469
Total			1,798,891
Building Materials 0.1%
Contech Engineered Solutions LLC Term Loan (c)(m)
04/29/19	6.250%	375,000	374,299
Custom Building Products, Inc. Term Loan (c)(m)
12/14/19	6.000%	672,538	675,060
Roofing Supply Group LLC Term Loan (c)(m)
05/31/19	5.000%	593,515	597,966
Wilsonart LLC Term Loan (c)(m)
10/31/19	4.000%	572,125	571,587
Total			2,218,912
Chemicals 0.5%
AI Chem & Cy SCA Tranche B1 Term Loan (c)(m)
10/04/19	4.500%	345,656	348,248
AI Chem & Cy U.S. AcquiCo, Inc. (c)(m)
2nd Lien Term Loan
04/03/20	8.250%	250,000	254,375
Tranche B2 Term Loan
10/04/19	4.500%	179,344	180,689
AZ Chem U.S., Inc. Term Loan (c)(m)
12/22/17	5.250%	269,416	272,334
Ascend Performance Materials Operations LLC Tranche B Term Loan (c)(m)
04/10/18	6.750%	793,970	796,947
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (c)(m)
02/01/20	4.750%	2,019,938	2,039,854
HII Holding Corp. 2nd Lien Term Loan (c)(m)
12/21/20	9.500%	1,350,000	1,377,000
INEOS U.S. Finance LLC Term Loan (c)(m)
05/04/18	4.000%	1,716,296	1,712,006
MacDermid, Inc. 1st Lien Tranche B Term Loan (c)(m)
06/07/20	4.000%	175,000	175,656
Macdermid, Inc. 2nd Lien Tranche B Term Loan (c)(m)
12/07/20	7.750%	425,000	429,250

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Nexeo Solutions LLC Term Loan (c)(m)
09/08/17	5.000%	$918,538	$907,057
Omnova Solutions, Inc. Tranche B1 Term Loan (c)(m)
05/31/18	4.250%	635,338	639,309
Oxea Sarl (c)(m)
2nd Lien Term Loan
06/05/20	8.250%	425,000	423,938
Tranche B2 Term Loan
12/06/19	4.250%	150,000	151,500
PQ Corp. Term Loan (c)(m)
08/07/17	4.500%	1,467,625	1,481,083
Tronox Pigments BV Term Loan (c)(m)
03/19/20	4.500%	434,536	439,546
Univar, Inc. Tranche B Term Loan (c)(m)
06/30/17	5.000%	1,968,446	1,944,549
Total			13,573,341
Construction Machinery —%
Douglas Dynamics LLC Term Loan (c)(m)
04/18/18	5.750%	651,558	654,815
Manitowoc Co., Inc. (The) Tranche B Term Loan (c)(m)
11/13/17	4.250%	107,928	108,116
Total			762,931
Consumer Cyclical Services 0.2%
Acosta, Inc. Tranche D Term Loan (c)(m)
03/02/18	5.000%	611,573	616,924
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (c)(m)
10/31/19	6.000%	547,250	551,354
Live Nation Entertainment, Inc. Tranche B Term Loan (c)(m)
11/07/16	4.500%	510,503	513,822
Monitronics International, Inc. Tranche B Term Loan (c)(m)
03/23/18	4.250%	994,984	1,001,620
Pre-Paid Legal Services Term Loan (c)(m)
07/01/19	6.250%	450,000	449,721
Sabre, Inc. (c)(m)
Tranche B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
02/19/19	5.250%	$633,311	$640,835
Tranche C Term Loan
02/19/18	4.000%	277,500	278,957
Weight Watchers International, Inc. Tranche B2 Term Loan (c)(m)
04/02/20	3.750%	1,396,500	1,400,871
Total			5,454,104
Consumer Products 0.1%
Affinion Group, Inc. Tranche B Term Loan (c)(m)
10/09/16	6.500%	1,675,498	1,612,147
Fender Musical Instruments Corp. Term Loan (c)(m)
04/03/19	5.750%	423,937	427,117
Serta Simmons Holdings LLC Term Loan (c)(m)
10/01/19	5.000%	373,125	375,573
Total			2,414,837
Diversified Manufacturing 0.3%
Accudyne Industries LLC Term Loan (c)(m)
12/13/19	4.000%	1,442,750	1,440,341
Air Distribution Technologies, Inc. (c)(m)
1st Lien Term Loan
11/09/18	5.000%	1,467,625	1,473,129
2nd Lien Term Loan
05/11/20	9.250%	850,000	870,187
Allflex Holdings IiII, Inc. Tranche B Term Loan (c)(m)
06/05/20	4.250%	1,050,000	1,055,691
Apex Tool Group LLC Term Loan (c)(m)
01/31/20	4.500%	1,396,500	1,405,661
IMG Worldwide, Inc. Tranche B Term Loan (c)(m)
06/16/16	5.500%	735,000	735,919
McJunkin Red Man Corp. Term Loan (c)(m)
11/08/19	6.000%	322,562	325,249
Ranpak Corp. 2nd Lien Term Loan (c)(m)
04/23/20	8.500%	225,000	228,937
Total			7,535,114

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric 0.3%
Calpine Construction Finance Co. LP Tranche B-1 Term Loan (c)(m)
05/03/20	3.000%	$550,000	$545,418
Calpine Corp. (c)(m)
Term Loan
04/01/18	4.000%	636,539	639,982
04/01/18	4.000%	245,000	246,325
Equipower Resources Holdings LLC 1st Lien Tranche B Term Loan (c)(m)
12/21/18	5.500%	293,930	294,909
Equipower Resources Holdings Tranche C Term Loan (c)(g)(m)
12/31/19	4.250%	825,000	828,094
Essential Power LLC Term Loan (c)(m)
08/08/19	4.250%	454,638	460,890
FREIF North American Power I LLC (c)(m)
Tranche B-1 Term Loan
03/29/19	4.750%	864,199	867,440
Tranche C-1 Term Loan
03/29/19	4.750%	143,298	143,835
LSP Madison Funding LLC Term Loan (c)(m)
06/28/19	5.500%	121,333	122,092
NRG Energy, Inc. Term Loan (c)(m)
07/01/18	2.750%	637,029	635,965
Star West Generation LLC Tranche B Term Loan (c)(m)
03/13/20	4.250%	1,047,375	1,055,890
TPF Generation Holdings LLC Term Loan (c)(m)
12/31/17	4.750%	900,000	909,000
Texas Competitive Electric Holdings Co. LLC Term Loan (c)(m)
10/10/14	3.721%	1,345,944	954,947
Topaz Power Holdings LLC Tranche B Term Loan (c)(m)
02/26/20	5.250%	646,750	649,583
Windsor Financing LLC Tranche B Term Loan (c)(m)
12/05/17	6.250%	339,639	347,281
Total			8,701,651
Entertainment 0.3%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (c)(m)
04/22/16	5.250%	3,314,572	3,342,746

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Entertainment (continued)
Alpha Topco Ltd. Tranche B Term Loan (c)(m)
04/30/19	4.500%	$987,550	$996,813
Cinemark USA, Inc. Term Loan (c)(m)
12/18/19	3.200%	845,750	848,922
Merlin Entertainment Group Lux 2 Sarl Term Loan (c)(g)(m)
07/01/19	4.023%	375,000	375,750
Six Flags Theme Parks, Inc. Tranche B Term Loan (c)(m)
12/20/18	4.001%	185,234	187,047
Zuffa LLC Term Loan (c)(m)
02/25/20	4.500%	1,766,125	1,773,490
Total			7,524,768
Environmental 0.2%
ADS Waste Holdings, Inc. Tranche B Term Loan (c)(m)
10/09/19	4.250%	945,250	951,734
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (c)(m)
07/29/14	8.000%	1,332,530	1,329,199
Synagro Technologies, Inc. (c)(g)(m)(n)
Debtor in Possession Term Loan
01/05/14	2.280%	900,000	900,000
Synagro Technologies, Inc. (c)(m)
1st Lien Term Loan
04/02/14	2.196%	2,127,955	2,094,270
WCA Waste Corp. Term Loan (c)(m)
03/23/18	4.000%	197,500	197,624
Waste Industries U.S.A., Inc. Tranche B Term Loan (c)(m)
03/17/17	4.000%	646,750	649,984
Total			6,122,811
Food and Beverage 0.4%
ARAMARK Corp. (c)(m)
Tranche C Term Loan
07/26/16	3.776%	1,250,000	1,253,112
Tranche D Term Loan
09/09/19	4.000%	500,000	504,690
AdvancePierre Foods, Inc. 1st Lien Term Loan (c)(m)
07/10/17	5.750%	1,990,000	2,008,905
Arysta LifeScience SPC LLC (c)(m)
1st Lien Term Loan
05/29/20	4.500%	175,000	176,094

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
2nd Lien Term Loan
11/30/20	8.250%	$425,000	$427,125
CSM Bakery Supplies LLC Term Loan (c)(m)
07/03/20	4.750%	1,000,000	1,005,000
CTI Foods Holding Co. LLC 1st Lien Term Loan (c)(g)(m)
06/29/20	4.500%	275,000	274,197
Del Monte Foods Co. Term Loan (c)(m)
03/08/18	4.000%	2,028,810	2,028,303
Performance Food Group, Inc. Term Loan (c)(m)
11/14/19	6.250%	1,125,000	1,113,750
Total			8,791,176
Gaming 0.3%
Affinity Gaming LLC Term Loan (c)(m)
11/09/17	5.500%	216,246	219,220
Caesars Entertainment Operating Co., Inc. (c)(m)
Tranche B4 Term Loan
10/31/16	9.500%	771,005	764,259
Tranche B6 Term Loan
01/28/18	5.440%	558,872	494,881
Caesars Octavius LLC Tranche B Term Loan (c)(m)
04/25/17	9.250%	725,000	726,813
Cannery Casino Resorts LLC (c)(m)
1st Lien Term Loan
10/02/18	6.000%	272,938	273,620
2nd Lien Term Loan
10/02/19	10.000%	250,000	238,750
Golden Nugget, Inc. 2nd Lien Term Loan (c)(m)
11/02/14	3.440%	50,000	47,000
Peppermill Casinos, Inc. Tranche B Term Loan (c)(m)
11/09/18	7.250%	1,019,875	1,033,898
Pinnacle Entertainment, Inc. Tranche A Term Loan (c)(m)
03/19/19	4.000%	592,500	591,759
ROC Finance LLC Tranche B Term Loan (c)(m)
04/08/19	5.000%	1,050,000	1,055,250
Scientific Games International, Inc. Term Loan (c)(g)(m)
06/30/20	4.250%	925,000	922,114

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Stockbridge/SBE Holdings Tranche B Term Loan (c)(m)
05/02/17	13.000%	$300,000	$316,500
Twin River Management Group, Inc. Term Loan (c)(m)
11/10/18	5.250%	575,000	579,456
Total			7,263,520
Gas Pipelines —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (c)(m)
04/04/18	6.250%	623,438	618,762
Health Care 0.4%
Alere, Inc. Tranche B Term Loan (c)(m)
06/30/17	4.250%	1,312,977	1,323,809
Alliance HealthCare Services, Inc. Term Loan (c)(m)
06/03/19	4.250%	550,000	549,037
Apria Healthcare Group, Inc. Term Loan (c)(m)
04/06/20	6.750%	473,813	476,035
Bausch & Lomb, Inc. (c)(m)
Delayed Draw Term Loan
11/01/16	3.526%	223,876	223,597
Term Loan
05/18/19	4.000%	420,758	420,497
CHS/Community Health Systems, Inc. Term Loan (c)(m)
01/25/17	3.773%	2,224,790	2,239,318
ConvaTec, Inc. Term Loan (c)(m)
12/22/16	5.000%	633,537	635,716
DaVita HealthCare Partners, Inc. Tranche B Term Loan (c)(m)
10/20/16	4.500%	658,125	662,238
HCA, Inc. Tranche B-5 Term Loan (c)(m)
03/31/17	3.026%	725,000	726,363
IASIS Healthcare LLC Tranche B2 Term Loan (c)(m)
05/03/18	4.500%	841,353	847,403
Onex Carestream Finance LP 1st Lien Term Loan (c)(m)
06/07/19	5.000%	650,628	653,478

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Quintiles Transnational Corp. Tranche B2 Term Loan (c)(m)
06/08/18	4.500%	$945,236	$951,380
Select Medical Corp. Tranche B Term Loan (c)(m)
06/01/18	4.002%	158,620	159,215
Surgical Care Affiliates LLC Tranche C Term Loan (c)(m)
06/29/18	3.525%	450,000	450,702
inVentiv Health, Inc. Term Loan (c)(m)
08/04/16	7.500%	292,210	286,608
Total			10,605,396
Independent Energy 0.1%
Samson Investment Co. 2nd Lien Term Loan (c)(m)
09/25/18	6.000%	1,425,000	1,441,630
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan (c)(m)
12/20/19	5.000%	1,517,375	1,530,652
Lodging —%
Regent Seven Seas Cruises Tranche B1 Term Loan (c)(m)
12/21/18	4.750%	500,000	503,750
Media Cable 0.2%
Encompass Digital Media, Inc. Tranche B1 Term Loan (c)(m)
08/10/17	6.750%	987,538	994,944
MCC Iowa LLC Tranche G Term Loan (c)(m)
01/20/20	4.000%	1,066,937	1,068,271
Mediacom Illinois LLC Tranche E Term Loan (c)(m)
10/23/17	4.500%	901,759	900,857
NEP/NCP Holdco, Inc. 1st Lien Term Loan (c)(m)
01/22/20	4.750%	1,194,000	1,200,961
Revolution Studios Distribution Co. LLC Tranche B Term Loan (c)(e)(m)
12/21/14	3.940%	196,759	173,477

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Cable (continued)
TWCC Holding Corp. 2nd Lien Term Loan (c)(m)
06/26/20	7.000%	$625,000	$639,062
Total			4,977,572
Media Non-Cable 0.6%
Cengage Learning Acquisitions, Inc. Term Loan (c)(m)
07/03/14	2.700%	530,440	388,770
Clear Channel Communications, Inc. (c)(m)
Tranche B Term Loan
01/29/16	3.836%	382,567	357,103
Tranche D Term Loan
01/30/19	6.936%	1,128,407	1,041,802
Cumulus Media Holdings, Inc. (c)(m)
1st Lien Term Loan
09/17/18	4.500%	1,560,637	1,573,965
2nd Lien Term Loan
09/16/19	7.500%	702,109	719,311
FoxCo Acquisition Sub LLC Term Loan (c)(m)
07/14/17	5.500%	746,243	753,004
Getty Images, Inc. Term Loan (c)(m)
10/18/19	4.750%	1,990,000	1,989,582
Granite Broadcasting 1st Lien Tranche B Term Loan (c)(m)
05/23/18	6.750%	631,777	635,725
Gray Television, Inc. Term Loan (c)(m)
10/12/19	4.750%	409,685	413,269
Hubbard Radio LLC Tranche 1 Term Loan (c)(m)
04/29/19	4.500%	282,266	282,796
ION Media Networks, Inc. Term Loan (c)(m)
06/25/18	7.250%	497,500	499,988
Intelsat Jackson Holdings Ltd. Tranche B1 Term Loan (c)(m)
04/02/18	4.250%	492,509	496,203
Penton Media, Inc. 1st Lien Term Loan (c)(m)
08/01/14	6.000%	488,826	477,525
Radio One, Inc. Term Loan (c)(m)
03/31/16	7.500%	729,288	745,879
RentPath, Inc. Tranche B Term Loan (c)(m)
05/29/20	6.250%	1,050,000	1,027,688

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Salem Communications Corp. Term Loan (c)(m)
03/13/20	4.500%	$1,159,333	$1,163,681
Tribune Co. Tranche B Term Loan (c)(m)
12/31/19	4.000%	621,875	624,400
Univision Communications, Inc. Term Loan (c)(m)
03/01/20	4.000%	1,097,250	1,094,046
Van Wagner Communications LLC Term Loan (c)(m)
08/03/18	8.250%	396,000	397,239
Total			14,681,976
Metals 0.2%
Essar Steel Algoma, Inc. Term Loan (c)(m)
09/19/14	8.750%	322,563	327,562
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(m)
10/18/17	5.250%	3,523,375	3,548,708
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (c)(m)
02/28/19	5.750%	299,242	288,395
Total			4,164,665
Non-Captive Consumer —%
Springleaf Financial Funding Co. Term Loan (c)(m)
05/10/17	5.500%	612,000	612,386
Non-Captive Diversified —%
iStar Financial, Inc. Term Loan (c)(m)
10/15/17	4.500%	683,221	685,571
Oil Field Services —%
FTS International, Inc. Term Loan (c)(m)
05/06/16	8.500%	680,076	677,315
Other Financial Institutions 0.1%
AlixPartners LLP 1st Lien Tranche B-2 Term Loan (c)(m)
07/10/20	5.000%	1,712,888	1,732,878

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions (continued)
Moneygram International, Inc. Term Loan (c)(m)
03/27/20	4.250%	$872,813	$877,901
Total			2,610,779
Other Industry 0.1%
ATI Acquisition Co. Tranche B Term Loan (c)(e)(l)(m)
12/30/14	0.000%	99,620	996
Harland Clarke Holdings Corp. Tranche B3 Term Loan (c)(m)
05/22/18	7.000%	450,000	444,938
Sensus U.S.A., Inc. 2nd Lien Term Loan (c)(m)
05/09/18	8.500%	725,000	706,875
WireCo WorldGroup, Inc. Term Loan (c)(m)
02/15/17	6.000%	570,687	572,114
Total			1,724,923
Packaging 0.2%
BWAY Holding Co. Term Loan (c)(m)
08/06/17	4.500%	1,567,125	1,579,662
Consolidated Container Co. LLC Term Loan (c)(m)
07/03/19	5.000%	1,091,750	1,097,209
Pact Group (U.S.A.), Inc. Term Loan (c)(m)
05/29/20	3.750%	400,000	400,000
Reynolds Group Holdings, Inc. Term Loan (c)(m)
09/28/18	4.750%	1,637,494	1,654,098
Total			4,730,969
Paper —%
Caraustar Industries, Inc. Term Loan (c)(m)
05/01/19	7.500%	900,000	915,750
Pharmaceuticals 0.2%
Grifols, Inc. Tranche B Term Loan (c)(m)
06/01/17	4.250%	612,500	618,080
Par Pharmaceutical Companies, Inc. Tranche B1 Term Loan (c)(m)
09/30/19	4.250%	1,339,892	1,346,591

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
Patheon, Inc. (c)(g)(m)
Term Loan
12/14/18	7.250%	$725,000	$735,875
Patheon, Inc. (c)(m)
Term Loan
12/14/18	7.250%	595,500	604,433
Pharmaceutical Product Development, Inc. Term Loan (c)(m)
12/05/18	4.250%	970,125	977,401
RPI Finance Trust Term Loan (c)(m)
05/09/18	3.500%	881,034	887,095
Valeant Pharmaceuticals International, Inc. (c)(m)
Tranche C1 Term Loan
12/11/19	3.500%	721,375	727,911
Tranche D1 Term Loan
02/13/19	3.500%	371,632	374,728
Total			6,272,114
Property & Casualty 0.1%
Asurion LLC Tranche B1 Term Loan (c)(m)
05/24/19	4.500%	1,169,125	1,167,079
HUB International Ltd. Term Loan (c)(m)
06/13/17	3.686%	1,636,366	1,643,860
USI, Inc. Term Loan (c)(m)
12/27/19	5.250%	820,875	828,575
Total			3,639,514
Retailers 0.7%
Academy Ltd. Term Loan (c)(m)
08/03/18	4.500%	2,352,343	2,368,033
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (c)(m)
09/26/19	4.250%	1,191,015	1,196,041
Bass Pro Group LLC Term Loan (c)(m)
11/20/19	4.000%	561,990	565,300
Blue Buffalo Co., Ltd. Tranche B2 Term Loan (c)(m)
08/08/19	4.750%	719,572	725,566
David’s Bridal, Inc. Term Loan (c)(m)
10/11/19	5.000%	1,268,625	1,276,947
J. Crew Group, Inc. Tranche B1 Term Loan (c)(m)
03/07/18	4.000%	1,499,619	1,508,242

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Jo-Ann Stores, Inc. Tranche B Term Loan (c)(m)
03/16/18	4.000%	$981,019	$982,550
Neiman Marcus Group, Inc. (The) Term Loan (c)(m)
05/16/18	4.000%	1,300,000	1,302,574
Orchard Supply Hardware LLC Tranche B1 Term Loan (c)(l)(m)
12/21/13	5.020%	842,368	657,047
Pantry, Inc. (The) Term Loan (c)(m)
08/03/19	5.750%	322,563	324,982
Party City Holdings, Inc. Term Loan (c)(m)
07/27/19	4.250%	1,439,143	1,442,295
Pep Boys Term Loan (c)(m)
10/11/18	5.000%	447,750	449,980
PetCo Animal Supplies, Inc. Term Loan (c)(m)
11/24/17	4.000%	1,371,483	1,380,919
Pilot Travel Centers LLC Tranche B Term Loan (c)(m)
08/07/19	4.250%	1,116,563	1,114,698
Rite Aid Corp. (c)(m)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	750,000	771,750
Tranche 2 Term Loan
06/21/21	4.875%	200,000	201,334
Tranche 6 Term Loan
02/21/20	4.000%	423,938	426,587
Total			16,694,845
Supermarkets 0.1%
Albertson’s LLC (c)(m)
Tranche B-1 Term Loan
03/21/16	4.250%	156,130	156,521
Tranche B-2 Term Loan
03/21/19	4.750%	242,870	243,933
Crossmark Holdings, Inc. 1st Lien Term Loan (c)(m)
12/20/19	4.500%	348,250	348,469
Sprouts Farmers Markets Holdings LLC Term Loan (c)(m)
04/23/20	4.500%	1,125,000	1,130,625
Total			1,879,548

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 0.9%
Aeroflex, Inc. Tranche B-1 Term Loan (c)(m)
11/09/19	4.500%	$2,333,871	$2,351,375
Alcatel-Lucent U.S.A., Inc. Term Loan (c)(m)
01/30/19	7.250%	1,492,500	1,523,096
Ancestry.com, Inc. Tranche B1 Term Loan (c)(m)
12/28/18	5.250%	583,074	589,634
Blue Coat Systems, Inc. (c)(g)(m)
2nd Lien Term Loan
06/26/20	9.500%	4,618,000	4,618,000
Blue Coat Systems, Inc. (c)(m)
Term Loan
05/31/19	4.500%	875,000	875,368
Edwards Ltd. 1st Lien Term Loan (c)(m)
03/26/20	4.750%	928,961	929,546
First Data Corp. (c)(m)
Term Loan
03/24/17	4.191%	375,000	374,648
03/23/18	4.191%	848,315	846,194
Freescale Semiconductor, Inc. Tranche B4 Term Loan (c)(m)
03/01/20	5.000%	919,892	928,806
Greeneden U.S. Holdings II LLC Term Loan (c)(m)
02/08/20	4.000%	313,500	314,284
Infogroup, Inc. Tranche B Term Loan (c)(m)
05/26/18	7.500%	675,000	612,563
Novell, Inc. 1st Lien Term Loan (c)(m)
11/22/17	7.250%	455,100	459,537
OpenLink International, Inc. Term Loan (c)(m)
10/30/17	7.750%	147,750	147,750
RP Crown Parent LLC 1st Lien Term Loan (c)(m)
12/21/18	6.750%	796,000	805,703
Riverbed Technology, Inc. Term Loan (c)(m)
12/18/19	4.000%	433,683	437,208
SCS Holdings I, Inc. Term Loan (c)(m)
12/07/18	7.000%	411,058	417,224
Syniverse Holdings, Inc. Term Loan (c)(m)
04/23/19	5.000%	792,000	795,303

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
TransUnion LLC Term Loan (c)(m)
02/08/19	4.250%	$193,395	$194,926
Triple Point Group Holdings, Inc. (c)(g)(m)
1st Lien Term Loan
07/10/20	5.250%	2,082,000	2,040,360
2nd Lien Term Loan
07/10/21	9.250%	1,997,000	1,922,112
Verint Systems, Inc. Term Loan (c)(m)
09/06/19	4.000%	191,520	192,238
Total			21,375,875
Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (c)(m)
09/22/19	7.500%	473,812	447,753
Hertz Corp. (The) Letter of Credit (c)(m)
03/11/18	3.750%	500,000	496,250
Total			944,003
Wireless 0.1%
Cricket Communications, Inc. (c)(m)
Term Loan
10/10/19	4.750%	174,125	175,504
Tranche C Term Loan
03/08/20	4.750%	550,000	554,263
Instant Web, Inc. (c)(m)
Delayed Draw Term Loan
08/07/14	3.561%	25,223	17,740
Term Loan
08/07/14	3.561%	241,966	170,182
Telesat Canada Tranche B2 Term Loan (c)(m)
03/28/19	3.500%	569,261	570,860
Total			1,488,549
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan (c)(m)
10/21/16	6.000%	719,191	713,121
Integra Telecom Holdings, Inc. Tranche B Term Loan (c)(m)
02/22/19	5.250%	648,375	655,669
Windstream Corp. Tranche B3 Term Loan (c)(m)
08/08/19	4.000%	618,750	622,877

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
Zayo Group LLC Term Loan (c)(m)
07/02/19	4.500%	$820,854	$826,756
Total			2,818,423
Total Senior Loans (Cost: $186,202,111)			$186,933,342

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Delphi Automotive PLC		1,315	$70,642
Hotels, Restaurants & Leisure —%
BLB Management Services , Inc. (o)		5,526	165,780
Media —%
Media News Group (o)		2,495	39,920
Tribune Co. (o)		1,338	84,528
Total			124,448
TOTAL CONSUMER DISCRETIONARY			360,870
INFORMATION TECHNOLOGY —%
IT Services —%
Advanstar Communications, Inc. (o)		705	7,050
TOTAL INFORMATION TECHNOLOGY			7,050
MATERIALS —%
Chemicals —%
LyondellBasell Industries NV, Class A		3,806	261,510

Issuer			Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining —%
Aleris International, Inc. (o)			3,583	$161,235
TOTAL MATERIALS				422,745
TELECOMMUNICATION SERVICES —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc. (o)			478	13,298
Total Common Stocks (Cost: $581,342)				$803,963

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (o)			3,895	$233,700
Total Warrants (Cost: $157,632)				$233,700

Issuer	Effective Yield		Principal Amount	Value

Treasury Bills 0.4%
Norway Treasury Bills
03/19/14	1.520%	NOK	10,705,749	$10,589,104
Total Treasury Bills (Cost: $10,705,749)				$10,589,104

			Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.191% (p)(q)			85,843,123	$85,843,123
Total Money Market Funds (Cost: $85,843,123)				$85,843,123
Total Investments
(Cost: $2,528,708,401) (r)				$2,567,956,203(s)
Other Assets & Liabilities, Net				(50,837,492)
Net Assets				$2,517,118,711

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	August 16, 2013	6,563,080,000 (COP)	3,486,549 (USD)	28,252	—
Standard Chartered Bank	August 16, 2013	8,445,888,000 (COP)	4,394,780 (USD)	—	(55,629)
Morgan Stanley	August 16, 2013	39,200,000 (CZK)	1,941,460 (USD)	—	(68,426)
State Street Bank & Trust Company	August 16, 2013	55,000,000 (EUR)	70,782,800 (USD)	—	(2,390,028)
State Street Bank & Trust Company	August 19, 2013	6,250,000 (GBP)	9,444,063 (USD)	—	(62,515)
Citigroup Global Markets Inc.	August 21, 2013	11,811,000 (CHF)	12,631,140 (USD)	—	(133,309)
Goldman, Sachs & Co.	August 21, 2013	23,917,000 (EUR)	31,557,286 (USD)	—	(262,808)
Barclays Capital	August 21, 2013	12,388,000 (GBP)	19,035,128 (USD)	192,620	—
HSBC Securities (USA), Inc.	August 21, 2013	12,672,141 (USD)	13,016,000 (CAD)	—	(5,893)
State Street Bank & Trust Company	August 21, 2013	19,002,602 (USD)	1,862,407,000 (JPY)	21,001	—
Morgan Stanley	August 21, 2013	31,725,360 (USD)	188,224,000 (NOK)	192,162	—
Socgen-Crobsy Securities Inc.	August 30, 2013	30,000,000 (CHF)	32,076,127 (USD)	—	(348,056)
Socgen-Crobsy Securities Inc.	August 30, 2013	3,303,000,000 (JPY)	32,951,904 (USD)	—	(788,337)
Citigroup Global Markets Inc.	August 30, 2013	5,719,386 (USD)	185,987,000 (RUB)	—	(109,621)
Total				434,035	(4,224,622)

Futures Contracts Outstanding at July 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond	1,365	182,995,313	September 2013	—	(9,165,746)
U.S. Treasury Note, 2-year	1,195	263,273,438	September 2013	250,082	—
U.S. Treasury Note, 5-year	(1,354)	(164,331,175)	September 2013	1,567,962	—
U.S. Treasury Note, 10-year	(4,032)	(509,796,000)	September 2013	8,690,791	—
U.S. Treasury Ultra Bond	184	26,542,000	September 2013	—	(700,556)
Total				10,508,835	(9,866,302)

Credit Default Swap Contracts Outstanding at July 31, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470	10,000,000	(61,521)	(54,717)	—	(116,238)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the value of these securities amounted to $815,175,482 or 32.39% of net assets.

(c)	Variable rate security.
(d)	Negligible market value.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2013 was $1,474,754, representing 0.06% of net assets. Information concerning such security holdings at July 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Aleris International, Inc.
Senior Unsecured
06/01/20 7.625%	06-29-2010 - 04-24-13	3,250
ATI Acquisition Co.
Tranche B Term Loan
12/30/14 0.000%	12-23-09 - 7-19-13	77,478
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/11 13.000%	10-04-04	2,820,000
Revolution Studios Distribution Co. LLC
Tranche B Term Loan
12/21/14 3.940%	10-15-08	185,436
Six Flags, Inc.
06/01/14 9.625%	05-07-10	—

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2013, the value of these securities amounted to $6,627,460, which represents 0.26% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Zero coupon bond.
(k)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2013, the value of these securities amounted to $1,297,031 or 0.05% of net assets.

(l)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2013, the value of these securities amounted to $1,955,074, which represents 0.08% of net assets.

(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(o)	Non-income producing.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	140,193,065	686,303,194	(740,653,136)	85,843,123	104,707	85,843,123

(q)	The rate shown is the seven-day current annualized yield at July 31, 2013.
(r)

At July 31, 2013, the cost of securities for federal income tax purposes was approximately $2,528,708,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$83,871,000
Unrealized Depreciation	(44,623,000)
Net Unrealized Appreciation	$39,248,000

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(t)	At July 31, 2013, investments in securities included securities valued at $4,659,973 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	35,880,821	732,296	36,613,117
All Other Industries	—	1,221,765,099	—	1,221,765,099
Residential Mortgage-Backed Securities - Agency	—	209,771,520	—	209,771,520
Residential Mortgage-Backed Securities - Non-Agency	—	80,636,253	49,011,762	129,648,015
Commercial Mortgage-Backed Securities - Non-Agency	—	17,073,674	—	17,073,674
Asset-Backed Securities - Non-Agency	—	13,954,373	—	13,954,373
Inflation-Indexed Bonds	—	47,232,055	—	47,232,055
U.S. Treasury Obligations	33,893,134	—	—	33,893,134
Foreign Government Obligations	—	572,304,953	—	572,304,953
Municipal Bonds	—	1,297,031	—	1,297,031
Total Bonds	33,893,134	2,199,915,779	49,744,058	2,283,552,971
Senior Loans
Building Materials	—	945,886	1,273,026	2,218,912
Chemicals	—	12,196,341	1,377,000	13,573,341
Construction Machinery	—	108,116	654,815	762,931
Electric	—	8,240,761	460,890	8,701,651
Gaming	—	6,900,020	363,500	7,263,520
Lodging	—	—	503,750	503,750
Media Non-Cable	—	14,181,988	499,988	14,681,976
Other Industry	—	1,723,927	996	1,724,923
Retailers	—	16,037,798	657,047	16,694,845
Technology	—	20,958,651	417,224	21,375,875
Transportation Services	—	447,753	496,250	944,003
All Other Industries	—	98,487,615	—	98,487,615
Total Senior Loans	—	180,228,856	6,704,486	186,933,342
Equity Securities
Common Stocks
Consumer Discretionary	155,170	39,920	165,780	360,870
Information Technology	—	—	7,050	7,050
Materials	261,510	—	161,235	422,745
Telecommunication Services	13,298	—	—	13,298
Warrants
Energy	—	233,700	—	233,700
Total Equity Securities	429,978	273,620	334,065	1,037,663
Short-Term Securities
Treasury Bills	—	10,589,104	—	10,589,104
Total Short-Term Securities	—	10,589,104	—	10,589,104
Mutual Funds
Money Market Funds	85,843,123	—	—	85,843,123
Total Mutual Funds	85,843,123	—	—	85,843,123
Investments in Securities	120,166,235	2,391,007,359	56,782,609	2,567,956,203
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	434,035	—	434,035
Futures Contracts	10,508,835	—	—	10,508,835
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,224,622)	—	(4,224,622)
Futures Contracts	(9,866,302)	—	—	(9,866,302)
Swap Contracts	—	(116,238)	—	(116,238)
Total	120,808,768	2,387,100,534	56,782,609	2,564,691,911

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Residential mortgage backed securities, corporate bonds, senior loans and common stock classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of October 31, 2012	883,710	4,815,000	55,445,069	2,008,370	6,728,744	176,965	70,057,858
Accrued discounts/premiums	485	—	2,765	—	13,457	—	16,707
Realized gain (loss)	—	—	21,363	—	(1,712,668)	—	(1,691,305)
Change in unrealized appreciation (depreciation)(a)	(148,760)	—	(481,809)	—	72,878	77,266	(480,425)
Sales	—	—	(13,525,906)	—	(1,398,374)	—	(14,924,280)
Purchases	—	—	38,839,716	—	4,187,817	1,431	43,028,964
Transfers into Level 3	—	—	—	—	2,719,115	78,403	2,797,518
Transfers out of Level 3	(3,139)	(4,815,000)	(31,289,436)	(2,008,370)	(3,906,483)	—	(42,022,428)
Balance as of July 31, 2013	732,296	—	49,011,762	—	6,704,486	334,065	56,782,609

(a)Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2013 was $(347,698), which is comprised of Corporate Bonds & Notes of $(55,413), Residential Mortgage Backed Securities - Non - Agency of $(478,703), Senior Loans of $109,152 and Common Stocks of $77,266.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, the management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 23, 2013